Message From New York Life Insurance and Annuity Corporation

Dear Policyowner:

We’re pleased to provide the December 31, 2011 Annual Report(s) for the Investment Divisions in your New York Life variable annuity policy*.

The reports contain performance information, financial statements, notes and highlights and other pertinent data for each of the Investment Divisions. In addition, some of the portfolio managers provide a discussion of their portfolio’s performance.

In an effort to both conserve resources and minimize the amount of paper mailed to you, we are providing the annual reports for the underlying investment divisions to you in a new format. Contained in this package is one or more annual report(s) for the investment divisions that your policy(ies) were allocated to as of December 31, 2011.

You can sign up to receive future Annual Reports (as well as other policy documents and reports) via eDelivery** online at www.newyorklife.com/vsc. Once enrolled, you’ll receive your Annual Reports by e-mail whenever they are released.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2012

*	New York Life Variable Annuities are issued by New York Life Insurance and Annuity Corporation (A Delaware Corporation).

**	Electronic delivery is currently offered to policyowners of variable annuities (except for policies formerly known as MainStay Variable Annuities or New York Life Variable Annuities sold by registered representatives of third-party broker dealers). At this time, electronic delivery is not available for any New York Life products that are owned by Corporations, Trusts or other Organizations. For full details on electronic delivery — including who can participate and what you can receive via eDelivery — please log on to www.newyorklife.com/vsc.

SMRU # 468360

Annual Report Table of Contents

The 2011 Annual Report for the Portfolios of the MainStay VP Funds Trust is provided to those policyowners that had allocations to any of the following Investment Divisions as of December 31, 2011:

MainStay VP Balanced – Service Class

MainStay VP Bond – Initial and Service Classes

MainStay VP Cash Management

MainStay VP Common Stock – Initial and Service Classes

MainStay VP Conservative Allocation – Service Class

MainStay VP Convertible – Initial and Service Classes

MainStay VP Flexible Bond Opportunities – Service Class

MainStay VP Floating Rate – Service Class

MainStay VP Government – Initial and Service Classes

MainStay VP Growth Allocation – Service Class

MainStay VP Growth Equity – Initial and Service Classes

MainStay VP High Yield Corporate Bond – Initial and Service Classes

MainStay VP ICAP Select Equity – Initial and Service Classes

MainStay VP Income Builder – Initial and Service Classes

MainStay VP International Equity – Initial and Service Classes

MainStay VP Large Cap Growth – Initial and Service Classes

MainStay VP Mid Cap Core – Initial and Service Classes

MainStay VP Moderate Allocation – Service Class

MainStay VP Moderate Growth Allocation – Service Class

MainStay VP S&P 500 Index – Initial and Service Classes

MainStay VP U.S. Small Cap – Initial and Service Classes

The individual 2011 Annual Reports for the following New York Life Variable Annuities Investment Divisions (other than Portfolios of the MainStay VP Funds Trust) are provided to policyowners based on their allocations as of December 31, 2011:

Alger Small Cap Growth – Class I-2 and Class S Shares (closed to new investors)

BlackRock® Global Allocation V.I. Fund – Class III Shares

Calvert VP SRI Balanced Portfolio

Columbia Variable Portfolio – Small Cap Value Fund – Class 2

Dreyfus IP Technology Growth – Initial and Service Shares

Fidelity® VIP Contrafund® – Initial and Service Class 2

Fidelity® VIP Equity-Income – Initial and Service Class 2

Fidelity® VIP Mid Cap – Service Class 2

Janus Aspen Balanced Portfolio – Institutional and Service Shares

Janus Aspen Worldwide Portfolio – Institutional and Service Shares

MFS® Investors Trust Series – Initial and Service Classes

MFS® Research Series – Initial and Service Classes

MFS® Utilities Series – Initial and Service Classes

Neuberger Berman AMT Mid-Cap Growth Portfolio – Class I and Class S

PIMCO Real Return Portfolio – Advisor Class

Royce Micro-Cap Portfolio – Investment Class

Royce Small-Cap Portfolio – Investment Class

T. Rowe Price Equity Income Portfolio and Portfolio II

UIF Emerging Markets Equity Portfolio – Class I and Class II

Van Eck VIP Global Hard Assets

Victory VIF Diversified Stock – Class A Shares

NYLIAC Variable Annuity Separate Account-III

Financial Statements

Series I Policies:	New York Life Variable Annuity* New York Life Flexible Premium Variable Annuity* New York Life Plus Variable Annuity* New York Life Flexible Premium Variable Annuity II

Series II Policies:	New York Life Access Variable Annuity*

Series III Policies:	New York Life Premium Plus Variable Annuity*

Series IV Policies:	New York Life Essentials Variable Annuity* New York Life Plus II Variable Annuity*

Series V Policies:	New York Life Select Variable Annuity*

Series VI Policies:	New York Life Premium Plus II Variable Annuity*

Series VII Policies:	New York Life Complete Access Variable Annuity

Series VIII Policies:	New York Life Premier Variable Annuity

Series IX Policies:	New York Life Premier Plus Variable Annuity

*Includes policies formerly known as LifeStages® and MainStay

Statement of Assets and Liabilities

As of December 31, 2011

	MainStay VP Bond— Initial Class	MainStay VP Cash Management	MainStay VP Common Stock— Initial Class

ASSETS:
Investment, at net asset value	$108,145,394	$332,417,990	$89,219,272
Dividends due and accrued	—	3,032	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(26,735)	(360,647)	(40,199)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	3,939	52,096	3,152
Administrative charges	356	3,121	344

Total net assets	$108,114,364	$332,005,158	$89,175,577

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$73,095,916	$96,687,738	$75,478,776
Series II Policies	461,094	10,448,683	228,837
Series III Policies	25,051,971	74,706,430	9,525,716
Series IV Policies	9,382,896	73,473,549	3,916,071
Series V Policies	122,487	3,041,161	26,177
Series VI Policies	—	35,211,500	—
Series VII Policies	—	11,898,385	—
Series VIII Policies	—	14,948,584	—
Series IX Policies	—	11,589,128	—

Total net assets	$108,114,364	$332,005,158	$89,175,577

Series I variable accumulation unit value	$21.36	$1.31	$23.67

Series II variable accumulation unit value	$17.16	$1.07	$8.17

Series III variable accumulation unit value	$16.75	$1.05	$8.19

Series IV variable accumulation unit value	$15.14	$1.03	$11.67

Series V variable accumulation unit value	$14.26	$0.99	$12.77

Series VI variable accumulation unit value	$—	$1.01	$—

Series VII variable accumulation unit value	$—	$9.61	$—

Series VIII variable accumulation unit value	$—	$9.68	$—

Series IX variable accumulation unit value	$—	$9.61	$—

Identified Cost of Investment	$101,326,241	$332,420,682	$98,182,089

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Convertible— Initial Class	MainStay VP Government— Initial Class	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class

$94,643,230	$79,102,024	$100,640,075	$340,629,691	$170,330,648	$76,171,531	$40,815,706
—	—	—	—	—	—	—

(26,218)	(38,217)	(24,344)	9,238	(18,732)	(86,982)	(30,878)

3,423	2,888	3,508	12,271	6,176	2,663	1,480
324	260	407	1,175	592	297	135

$94,613,265	$79,060,659	$100,611,816	$340,625,483	$170,305,148	$76,081,589	$40,783,213

$66,848,537	$52,557,031	$90,435,345	$252,818,512	$121,925,573	$66,512,808	$27,571,719
837,442	528,198	84,854	2,287,752	1,142,802	88,309	493,307
19,170,693	18,962,450	6,935,056	62,607,849	33,587,241	6,570,661	9,000,300
7,698,945	6,936,803	3,148,932	22,545,476	13,530,405	2,892,903	3,694,246
57,648	76,177	7,629	365,894	119,127	16,908	23,641
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—

$94,613,265	$79,060,659	$100,611,816	$340,625,483	$170,305,148	$76,081,589	$40,783,213

$23.19	$19.85	$17.49	$31.52	$12.81	$21.88	$19.07

$12.95	$15.60	$6.49	$19.75	$11.73	$9.95	$11.50

$12.35	$15.37	$5.90	$19.33	$11.53	$9.49	$11.49

$15.35	$14.04	$10.01	$19.97	$12.62	$13.19	$13.73

$16.55	$13.28	$11.90	$20.47	$16.12	$14.48	$14.70

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—	$—

$86,359,710	$77,477,384	$91,793,229	$323,504,907	$168,553,526	$76,869,157	$56,521,723

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	MainStay VP Large Cap Growth— Initial Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP S&P 500 Index— Initial Class

ASSETS:
Investment, at net asset value	$41,118,009	$62,411,417	$188,227,261
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	8,995	(33,381)	(51,628)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,471	2,292	6,676
Administrative charges	151	207	714

Total net assets	$41,125,382	$62,375,537	$188,168,243

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$31,724,360	$40,129,151	$155,587,488
Series II Policies	261,131	231,241	559,336
Series III Policies	6,382,112	15,290,759	22,681,304
Series IV Policies	2,702,015	6,686,319	9,305,548
Series V Policies	55,764	38,067	34,567
Series VI Policies	—	—	—
Series VII Policies	—	—	—
Series VIII Policies	—	—	—
Series IX Policies	—	—	—

Total net assets	$41,125,382	$62,375,537	$188,168,243

Series I variable accumulation unit value	$14.65	$15.55	$24.23

Series II variable accumulation unit value	$8.10	$16.58	$9.08

Series III variable accumulation unit value	$6.89	$15.89	$8.80

Series IV variable accumulation unit value	$11.69	$15.71	$12.06

Series V variable accumulation unit value	$13.72	$18.04	$13.96

Series VI variable accumulation unit value	$—	$—	$—

Series VII variable accumulation unit value	$—	$—	$—

Series VIII variable accumulation unit value	$—	$—	$—

Series IX variable accumulation unit value	$—	$—	$—

Identified Cost of Investment	$32,959,586	$50,639,067	$169,927,384

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

MainStay VP U.S. Small Cap— Initial Class	Alger Small Cap Growth— Class I-2 Shares	Calvert VP SRI Balanced Portfolio	Dreyfus IP Technology Growth— Initial Shares	Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Janus Aspen Balanced Portfolio— Institutional Shares

$28,118,516	$30,661,492	$27,261,180	$12,632,565	$163,705,609	$69,685,107	$220,517,691
—	—	—	—	—	—	—

(9,800)	(4,197)	(158)	9,067	(78,766)	(27,555)	(97,417)

1,034	1,094	1,036	474	5,841	2,510	7,795
93	115	80	39	605	248	839

$28,107,589	$30,656,086	$27,259,906	$12,641,119	$163,620,397	$69,654,794	$220,411,640

$17,671,597	$24,769,460	$12,712,111	$7,333,073	$129,589,621	$53,100,148	$178,669,178
181,012	171,206	121,220	38,258	1,062,979	294,723	959,809
6,982,031	4,393,990	4,505,905	3,977,225	23,442,903	12,394,491	27,883,563
3,247,323	1,286,834	3,713,571	1,158,944	9,321,919	3,767,792	12,770,229
25,626	34,596	577,106	133,619	202,975	97,640	128,861
—	—	2,045,288	—	—	—	—
—	—	298,751	—	—	—	—
—	—	1,561,838	—	—	—	—
—	—	1,724,116	—	—	—	—

$28,107,589	$30,656,086	$27,259,906	$12,641,119	$163,620,397	$69,654,794	$220,411,640

$12.20	$13.94	$19.23	$10.85	$26.07	$17.97	$28.69

$11.55	$9.65	$9.92	$13.07	$13.53	$11.56	$14.70

$11.56	$8.91	$9.60	$10.84	$12.96	$11.34	$13.78

$15.45	$18.48	$12.46	$13.15	$15.38	$11.66	$15.40

$18.63	$21.07	$13.13	$16.94	$17.72	$11.37	$15.47

$—	$—	$12.10	$—	$—	$—	$—

$—	$—	$11.41	$—	$—	$—	$—

$—	$—	$11.56	$—	$—	$—	$—

$—	$—	$11.40	$—	$—	$—	$—

$22,789,938	$20,982,757	$27,750,844	$11,802,662	$192,879,065	$84,980,349	$204,662,534

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	Janus Aspen Worldwide Portfolio— Institutional Shares	MFS® Investors Trust Series— Initial Class	MFS® Research Series— Initial Class

ASSETS:
Investment, at net asset value	$64,462,403	$8,690,752	$10,928,428
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(72,290)	(1,120)	(3,631)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	2,244	315	392
Administrative charges	261	30	40

Total net assets	$64,387,608	$8,689,287	$10,924,365

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$57,271,737	$6,365,620	$8,613,088
Series II Policies	137,820	168,640	131,442
Series III Policies	4,791,370	1,567,681	1,668,899
Series IV Policies	2,163,899	575,584	502,344
Series V Policies	22,782	11,762	8,592
Series VI Policies	—	—	—
Series VII Policies	—	—	—
Series VIII Policies	—	—	—
Series IX Policies	—	—	—

Total net assets	$64,387,608	$8,689,287	$10,924,365

Series I variable accumulation unit value	$14.38	$10.46	$11.88

Series II variable accumulation unit value	$6.06	$9.17	$8.32

Series III variable accumulation unit value	$5.54	$8.98	$7.93

Series IV variable accumulation unit value	$9.27	$11.99	$12.98

Series V variable accumulation unit value	$11.44	$14.75	$15.33

Series VI variable accumulation unit value	$—	$—	$—

Series VII variable accumulation unit value	$—	$—	$—

Series VIII variable accumulation unit value	$—	$—	$—

Series IX variable accumulation unit value	$—	$—	$—

Identified Cost of Investment	$72,622,163	$8,055,025	$8,516,080

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

MFS® Utilities Series— Initial Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I	Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Equity Income Portfolio	UIF Emerging Markets Equity Portfolio— Class I	Van Eck VIP Global Hard Assets

$2,918,962	$2,108,475	$77,803,652	$61,597,144	$71,196,949	$42,145,768	$315,147,454
—	—	—	—	—	—	—

(801)	(278)	(11,069)	2,347	(13,794)	(5,889)	(76,705)

117	83	3,029	2,405	2,613	1,517	12,213
6	5	201	168	234	148	825

$2,918,038	$2,108,109	$77,789,353	$61,596,918	$71,180,308	$42,138,214	$315,057,711

$1,324,665	$843,006	$24,561,158	$19,101,128	$47,620,622	$30,983,607	$108,631,772
51,125	5,989	1,422,513	1,710,425	562,919	292,941	6,326,796
1,457,188	978,829	12,814,148	8,796,225	17,084,215	8,125,420	62,240,749
54,830	253,185	17,736,107	16,180,293	5,824,265	2,705,460	67,364,251
30,230	27,100	579,770	591,974	88,287	30,786	2,814,795
—	—	12,132,753	8,459,709	—	—	48,172,349
—	—	1,196,863	1,417,554	—	—	3,444,808
—	—	4,091,529	2,658,240	—	—	8,668,911
—	—	3,254,512	2,681,370	—	—	7,393,280

$2,918,038	$2,108,109	$77,789,353	$61,596,918	$71,180,308	$42,138,214	$315,057,711

$20.76	$13.63	$14.22	$13.24	$14.72	$21.28	$34.31

$24.17	$13.90	$14.41	$12.49	$13.89	$15.20	$34.77

$19.24	$13.92	$14.10	$12.76	$13.55	$17.57	$35.09

$31.31	$19.56	$14.00	$13.05	$12.17	$23.55	$33.44

$27.17	$18.35	$13.47	$12.15	$12.01	$29.35	$41.00

$—	$—	$13.91	$12.71	$—	$—	$36.37

$—	$—	$13.12	$12.39	$—	$—	$12.66

$—	$—	$13.32	$12.77	$—	$—	$11.79

$—	$—	$13.19	$12.79	$—	$—	$11.77

$2,866,321	$1,712,427	$70,357,069	$53,450,540	$80,102,032	$43,812,961	$324,661,234

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	MainStay VP Balanced— Service Class	MainStay VP Bond— Service Class	MainStay VP Common Stock— Service Class

ASSETS:
Investments, at net asset value	$84,260,488	$188,412,586	$37,072,068
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	6,982	35,256	(1,064)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	3,329	7,564	1,461
Administrative charges	209	395	100

Total net assets	$84,263,932	$188,439,883	$37,069,443

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$27,098,866	$33,668,063	$9,079,048
Series II Policies	2,095,659	6,164,200	627,032
Series III Policies	18,048,481	37,250,199	7,679,292
Series IV Policies	16,620,019	46,951,476	11,736,741
Series V Policies	905,422	3,565,978	288,451
Series VI Policies	14,061,406	30,902,582	6,830,565
Series VII Policies	621,126	6,869,825	179,550
Series VIII Policies	1,836,378	11,577,917	344,456
Series IX Policies	2,976,575	11,489,643	304,308

Total net assets	$84,263,932	$188,439,883	$37,069,443

Series I variable accumulation unit value	$11.63	$13.22	$13.00

Series II variable accumulation unit value	$11.49	$13.00	$10.31

Series III variable accumulation unit value	$11.49	$13.08	$12.73

Series IV variable accumulation unit value	$11.61	$13.25	$12.95

Series V variable accumulation unit value	$11.34	$12.72	$12.46

Series VI variable accumulation unit value	$11.38	$12.91	$12.62

Series VII variable accumulation unit value	$11.19	$11.40	$11.88

Series VIII variable accumulation unit value	$12.03	$11.44	$12.41

Series IX variable accumulation unit value	$12.01	$11.34	$11.83

Identified Cost of Investment	$82,663,815	$183,265,969	$42,069,843

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Conservative Allocation— Service Class	MainStay VP Convertible— Service Class	MainStay VP Flexible Bond Opportunities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Government— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Growth Equity— Service Class

$254,974,779	$167,506,469	$16,479,542	$209,311,883	$121,817,015	$87,122,330	$31,122,186
—	—	—	748,852	—	—	—

294,137	66,515	85,610	(534,462)	1,083	40,701	(20,010)

10,099	6,729	653	8,352	4,827	3,306	1,232
569	358	28	463	286	271	80

$255,258,248	$167,565,897	$16,564,471	$209,517,458	$121,812,985	$87,159,454	$31,100,864

$73,846,821	$31,872,082	$2,969,380	$51,128,515	$27,427,030	$37,185,384	$9,654,569
11,654,350	5,172,904	1,745,733	10,537,789	4,873,509	1,494,351	514,124
44,206,471	30,837,980	1,670,001	35,738,280	23,703,973	12,534,060	7,959,383
47,513,150	42,511,822	3,574,190	47,889,234	31,271,155	18,595,620	6,323,157
2,530,507	1,950,140	—	2,912,445	1,702,581	441,136	199,620
34,391,718	33,666,246	1,624,465	32,052,030	17,509,211	11,444,348	5,732,990
6,854,512	3,684,261	1,089,660	6,645,375	4,170,000	362,003	82,107
13,776,955	9,056,538	2,545,727	10,719,476	5,077,068	2,730,382	327,824
20,483,764	8,813,924	1,345,315	11,894,314	6,078,458	2,372,170	307,090

$255,258,248	$167,565,897	$16,564,471	$209,517,458	$121,812,985	$87,159,454	$31,100,864

$12.12	$14.73	$9.76	$11.31	$12.44	$10.07	$11.73

$11.99	$12.95	$9.75	$11.27	$12.49	$9.69	$10.50

$11.99	$14.68	$9.74	$11.18	$12.23	$9.77	$11.68

$12.02	$14.73	$9.75	$11.29	$12.45	$10.05	$11.70

$11.79	$14.23	$—	$11.20	$12.04	$9.58	$11.15

$11.79	$14.26	$9.73	$11.12	$12.12	$9.62	$11.40

$11.80	$12.20	$9.74	$10.99	$10.73	$11.59	$12.01

$11.87	$12.23	$9.76	$11.10	$10.89	$12.23	$11.83

$11.75	$12.35	$9.74	$10.97	$10.79	$11.84	$11.89

$238,023,444	$159,672,596	$16,760,078	$203,329,926	$121,642,098	$87,303,051	$29,049,531

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	MainStay VP High Yield Corporate Bond— Service Class	MainStay VP ICAP Select Equity— Service Class	MainStay VP Income Builder— Service Class

ASSETS:
Investments, at net asset value	$707,725,502	$257,540,252	$42,075,328
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	202,245	(384,172)	(4,585)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	28,767	10,230	1,685
Administrative charges	1,395	646	93

Total net assets	$707,897,585	$257,145,204	$42,068,965

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$120,718,324	$62,385,193	$11,250,881
Series II Policies	21,351,928	5,678,447	1,350,747
Series III Policies	161,427,918	52,711,195	10,657,884
Series IV Policies	159,155,387	70,201,542	7,685,763
Series V Policies	13,699,228	2,640,652	422,699
Series VI Policies	127,027,215	48,284,748	7,113,138
Series VII Policies	19,484,908	2,837,054	1,011,939
Series VIII Policies	31,909,652	6,727,251	865,885
Series IX Policies	53,123,025	5,679,122	1,710,029

Total net assets	$707,897,585	$257,145,204	$42,068,965

Series I variable accumulation unit value	$17.12	$13.92	$13.31

Series II variable accumulation unit value	$13.74	$11.32	$12.05

Series III variable accumulation unit value	$16.89	$13.71	$13.29

Series IV variable accumulation unit value	$17.28	$13.88	$13.63

Series V variable accumulation unit value	$16.58	$13.34	$12.86

Series VI variable accumulation unit value	$16.75	$13.54	$12.94

Series VII variable accumulation unit value	$12.79	$12.41	$12.15

Series VIII variable accumulation unit value	$12.70	$12.18	$12.14

Series IX variable accumulation unit value	$12.58	$12.06	$12.52

Identified Cost of Investment	$682,689,150	$245,021,690	$43,247,473

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

MainStay VP International Equity— Service Class	MainStay VP Large Cap Growth— Service Class	MainStay VP Mid Cap Core— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP S&P 500 Index— Service Class	MainStay VP U.S. Small Cap— Service Class

$129,298,302	$81,578,885	$162,332,993	$291,601,188	$257,140,913	$155,894,358	$68,006,232
—	—	—	—	—	—	—

(67,540)	140,390	(68,028)	(125,497)	(318,389)	(29,224)	(7,678)

5,071	3,252	6,426	11,420	9,908	6,157	2,675
329	192	426	714	674	415	185

$129,225,362	$81,715,831	$162,258,113	$291,463,557	$256,811,942	$155,858,562	$67,995,694

$30,302,461	$17,925,243	$42,182,988	$91,420,753	$92,726,267	$42,649,242	$19,124,665
3,441,558	1,560,361	2,929,746	11,133,323	4,024,070	1,988,653	1,119,159
24,135,223	13,972,413	35,756,200	46,008,513	32,060,313	36,569,684	14,721,818
37,459,595	21,513,255	44,541,075	59,654,640	48,242,980	41,368,990	18,601,391
1,796,162	1,249,294	1,859,013	2,336,441	946,927	1,856,154	700,716
22,971,228	14,589,114	30,288,728	42,852,367	29,624,938	27,050,871	11,826,979
1,386,992	2,043,882	792,542	3,475,339	1,650,027	743,076	408,293
4,477,219	4,256,858	2,241,367	17,007,278	22,841,878	1,611,462	661,367
3,254,924	4,605,411	1,666,454	17,574,903	24,694,542	2,020,430	831,306

$129,225,362	$81,715,831	$162,258,113	$291,463,557	$256,811,942	$155,858,562	$67,995,694

$13.94	$12.66	$16.69	$11.49	$10.85	$12.86	$16.70

$10.45	$13.13	$11.92	$11.27	$10.59	$10.69	$13.70

$13.59	$12.59	$16.39	$11.25	$10.60	$12.62	$16.28

$13.82	$12.76	$16.60	$11.41	$10.79	$12.84	$16.68

$13.01	$11.99	$16.15	$11.12	$10.30	$12.42	$15.87

$13.23	$12.42	$16.09	$11.15	$10.52	$12.51	$16.49

$9.26	$12.96	$13.02	$11.89	$11.61	$12.15	$13.10

$9.40	$12.83	$13.10	$11.87	$11.83	$12.76	$12.88

$9.33	$12.62	$13.27	$11.81	$11.84	$12.57	$12.98

$181,849,708	$71,993,639	$137,156,894	$277,191,786	$256,248,808	$151,288,248	$55,807,830

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	Alger Small Cap Growth— Class S Shares	BlackRock® Global Allocation V.I. Fund— Class III Shares	Columbia Variable Portfolio— Small Cap Value Fund— Class 2

ASSETS:
Investments, at net asset value	$32,882,194	$33,565,162	$41,688,739
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(6,181)	259,476	(34,336)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,298	1,328	1,630
Administrative charges	88	57	115

Total net assets	$32,874,627	$33,823,253	$41,652,658

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$8,508,679	$5,504,916	$12,750,346
Series II Policies	254,404	886,937	1,475,994
Series III Policies	7,779,895	6,028,990	6,468,529
Series IV Policies	9,905,455	7,846,478	11,300,758
Series V Policies	169,574	—	584,628
Series VI Policies	6,256,620	2,117,753	6,410,770
Series VII Policies	—	1,141,415	382,519
Series VIII Policies	—	5,598,827	1,521,704
Series IX Policies	—	4,697,937	757,410

Total net assets	$32,874,627	$33,823,253	$41,652,658

Series I variable accumulation unit value	$19.26	$8.94	$12.54

Series II variable accumulation unit value	$14.22	$8.93	$12.04

Series III variable accumulation unit value	$18.93	$8.92	$12.35

Series IV variable accumulation unit value	$19.10	$8.93	$12.46

Series V variable accumulation unit value	$18.27	$—	$12.09

Series VI variable accumulation unit value	$18.70	$8.91	$12.19

Series VII variable accumulation unit value	$—	$8.92	$12.13

Series VIII variable accumulation unit value	$—	$8.94	$12.98

Series IX variable accumulation unit value	$—	$8.92	$12.17

Identified Cost of Investment	$28,642,025	$36,003,333	$43,738,727

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Dreyfus IP Technology Growth— Service Shares	Fidelity® VIP Contrafund®— Service Class 2	Fidelity® VIP Equity- Income— Service Class 2	Fidelity® VIP Mid Cap— Service Class 2	Janus Aspen Balanced Portfolio— Service Shares	Janus Aspen Worldwide Portfolio— Service Shares	MFS® Investors Trust Series— Service Class

$41,677,991	$255,205,607	$104,904,986	$164,637,156	$148,168,294	$27,169,889	$6,735,772
—	—	—	—	—	—	—

(18,303)	(32,651)	(312,916)	(55,049)	16,005	(3,132)	419

1,632	10,034	4,164	6,372	5,870	1,061	264
110	683	269	455	345	73	18

$41,657,946	$255,162,239	$104,587,637	$164,575,280	$148,178,084	$27,165,623	$6,735,909

$11,173,234	$63,738,964	$26,800,868	$56,852,852	$34,438,112	$7,690,723	$1,731,590
875,864	5,438,331	2,325,188	2,990,301	3,641,630	637,915	89,866
7,619,518	46,882,580	22,968,533	28,124,827	29,279,536	5,414,298	1,716,697
11,395,673	76,322,013	27,742,211	38,750,169	35,734,324	7,236,329	1,950,825
363,052	3,420,047	1,238,557	1,476,809	1,904,586	260,695	73,992
5,771,704	44,292,147	19,217,817	23,329,344	22,212,866	4,098,943	982,431
634,998	2,694,875	678,817	2,283,390	1,807,745	410,246	14,267
2,031,703	7,033,644	1,625,027	6,225,931	9,084,619	781,558	142,250
1,792,200	5,339,638	1,990,619	4,541,657	10,074,666	634,916	33,991

$41,657,946	$255,162,239	$104,587,637	$164,575,280	$148,178,084	$27,165,623	$6,735,909

$14.15	$16.09	$12.62	$18.37	$15.31	$11.00	$13.02

$13.13	$12.39	$10.04	$16.57	$13.90	$9.23	$11.07

$13.96	$15.80	$12.26	$18.23	$15.25	$10.80	$12.97

$14.14	$16.31	$12.52	$18.75	$15.35	$10.93	$13.16

$13.64	$15.34	$12.20	$17.13	$14.85	$10.46	$12.69

$13.77	$15.48	$12.19	$18.33	$14.98	$10.47	$12.74

$12.57	$12.44	$12.38	$12.67	$11.50	$10.24	$9.93

$13.72	$12.48	$11.95	$12.53	$11.58	$10.65	$11.49

$13.47	$12.30	$12.22	$12.36	$11.47	$10.35	$10.37

$36,868,265	$292,686,950	$122,231,969	$167,181,443	$148,390,169	$30,109,658	$6,675,788

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Assets and Liabilities (Continued)

As of December 31, 2011

	MFS® Research Series— Service Class	MFS® Utilities Series— Service Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S

ASSETS:
Investments, at net asset value	$7,560,666	$392,803,135	$30,203,238
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	5,254	(15,558)	134,954

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	298	15,339	1,198
Administrative charges	20	1,032	77

Total net assets	$7,565,602	$392,771,206	$30,336,917

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Policyowners:
Series I Policies	$2,122,304	$132,838,265	$9,042,508
Series II Policies	83,117	9,491,050	447,251
Series III Policies	1,761,771	70,763,570	5,680,635
Series IV Policies	1,823,070	83,514,026	6,719,424
Series V Policies	114,234	4,074,550	504,389
Series VI Policies	1,275,555	65,428,243	5,696,751
Series VII Policies	66,361	5,823,794	437,583
Series VIII Policies	205,102	10,673,803	785,897
Series IX Policies	114,088	10,163,905	1,022,479

Total net assets	$7,565,602	$392,771,206	$30,336,917

Series I variable accumulation unit value	$14.52	$24.12	$17.06

Series II variable accumulation unit value	$11.64	$21.72	$14.55

Series III variable accumulation unit value	$14.20	$25.36	$17.04

Series IV variable accumulation unit value	$14.12	$25.78	$17.77

Series V variable accumulation unit value	$14.05	$25.06	$16.92

Series VI variable accumulation unit value	$14.27	$25.02	$17.06

Series VII variable accumulation unit value	$11.94	$13.04	$13.77

Series VIII variable accumulation unit value	$12.38	$13.33	$14.72

Series IX variable accumulation unit value	$12.43	$13.10	$14.02

Identified Cost of Investment	$6,996,770	$408,949,944	$27,409,178

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

PIMCO Real Return Portfolio— Advisor Class	T. Rowe Price Equity Income Portfolio—II	UIF Emerging Markets Equity Portfolio— Class II	Victory VIF Diversified Stock— Class A Shares

$108,058,447	$140,849,675	$107,217,156	$17,295,511
4,547	—	—	—

498,784	(17,648)	(50,480)	(2,677)

4,299	5,598	4,204	661
192	360	275	53

$108,557,287	$140,826,069	$107,162,197	$17,292,120

$25,890,453	$31,068,835	$29,010,712	$4,872,223
3,364,415	2,572,319	2,347,720	1,013,091
16,384,999	26,189,272	21,823,889	2,325,445
16,681,353	42,380,057	27,145,160	6,276,252
—	2,427,223	1,076,590	392,611
13,204,512	27,439,335	17,885,514	1,766,132
8,974,706	1,808,602	1,327,098	81,348
11,794,566	4,118,253	3,859,542	351,414
12,262,283	2,822,173	2,685,972	213,604

$108,557,287	$140,826,069	$107,162,197	$17,292,120

$11.31	$13.15	$27.17	$11.40

$11.30	$10.65	$17.66	$10.04

$11.29	$12.94	$26.35	$11.12

$11.32	$13.17	$27.57	$11.06

$—	$12.65	$20.66	$10.70

$11.26	$12.78	$26.13	$11.00

$11.28	$12.17	$11.33	$10.37

$11.34	$12.02	$10.76	$11.00

$11.28	$12.06	$10.78	$11.16

$107,061,900	$155,570,235	$112,663,762	$17,933,568

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations

For the year ended December 31, 2011

	MainStay VP Bond— Initial Class	MainStay VP Cash Management	MainStay VP Common Stock— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$3,466,612	$27,295	$1,428,909
Mortality and expense risk charges	(1,510,585)	(3,869,087)	(1,259,916)
Administrative charges	(160,424)	(411,113)	(158,527)

Net investment income (loss)	1,795,603	(4,252,905)	10,466

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	30,226,292	194,898,519	18,973,339
Cost of investments sold	(27,580,336)	(194,913,794)	(22,050,416)

Net realized gain (loss) on investments	2,645,956	(15,275)	(3,077,077)
Realized gain distribution received	1,609,876	—	—
Change in unrealized appreciation (depreciation) on investments	136,597	19,769	3,462,362

Net gain (loss) on investments	4,392,429	4,494	385,285

Net increase (decrease) in net assets resulting from operations	$6,188,032	$(4,248,411)	$395,751

	MainStay VP Large Cap Growth— Initial Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP S&P 500 Index— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$—	$593,278	$3,365,913
Mortality and expense risk charges	(613,616)	(964,497)	(2,655,412)
Administrative charges	(76,329)	(102,295)	(331,527)

Net investment income (loss)	(689,945)	(473,514)	378,974

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	11,702,095	16,407,478	38,374,846
Cost of investments sold	(9,650,127)	(15,362,653)	(37,504,926)

Net realized gain (loss) on investments	2,051,968	1,044,825	869,920
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	(2,149,848)	(3,410,421)	(35,543)

Net gain (loss) on investments	(97,880)	(2,365,596)	834,377

Net increase (decrease) in net assets resulting from operations	$(787,825)	$(2,839,110)	$1,213,351

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Convertible— Initial Class	MainStay VP Government— Initial Class	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class

$2,469,445	$2,620,820	$504,013	$21,354,732	$2,627,836	$3,094,021	$1,584,746
(1,442,706)	(1,106,947)	(1,416,868)	(4,789,165)	(2,550,459)	(1,044,972)	(678,468)
(155,984)	(119,620)	(196,656)	(520,930)	(284,017)	(132,439)	(72,158)

870,755	1,394,253	(1,109,511)	16,044,637	(206,640)	1,916,610	834,120

21,847,653	25,432,407	18,308,454	100,728,159	42,810,169	14,504,210	11,839,962
(19,018,875)	(23,826,865)	(18,561,768)	(96,684,262)	(48,009,153)	(16,517,823)	(16,159,832)

2,828,778	1,605,542	(253,314)	4,043,897	(5,198,984)	(2,013,613)	(4,319,870)
—	651,574	—	—	—	—	—

(10,189,565)	(160,791)	(1,431,738)	(2,840,794)	(49,267)	2,292,609	(5,536,270)

(7,360,787)	2,096,325	(1,685,052)	1,203,103	(5,248,251)	278,996	(9,856,140)

$(6,490,032)	$3,490,578	$(2,794,563)	$17,247,740	$(5,454,891)	$2,195,606	$(9,022,020)

MainStay VP U.S. Small Cap— Initial Class	Alger Small Cap Growth— Class I-2 Shares	Calvert VP SRI Balanced Portfolio	Dreyfus IP Technology Growth— Initial Shares	Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Janus Aspen Balanced Portfolio— Institutional Shares

$269,491	$—	$359,955	$—	$1,766,015	$1,820,399	$5,777,802
(435,571)	(453,756)	(375,058)	(230,001)	(2,439,142)	(1,026,583)	(3,134,781)
(45,714)	(56,192)	(44,677)	(23,776)	(288,887)	(117,571)	(390,014)

(211,794)	(509,948)	(59,780)	(253,777)	(962,014)	676,245	2,253,007

9,163,808	7,347,265	5,004,373	9,639,549	39,063,545	17,956,141	47,436,801
(6,094,376)	(3,502,882)	(5,253,542)	(6,798,855)	(38,331,940)	(21,860,130)	(37,773,668)

3,069,432	3,844,383	(249,169)	2,840,694	731,605	(3,903,989)	9,663,133
—	—	—	—	—	—	12,572,974

(4,163,757)	(4,691,826)	1,100,239	(4,230,360)	(6,437,351)	3,119,543	(23,367,603)

(1,094,325)	(847,443)	851,070	(1,389,666)	(5,705,746)	(784,446)	(1,131,496)

$(1,306,119)	$(1,357,391)	$791,290	$(1,643,443)	$(6,667,760)	$(108,201)	$1,121,511

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)

For the year ended December 31, 2011

	Janus Aspen Worldwide Portfolio— Institutional Shares	MFS® Investors Trust Series— Initial Class	MFS® Research Series— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$443,156	$89,432	$100,988
Mortality and expense risk charges	(992,164)	(130,435)	(159,418)
Administrative charges	(136,112)	(15,187)	(19,860)

Net investment income (loss)	(685,120)	(56,190)	(78,290)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	12,919,826	2,186,128	2,538,621
Cost of investments sold	(15,673,293)	(1,863,913)	(1,800,754)

Net realized gain (loss) on investments	(2,753,467)	322,215	737,867
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	(8,341,813)	(587,021)	(859,812)

Net gain (loss) on investments	(11,095,280)	(264,806)	(121,945)

Net increase (decrease) in net assets resulting from operations	$(11,780,400)	$(320,996)	$(200,235)

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

MFS® Utilities Series— Initial Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I	Royce Micro-Cap Portfolio— Investment Class	Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Equity Income Portfolio	UIF Emerging Markets Equity Portfolio— Class I	Van Eck VIP Global Hard Assets

$91,574	$—	$2,092,808	$219,507	$1,371,569	$226,561	$4,774,005
(38,923)	(36,155)	(1,254,628)	(926,930)	(1,072,600)	(724,045)	(5,597,705)
(3,116)	(3,469)	(133,041)	(96,120)	(112,235)	(83,348)	(556,602)

49,535	(39,624)	705,139	(803,543)	186,734	(580,832)	(1,380,302)

694,895	1,147,120	18,736,665	12,646,776	19,184,792	18,857,761	93,143,089
(802,313)	(811,387)	(20,847,102)	(12,447,371)	(20,986,607)	(24,292,191)	(84,933,224)

(107,418)	335,733	(2,110,437)	199,405	(1,801,815)	(5,434,430)	8,209,865
—	—	—	—	—	—	5,111,789

184,998	(304,640)	(10,843,936)	(2,641,832)	67,554	(5,412,643)	(83,775,969)

77,580	31,093	(12,954,373)	(2,442,427)	(1,734,261)	(10,847,073)	(70,454,315)

$127,115	$(8,531)	$(12,249,234)	$(3,245,970)	$(1,547,527)	$(11,427,905)	$(71,834,617)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)

For the year ended December 31, 2011

	MainStay VP Balanced— Service Class	MainStay VP Bond— Service Class	MainStay VP Common Stock— Service Class

INVESTMENT INCOME (LOSS):
Dividend income	$1,190,183	$5,501,608	$501,851
Mortality and expense risk charges	(1,277,540)	(2,605,652)	(586,951)
Administrative charges	(120,352)	(219,945)	(56,848)

Net investment income (loss)	(207,709)	2,676,011	(141,948)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	15,856,927	43,546,566	8,652,410
Cost of investments sold	(15,567,809)	(40,484,171)	(11,545,657)

Net realized gain (loss) on investments	289,118	3,062,395	(2,893,247)
Realized gain distribution received	—	2,722,980	—
Change in unrealized appreciation (depreciation) on investments	574,501	560,474	2,970,962

Net gain (loss) on investments	863,619	6,345,849	77,715

Net increase (decrease) in net assets resulting from operations	$655,910	$9,021,860	$(64,233)

	MainStay VP High Yield Corporate Bond— Service Class	MainStay VP ICAP Select Equity— Service Class	MainStay VP Income Builder— Service Class

INVESTMENT INCOME (LOSS):
Dividend income	$42,897,864	$3,350,303	$1,595,514
Mortality and expense risk charges	(10,510,097)	(4,031,715)	(625,290)
Administrative charges	(834,141)	(366,855)	(50,404)

Net investment income (loss)	31,553,626	(1,048,267)	919,820

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	112,082,892	44,205,541	8,267,157
Cost of investments sold	(111,750,600)	(49,850,815)	(9,505,532)

Net realized gain (loss) on investments	332,292	(5,645,274)	(1,238,375)
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	(2,652,543)	(2,769,323)	1,209,411

Net gain (loss) on investments	(2,320,251)	(8,414,597)	(28,964)

Net increase (decrease) in net assets resulting from operations	$29,233,375	$(9,462,864)	$890,856

Not all investment divisions are available under all policies.

(a)	For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Conservative Allocation— Service Class	MainStay VP Convertible— Service Class	MainStay VP Flexible Bond Opportunities— Service Class (a)	MainStay VP Floating Rate— Service Class	MainStay VP Government— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Growth Equity— Service Class

$5,147,694	$4,021,208	$417,063	$8,934,019	$3,682,255	$649,130	$78,669
(3,560,567)	(2,721,442)	(93,275)	(3,281,211)	(1,701,209)	(1,310,357)	(496,508)
(297,383)	(224,152)	(8,725)	(269,122)	(153,562)	(166,401)	(47,381)

1,289,744	1,075,614	315,063	5,383,686	1,827,484	(827,628)	(465,220)

43,414,171	30,671,624	2,931,148	72,573,920	39,213,418	16,444,256	6,250,619
(42,079,227)	(30,236,558)	(3,007,049)	(74,391,547)	(38,141,687)	(19,553,338)	(5,147,511)

1,334,944	435,066	(75,901)	(1,817,627)	1,071,731	(3,109,082)	1,103,108
1,010,233	—	—	—	985,264	—	—
(1,227,917)	(14,386,383)	(280,536)	(3,307,174)	657,502	(174,038)	(1,682,579)

1,117,260	(13,951,317)	(356,437)	(5,124,801)	2,714,497	(3,283,120)	(579,471)

$2,407,004	$(12,875,703)	$(41,374)	$258,885	$4,541,981	$(4,110,748)	$(1,044,691)

MainStay VP International Equity— Service Class	MainStay VP Large Cap Growth— Service Class	MainStay VP Mid Cap Core— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP S&P 500 Index— Service Class	MainStay VP U.S. Small Cap— Service Class

$4,571,319	$—	$1,126,289	$4,842,284	$2,607,350	$2,380,976	$495,077
(2,153,355)	(1,227,980)	(2,597,925)	(4,401,134)	(3,679,277)	(2,373,415)	(1,074,730)
(206,216)	(117,004)	(247,378)	(415,407)	(457,166)	(235,453)	(106,899)

2,211,748	(1,344,984)	(1,719,014)	25,743	(1,529,093)	(227,892)	(686,552)

19,475,971	16,247,125	32,212,115	66,728,845	37,093,268	26,912,102	17,631,673
(25,553,823)	(14,439,572)	(37,612,630)	(64,573,814)	(39,412,004)	(24,555,080)	(13,609,645)

(6,077,852)	1,807,553	(5,400,515)	2,155,031	(2,318,736)	2,357,022	4,022,028
—	—	—	678,385	—	—	—
(23,893,174)	(2,618,155)	(1,051,882)	(6,308,587)	(4,495,683)	(2,021,749)	(6,680,108)

(29,971,026)	(810,602)	(6,452,397)	(3,475,171)	(6,814,419)	335,273	(2,658,080)

$(27,759,278)	$(2,155,586)	$(8,171,411)	$(3,449,428)	$(8,343,512)	$107,381	$(3,344,632)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations (Continued)

For the year ended December 31, 2011

	Alger Small Cap Growth— Class S Shares	BlackRock® Global Allocation V.I. Fund— Class III Shares (b)	Columbia Variable Portfolio— Small Cap Value Fund— Class 2

INVESTMENT INCOME (LOSS):
Dividend income	$—	$786,771	$409,375
Mortality and expense risk charges	(529,083)	(161,524)	(661,046)
Administrative charges	(52,413)	(24,718)	(66,575)

Net investment income (loss)	(581,496)	600,529	(318,246)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	6,755,741	2,152,274	14,555,694
Cost of investments sold	(5,088,685)	(2,302,273)	(15,805,243)

Net realized gain (loss) on investments	1,667,056	(149,999)	(1,249,549)
Realized gain distribution received	—	765,891	4,992,227
Change in unrealized appreciation (depreciation) on investments	(2,673,165)	(2,438,171)	(6,952,048)

Net gain (loss) on investments	(1,006,109)	(1,822,279)	(3,209,370)

Net increase (decrease) in net assets resulting from operations	$(1,587,605)	$(1,221,750)	$(3,527,616)

	MFS® Research Series— Service Class	MFS® Utilities Series— Service Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S

INVESTMENT INCOME (LOSS):
Dividend income	$51,238	$12,241,500	$—
Mortality and expense risk charges	(115,234)	(5,746,298)	(455,882)
Administrative charges	(12,013)	(565,622)	(43,621)

Net investment income (loss)	(76,009)	5,929,580	(499,503)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,475,332	63,634,937	9,790,290
Cost of investments sold	(1,279,032)	(66,536,165)	(9,187,806)

Net realized gain (loss) on investments	196,300	(2,901,228)	602,484
Realized gain distribution received	—	—	—
Change in unrealized appreciation (depreciation) on investments	(296,444)	14,849,893	(717,163)

Net gain (loss) on investments	(100,144)	11,948,665	(114,679)

Net increase (decrease) in net assets resulting from operations	$(176,153)	$17,878,245	$(614,182)

Not all investment divisions are available under all policies.

(b)	For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Dreyfus IP Technology Growth— Service Shares	Fidelity® VIP Contrafund®— Service Class 2	Fidelity® VIP Equity- Income— Service Class 2	Fidelity® VIP Mid Cap— Service Class 2	Janus Aspen Balanced Portfolio— Service Shares	Janus Aspen Worldwide Portfolio— Service Shares	MFS® Investors Trust Series— Service Class

$—	$2,129,086	$2,500,476	$40,408	$3,325,140	$154,129	$55,463
(691,607)	(4,000,438)	(1,634,872)	(2,709,593)	(2,187,931)	(458,790)	(105,273)
(75,358)	(402,422)	(146,626)	(270,913)	(214,200)	(46,810)	(10,418)

(766,965)	(2,273,774)	718,978	(2,940,098)	923,009	(351,471)	(60,228)

15,247,530	42,812,176	20,365,570	37,342,005	22,092,359	6,089,655	1,288,784
(11,093,098)	(54,526,262)	(26,072,408)	(37,932,615)	(19,850,293)	(5,911,345)	(1,256,100)

4,154,432	(11,714,086)	(5,706,838)	(590,610)	2,242,066	178,310	32,684
—	—	—	317,490	7,683,969	—	—
(8,407,171)	2,223,549	3,992,126	(20,785,815)	(11,371,720)	(4,959,870)	(265,569)

(4,252,739)	(9,490,537)	(1,714,712)	(21,058,935)	(1,445,685)	(4,781,560)	(232,885)

$(5,019,704)	$(11,764,311)	$(995,734)	$(23,999,033)	$(522,676)	$(5,133,031)	$(293,113)

PIMCO Real Return Portfolio— Advisor Class	T. Rowe Price Equity Income Portfolio—II	UIF Emerging Markets Equity Portfolio— Class II	Victory VIF Diversified Stock— Class A Shares

$1,107,941	$2,249,221	$478,546	$129,481
(919,340)	(2,176,319)	(1,857,884)	(272,525)
(92,508)	(198,701)	(195,569)	(31,658)

96,093	(125,799)	(1,574,907)	(174,702)

16,535,395	24,695,166	30,300,359	4,432,718
(15,813,857)	(27,679,248)	(41,622,832)	(5,852,096)

721,538	(2,984,082)	(11,322,473)	(1,419,378)
2,949,891	—	—	—

1,420,981	(838,076)	(14,264,063)	(82,998)

5,092,410	(3,822,158)	(25,586,536)	(1,502,376)

$5,188,503	$(3,947,957)	$(27,161,443)	$(1,677,078)

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets

For the years ended December 31, 2011

and December 31, 2010

	MainStay VP Bond— Initial Class		MainStay VP Cash Management
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,795,603	$2,092,679	$(4,252,905)	$(4,165,446)
Net realized gain (loss) on investments	2,645,956	1,797,036	(15,275)	(3,046)
Realized gain distribution received	1,609,876	1,660,247	—	—
Change in unrealized appreciation (depreciation) on investments	136,597	2,447,429	19,769	(25,441)

Net increase (decrease) in net assets resulting from operations	6,188,032	7,997,391	(4,248,411)	(4,193,933)

Contributions and (Withdrawals):
Payments received from policyowners	1,273,826	1,459,596	31,470,094	32,880,280
Policyowners’ surrenders	(17,853,551)	(19,321,438)	(81,319,004)	(70,151,992)
Policyowners’ annuity and death benefits	(1,866,932)	(2,164,877)	(2,881,129)	(2,759,109)
Net transfers from (to) Fixed Account	(2,309,228)	(947,412)	(11,640,076)	(13,552,730)
Transfers between Investment Divisions	(2,107,016)	7,862,099	165,568,711	(16,305,233)

Net contributions and (withdrawals)	(22,862,901)	(13,112,032)	101,198,596	(69,888,784)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(3,057)	—	(7)

Increase (decrease) in net assets	(16,674,869)	(5,117,698)	96,950,185	(74,082,724)
NET ASSETS:
Beginning of year	124,789,233	129,906,931	235,054,973	309,137,697

End of year	$108,114,364	$124,789,233	$332,005,158	$235,054,973

	MainStay VP High Yield Corporate Bond— Initial Class		MainStay VP ICAP Select Equity— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$16,044,637	$17,060,222	$(206,640)	$(1,331,547)
Net realized gain (loss) on investments	4,043,897	(2,290,780)	(5,198,984)	(10,835,176)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(2,840,794)	26,661,360	(49,267)	43,803,881

Net increase (decrease) in net assets resulting from operations	17,247,740	41,430,802	(5,454,891)	31,637,158

Contributions and (Withdrawals):
Payments received from policyowners	4,845,078	5,186,320	1,623,653	2,085,112
Policyowners’ surrenders	(54,246,816)	(59,131,926)	(26,951,221)	(26,597,123)
Policyowners’ annuity and death benefits	(6,435,760)	(5,323,838)	(2,463,711)	(2,815,277)
Net transfers from (to) Fixed Account	(7,337,154)	(4,271,303)	(3,132,407)	(2,440,991)
Transfers between Investment Divisions	(4,765,226)	9,743,392	(7,093,670)	(8,552,320)

Net contributions and (withdrawals)	(67,939,878)	(53,797,355)	(38,017,356)	(38,320,599)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(16,523)	—	(12,638)

Increase (decrease) in net assets	(50,692,138)	(12,383,076)	(43,472,247)	(6,696,079)
NET ASSETS:
Beginning of year	391,317,621	403,700,697	213,777,395	220,473,474

End of year	$340,625,483	$391,317,621	$170,305,148	$213,777,395

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Common Stock— Initial Class		MainStay VP Convertible— Initial Class		MainStay VP Government— Initial Class		MainStay VP Growth Equity— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

$10,466	$142,210	$870,755	$1,512,974	$1,394,253	$1,611,168	$(1,109,511)	$(1,047,886)
(3,077,077)	(6,800,376)	2,828,778	2,340,692	1,605,542	2,698,430	(253,314)	(3,144,022)
—	—	—	—	651,574	1,488,802	—	—
3,462,362	17,337,445	(10,189,565)	13,048,101	(160,791)	(1,872,255)	(1,431,738)	15,467,883

395,751	10,679,279	(6,490,032)	16,901,767	3,490,578	3,926,145	(2,794,563)	11,275,975

867,728	843,135	1,347,886	1,252,211	765,799	1,112,193	1,408,721	1,421,413
(11,629,349)	(12,118,637)	(14,478,998)	(14,561,159)	(11,471,230)	(15,519,479)	(11,950,270)	(12,523,486)
(1,223,273)	(1,949,038)	(1,522,032)	(1,758,949)	(1,538,437)	(1,817,132)	(1,310,941)	(1,825,471)
(1,486,200)	(1,423,082)	(2,451,996)	(1,447,105)	(1,467,165)	(841,274)	(1,401,600)	(1,011,655)
(3,716,533)	(4,522,365)	206,434	(862,047)	(4,183,794)	1,537,017	(2,765,853)	(3,586,862)

(17,187,627)	(19,169,987)	(16,898,706)	(17,377,049)	(17,894,827)	(15,528,675)	(16,019,943)	(17,526,061)

—	(3,998)	—	(6,211)	—	(1,525)	—	(1,044)

(16,791,876)	(8,494,706)	(23,388,738)	(481,493)	(14,404,249)	(11,604,055)	(18,814,506)	(6,251,130)

105,967,453	114,462,159	118,002,003	118,483,496	93,464,908	105,068,963	119,426,322	125,677,452

$89,175,577	$105,967,453	$94,613,265	$118,002,003	$79,060,659	$93,464,908	$100,611,816	$119,426,322

MainStay VP Income Builder— Initial Class		MainStay VP International Equity— Initial Class		MainStay VP Large Cap Growth— Initial Class		MainStay VP Mid Cap Core— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

$1,916,610	$1,392,916	$834,120	$1,004,340	$(689,945)	$(672,209)	$(473,514)	$(855,723)
(2,013,613)	(5,345,443)	(4,319,870)	(3,139,234)	2,051,968	649,091	1,044,825	(7,530,883)
—	—	—	—	—	—	—	—
2,292,609	14,411,566	(5,536,270)	3,657,875	(2,149,848)	6,143,352	(3,410,421)	23,262,938

2,195,606	10,459,039	(9,022,020)	1,522,981	(787,825)	6,120,234	(2,839,110)	14,876,332

936,097	836,304	526,212	626,080	557,356	441,415	681,823	806,654
(9,285,079)	(9,823,370)	(7,282,199)	(8,065,506)	(6,707,483)	(6,006,523)	(10,156,352)	(9,804,850)
(1,719,321)	(2,075,554)	(494,698)	(494,326)	(481,257)	(452,914)	(307,879)	(426,470)
(1,077,902)	(1,133,446)	(873,165)	(819,956)	(584,665)	(803,345)	(976,091)	(1,093,022)
(1,232,073)	(1,288,389)	(760,119)	(2,159,428)	252,810	(523,579)	(2,543,178)	(4,705,175)

(12,378,278)	(13,484,455)	(8,883,969)	(10,913,136)	(6,963,239)	(7,344,946)	(13,301,677)	(15,222,863)

—	(2,926)	—	(1,523)	—	(714)	—	(5,916)

(10,182,672)	(3,028,342)	(17,905,989)	(9,391,678)	(7,751,064)	(1,225,426)	(16,140,787)	(352,447)

86,264,261	89,292,603	58,689,202	68,080,880	48,876,446	50,101,872	78,516,324	78,868,771

$76,081,589	$86,264,261	$40,783,213	$58,689,202	$41,125,382	$48,876,446	$62,375,537	$78,516,324

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	MainStay VP S&P 500 Index— Initial Class		MainStay VP U.S. Small Cap— Initial Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$378,974	$678,993	$(211,794)	$(506,624)
Net realized gain (loss) on investments	869,920	(7,281,966)	3,069,432	(4,290,860)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(35,543)	33,105,977	(4,163,757)	12,082,014

Net increase (decrease) in net assets resulting from operations	1,213,351	26,503,004	(1,306,119)	7,284,530

Contributions and (Withdrawals):
Payments received from policyowners	1,835,245	1,842,553	323,439	317,217
Policyowners’ surrenders	(24,259,295)	(26,462,907)	(4,837,228)	(4,926,219)
Policyowners’ annuity and death benefits	(2,169,557)	(3,327,309)	(199,081)	(228,041)
Net transfers from (to) Fixed Account	(3,490,479)	(3,306,275)	(538,044)	(323,368)
Transfers between Investment Divisions	(6,322,776)	(7,084,111)	(2,527,849)	(2,430,430)

Net contributions and (withdrawals)	(34,406,862)	(38,338,049)	(7,778,763)	(7,590,841)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(9,470)	—	(1,964)

Increase (decrease) in net assets	(33,193,511)	(11,844,515)	(9,084,882)	(308,275)
NET ASSETS:
Beginning of year	221,361,754	233,206,269	37,192,471	37,500,746

End of year	$188,168,243	$221,361,754	$28,107,589	$37,192,471

	Fidelity® VIP Equity-Income— Initial Class		Janus Aspen Balanced Portfolio— Institutional Shares
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$676,245	$232,782	$2,253,007	$3,574,660
Net realized gain (loss) on investments	(3,903,989)	(3,392,283)	9,663,133	8,343,477
Realized gain distribution received	—	—	12,572,974	—
Change in unrealized appreciation (depreciation) on investments	3,119,543	13,723,747	(23,367,603)	5,488,367

Net increase (decrease) in net assets resulting from operations	(108,201)	10,564,246	1,121,511	17,406,504

Contributions and (Withdrawals):
Payments received from policyowners	641,129	939,818	2,643,217	2,025,228
Policyowners’ surrenders	(10,733,904)	(11,586,036)	(31,936,170)	(34,498,090)
Policyowners’ annuity and death benefits	(1,068,455)	(982,611)	(3,373,909)	(3,656,063)
Net transfers from (to) Fixed Account	(1,533,146)	(1,635,675)	(3,057,641)	(4,481,677)
Transfers between Investment Divisions	(2,755,260)	(3,498,912)	(6,959,469)	(2,962,235)

Net contributions and (withdrawals)	(15,449,636)	(16,763,416)	(42,683,972)	(43,572,837)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(6,121)	—	(7,951)

Increase (decrease) in net assets	(15,557,837)	(6,205,291)	(41,562,461)	(26,174,284)
NET ASSETS:
Beginning of year	85,212,631	91,417,922	261,974,101	288,148,385

End of year	$69,654,794	$85,212,631	$220,411,640	$261,974,101

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Alger Small Cap Growth— Class I-2 Shares		Calvert VP SRI Balanced Portfolio		Dreyfus IP Technology Growth— Initial Shares		Fidelity® VIP Contrafund®— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

$(509,948)	$(526,959)	$(59,780)	$(13,779)	$(253,777)	$(222,495)	$(962,014)	$(515,892)
3,844,383	3,868,227	(249,169)	(438,745)	2,840,694	810,025	731,605	(2,631,678)
—	—	—	—	—	—	—	85,473
(4,691,826)	4,393,022	1,100,239	3,034,140	(4,230,360)	3,178,344	(6,437,351)	31,420,812

(1,357,391)	7,734,290	791,290	2,581,616	(1,643,443)	3,765,874	(6,667,760)	28,358,715

179,149	226,508	2,084,911	1,701,659	203,503	130,118	1,986,783	1,890,254
(4,685,578)	(4,612,132)	(2,941,921)	(2,735,593)	(2,359,452)	(2,190,009)	(23,990,702)	(24,630,178)
(201,192)	(414,324)	(419,379)	(126,931)	(239,869)	(134,850)	(2,118,293)	(1,802,360)
(505,084)	(501,219)	461,240	125,721	(265,586)	(219,452)	(3,452,681)	(2,866,727)
(1,415,156)	(2,003,130)	277,943	(293,736)	(2,005,983)	1,575,524	(7,159,029)	(8,123,558)

(6,627,861)	(7,304,297)	(537,206)	(1,328,880)	(4,667,387)	(838,669)	(34,733,922)	(35,532,569)

—	(2,936)	—	(1,104)	—	322	—	(9,715)

(7,985,252)	427,057	254,084	1,251,632	(6,310,830)	2,927,527	(41,401,682)	(7,183,569)

38,641,338	38,214,281	27,005,822	25,754,190	18,951,949	16,024,422	205,022,079	212,205,648

$30,656,086	$38,641,338	$27,259,906	$27,005,822	$12,641,119	$18,951,949	$163,620,397	$205,022,079

Janus Aspen Worldwide Portfolio— Institutional Shares		MFS® Investors Trust Series— Initial Class		MFS® Research Series— Initial Class		MFS® Utilities Series— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

$(685,120)	$(698,603)	$(56,190)	$(22,782)	$(78,290)	$(66,525)	$49,535	$47,364
(2,753,467)	(5,876,932)	322,215	67,184	737,867	590,610	(107,418)	(409,282)
—	—	—	—	—	—	—	—
(8,341,813)	17,831,156	(587,021)	902,399	(859,812)	1,183,400	184,998	625,383

(11,780,400)	11,255,621	(320,996)	946,801	(200,235)	1,707,485	127,115	263,465

918,640	919,659	66,728	59,244	89,771	92,729	4,581	(1,515)
(8,481,327)	(10,544,443)	(1,321,441)	(1,603,295)	(1,505,899)	(1,736,176)	(468,459)	(490,050)
(871,214)	(912,629)	(286,232)	(222,292)	(143,112)	(185,680)	(53,477)	(29,902)
(865,138)	(1,021,324)	(90,256)	(179,766)	(272,333)	(189,243)	(6,793)	(182,730)
(1,850,789)	(2,989,680)	(241,444)	(680,830)	(358,050)	(819,390)	740,398	(286,368)

(11,149,828)	(14,548,417)	(1,872,645)	(2,626,939)	(2,189,623)	(2,837,760)	216,250	(990,565)

—	(4,511)	—	(391)	—	(614)	—	72

(22,930,228)	(3,297,307)	(2,193,641)	(1,680,529)	(2,389,858)	(1,130,889)	343,365	(727,028)

87,317,836	90,615,143	10,882,928	12,563,457	13,314,223	14,445,112	2,574,673	3,301,701

$64,387,608	$87,317,836	$8,689,287	$10,882,928	$10,924,365	$13,314,223	$2,918,038	$2,574,673

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I		Royce Micro-Cap Portfolio— Investment Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(39,624)	$(43,469)	$705,139	$355,889
Net realized gain (loss) on investments	335,733	207,274	(2,110,437)	(4,994,960)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(304,640)	535,753	(10,843,936)	24,119,326

Net increase (decrease) in net assets resulting from operations	(8,531)	699,558	(12,249,234)	19,480,255

Contributions and (Withdrawals):
Payments received from policyowners	4,513	2,746	7,128,277	6,912,343
Policyowners’ surrenders	(877,139)	(478,817)	(6,305,170)	(5,160,563)
Policyowners’ annuity and death benefits	(5,897)	(44,775)	(532,859)	(354,643)
Net transfers from (to) Fixed Account	(131,636)	(86,255)	1,233,146	1,875,260
Transfers between Investment Divisions	92,204	(38,738)	(4,319,727)	2,350,160

Net contributions and (withdrawals)	(917,955)	(645,839)	(2,796,333)	5,622,557

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(171)	—	(3,596)

Increase (decrease) in net assets	(926,486)	53,548	(15,045,567)	25,099,216
NET ASSETS:
Beginning of year	3,034,595	2,981,047	92,834,920	67,735,704

End of year	$2,108,109	$3,034,595	$77,789,353	$92,834,920

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Royce Small-Cap Portfolio— Investment Class		T. Rowe Price Equity Income Portfolio		UIF Emerging Markets Equity Portfolio— Class I		Van Eck VIP Global Hard Assets
2011	2010	2011	2010	2011	2010	2011	2010

$(803,543)	$(830,788)	$186,734	$369,001	$(580,832)	$(540,598)	$(1,380,302)	$(4,124,028)
199,405	(1,673,029)	(1,801,815)	(2,757,300)	(5,434,430)	(6,559,380)	8,209,865	(1,584,996)
—	—	—	—	—	—	5,111,789	—
(2,641,832)	12,910,600	67,554	13,296,929	(5,412,643)	17,110,144	(83,775,969)	94,982,104

(3,245,970)	10,406,783	(1,547,527)	10,908,630	(11,427,905)	10,010,166	(71,834,617)	89,273,080

5,207,309	5,488,431	653,784	644,873	610,307	748,220	21,290,180	19,466,681
(5,460,316)	(4,632,754)	(12,477,074)	(12,651,399)	(6,776,926)	(7,394,962)	(32,638,669)	(27,389,054)
(433,894)	(220,038)	(744,364)	(785,974)	(588,948)	(514,396)	(2,420,658)	(2,167,473)
97,269	1,556,039	(1,811,357)	(1,362,221)	(620,037)	(676,278)	(1,055,086)	2,302,170
(1,723,886)	722,696	(1,703,347)	(2,477,639)	(8,071,871)	(4,143,817)	(22,068,840)	(8,531,871)

(2,313,518)	2,914,374	(16,082,358)	(16,632,360)	(15,447,475)	(11,981,233)	(36,893,073)	(16,319,547)

—	(3,617)	—	(6,598)	—	(2,153)	—	(30,540)

(5,559,488)	13,317,540	(17,629,885)	(5,730,328)	(26,875,380)	(1,973,220)	(108,727,690)	72,922,993

67,156,406	53,838,866	88,810,193	94,540,521	69,013,594	70,986,814	423,785,401	350,862,408

$61,596,918	$67,156,406	$71,180,308	$88,810,193	$42,138,214	$69,013,594	$315,057,711	$423,785,401

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	MainStay VP Balanced— Service Class		MainStay VP Bond— Service Class

	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(207,709)	$(277,969)	$2,676,011	$2,767,407
Net realized gain (loss) on investments	289,118	(900,812)	3,062,395	1,926,333
Realized gain distribution received	—	—	2,722,980	2,339,212
Change in unrealized appreciation (depreciation) on investments	574,501	10,672,824	560,474	1,827,132

Net increase (decrease) in net assets resulting from operations	655,910	9,494,043	9,021,860	8,860,084

Contributions and (Withdrawals):
Payments received from policyowners	3,853,928	3,760,501	14,000,775	17,904,290
Policyowners’ surrenders	(6,701,209)	(6,759,591)	(15,664,874)	(13,415,566)
Policyowners’ annuity and death benefits	(754,213)	(671,569)	(1,522,731)	(922,925)
Net transfers from (to) Fixed Account	293,011	258,532	2,472,986	4,569,046
Transfers between Investment Divisions	(2,108,799)	(3,925,968)	(555,459)	22,499,677

Net contributions and (withdrawals)	(5,417,282)	(7,338,095)	(1,269,303)	30,634,522

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(4,425)	—	(3,484)

Increase (decrease) in net assets	(4,761,372)	2,151,523	7,752,557	39,491,122
NET ASSETS:
Beginning of year	89,025,304	86,873,781	180,687,326	141,196,204

End of year	$84,263,932	$89,025,304	$188,439,883	$180,687,326

	MainStay VP Floating Rate— Service Class		MainStay VP Government— Service Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$5,383,686	$4,952,086	$1,827,484	$1,952,642
Net realized gain (loss) on investments	(1,817,627)	(3,032,428)	1,071,731	1,330,563
Realized gain distribution received	—	—	985,264	1,986,383
Change in unrealized appreciation (depreciation) on investments	(3,307,174)	11,293,897	657,502	(1,411,159)

Net increase (decrease) in net assets resulting from operations	258,885	13,213,555	4,541,981	3,858,429

Contributions and (Withdrawals):
Payments received from policyowners	18,657,772	18,496,174	7,718,797	12,312,247
Policyowners’ surrenders	(21,410,942)	(20,221,723)	(11,168,165)	(10,963,795)
Policyowners’ annuity and death benefits	(2,315,803)	(1,326,191)	(1,205,523)	(738,830)
Net transfers from (to) Fixed Account	573,844	4,442,244	449,251	3,214,350
Transfers between Investment Divisions	(15,150,275)	10,245,100	(5,468,655)	9,438,821

Net contributions and (withdrawals)	(19,645,404)	11,635,604	(9,674,295)	13,262,793

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(7,940)	—	(1,596)

Increase (decrease) in net assets	(19,386,519)	24,841,219	(5,132,314)	17,119,626
NET ASSETS:
Beginning of year	228,903,977	204,062,758	126,945,299	109,825,673

End of year	$209,517,458	$228,903,977	$121,812,985	$126,945,299

Not all investment divisions are available under all policies.

(a)  For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Common Stock— Service Class		MainStay VP Conservative Allocation— Service Class		MainStay VP Convertible— Service Class		MainStay VP Flexible Bond Opportunities— Service Class

2011	2010	2011	2010	2011	2010	2011(a)

$(141,948)	$(58,441)	$1,289,744	$1,882,453	$1,075,614	$1,955,721	$315,063
(2,893,247)	(2,114,604)	1,334,944	(805,366)	435,066	(1,075,302)	(75,901)
—	—	1,010,233	—	—	—	—
2,970,962	6,366,408	(1,227,917)	18,790,558	(14,386,383)	22,884,604	(280,536)

(64,233)	4,193,363	2,407,004	19,867,645	(12,875,703)	23,765,023	(41,374)

955,490	1,347,979	22,612,203	20,174,852	13,937,684	13,653,415	3,160,598
(3,423,986)	(2,170,083)	(21,889,826)	(16,394,895)	(13,453,441)	(10,397,476)	(734,748)
(528,250)	(332,585)	(2,699,420)	(1,702,454)	(1,445,856)	(1,008,169)	—
(156,791)	(65,365)	2,118,948	6,067,396	2,381,870	4,475,330	1,204,601
(3,086,424)	(1,688,531)	22,695,698	24,481,608	(1,013,848)	2,784,666	12,975,394

(6,239,961)	(2,908,585)	22,837,603	32,626,507	406,409	9,507,766	16,605,845

—	(1,617)	—	(6,610)	—	(8,394)	—

(6,304,194)	1,283,161	25,244,607	52,487,542	(12,469,294)	33,264,395	16,564,471

43,373,637	42,090,476	230,013,641	177,526,099	180,035,191	146,770,796	—

$37,069,443	$43,373,637	$255,258,248	$230,013,641	$167,565,897	$180,035,191	$16,564,471

MainStay VP Growth Allocation— Service Class		MainStay VP Growth Equity— Service Class		MainStay VP High Yield Corporate Bond— Service Class		MainStay VP ICAP Select Equity— Service Class
2011	2010	2011	2010	2011	2010	2011	2010

$(827,628)	$(454,887)	$(465,220)	$(407,254)	$31,553,626	$27,671,476	$(1,048,267)	$(2,201,987)
(3,109,082)	(3,255,153)	1,103,108	259,871	332,292	(4,637,539)	(5,645,274)	(8,778,940)
—	—	—	—	—	—	—	—
(174,038)	14,863,917	(1,682,579)	3,461,534	(2,652,543)	40,860,713	(2,769,323)	51,584,112

(4,110,748)	11,153,877	(1,044,691)	3,314,151	29,233,375	63,894,650	(9,462,864)	40,603,185

5,945,884	7,467,497	1,323,037	1,509,043	59,963,959	66,366,284	12,728,951	14,236,168
(6,778,749)	(5,721,059)	(3,382,554)	(1,991,729)	(56,771,417)	(42,746,416)	(21,117,653)	(17,064,256)
(114,821)	(92,616)	(250,957)	(156,507)	(5,199,079)	(4,304,632)	(2,114,914)	(1,747,927)
106,982	1,584,124	(350,972)	145,696	7,208,216	12,595,390	(139,678)	2,155,686
(4,118,234)	(3,602,630)	(957,309)	(1,189,714)	(15,218,215)	12,211,829	(14,536,403)	(7,607,953)

(4,958,938)	(364,684)	(3,618,755)	(1,683,211)	(10,016,536)	44,122,455	(25,179,697)	(10,028,282)

—	(3,182)	—	(328)	—	(25,918)	—	(16,151)

(9,069,686)	10,786,011	(4,663,446)	1,630,612	19,216,839	107,991,187	(34,642,561)	30,558,752

96,229,140	85,443,129	35,764,310	34,133,698	688,680,746	580,689,559	291,787,765	261,229,013

$87,159,454	$96,229,140	$31,100,864	$35,764,310	$707,897,585	$688,680,746	$257,145,204	$291,787,765

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	MainStay VP Income Builder— Service Class		MainStay VP International Equity— Service Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$919,820	$542,666	$2,211,748	$2,360,811
Net realized gain (loss) on investments	(1,238,375)	(891,965)	(6,077,852)	(4,089,734)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	1,209,411	4,938,668	(23,893,174)	6,264,204

Net increase (decrease) in net assets resulting from operations	890,856	4,589,369	(27,759,278)	4,535,281

Contributions and (Withdrawals):
Payments received from policyowners	3,187,826	2,031,672	7,820,708	9,746,195
Policyowners’ surrenders	(3,770,162)	(2,287,462)	(10,514,673)	(8,442,437)
Policyowners’ annuity and death benefits	(572,279)	(134,847)	(776,553)	(747,652)
Net transfers from (to) Fixed Account	535,562	415,880	392,471	2,091,250
Transfers between Investment Divisions	462,172	868,325	287,039	(1,365,667)

Net contributions and (withdrawals)	(156,881)	893,568	(2,791,008)	1,281,689

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(1,304)	—	(3,731)

Increase (decrease) in net assets	733,975	5,481,633	(30,550,286)	5,813,239
NET ASSETS:
Beginning of year	41,334,990	35,853,357	159,775,648	153,962,409

End of year	$42,068,965	$41,334,990	$129,225,362	$159,775,648

	MainStay VP S&P 500 Index— Service Class		MainStay VP U.S. Small Cap— Service Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(227,892)	$71,674	$(686,552)	$(1,102,298)
Net realized gain (loss) on investments	2,357,022	(257,153)	4,022,028	(6,955,070)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(2,021,749)	19,493,145	(6,680,108)	23,004,448

Net increase (decrease) in net assets resulting from operations	107,381	19,307,666	(3,344,632)	14,947,080

Contributions and (Withdrawals):
Payments received from policyowners	5,983,603	6,122,281	2,686,068	2,920,168
Policyowners’ surrenders	(12,809,093)	(10,148,415)	(5,526,502)	(4,563,940)
Policyowners’ annuity and death benefits	(1,104,026)	(795,128)	(285,870)	(206,918)
Net transfers from (to) Fixed Account	(1,043,044)	42,366	(531,901)	171,859
Transfers between Investment Divisions	(6,425,976)	(4,854,700)	(6,028,119)	(2,190,767)

Net contributions and (withdrawals)	(15,398,536)	(9,633,596)	(9,686,324)	(3,869,598)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(7,107)	—	(3,894)

Increase (decrease) in net assets	(15,291,155)	9,666,963	(13,030,956)	11,073,588
NET ASSETS:
Beginning of year	171,149,717	161,482,754	81,026,650	69,953,062

End of year	$155,858,562	$171,149,717	$67,995,694	$81,026,650

Not all investment divisions are available under all policies.

(b)  For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Large Cap Growth— Service Class		MainStay VP Mid Cap Core— Service Class		MainStay VP Moderate Allocation— Service Class		MainStay VP Moderate Growth Allocation— Service Class
2011	2010	2011	2010	2011	2010	2011	2010

$(1,344,984)	$(1,073,067)	$(1,719,014)	$(2,214,313)	$25,743	$1,191,614	$(1,529,093)	$(194,430)
1,807,553	318,931	(5,400,515)	(10,639,525)	2,155,031	(5,735,651)	(2,318,736)	(3,358,739)
—	—	—	—	678,385	—	—	—
(2,618,155)	10,333,377	(1,051,882)	46,593,811	(6,308,587)	32,432,712	(4,495,683)	30,706,967

(2,155,586)	9,579,241	(8,171,411)	33,739,973	(3,449,428)	27,888,675	(8,343,512)	27,153,798

8,334,096	7,081,067	5,399,249	6,042,353	24,168,431	26,871,036	32,536,717	26,172,220
(5,361,236)	(4,261,741)	(13,760,511)	(10,775,079)	(22,639,756)	(19,620,035)	(17,542,527)	(12,721,873)
(479,291)	(335,088)	(1,091,374)	(743,528)	(1,401,607)	(2,211,679)	(1,314,394)	(1,513,492)
1,070,950	1,853,793	(951,353)	367,287	4,977,488	3,957,230	7,973,984	8,933,588
1,077,829	(1,106,840)	(6,800,892)	(6,878,235)	(19,224,305)	12,232,754	(9,790,798)	(1,808,156)

4,642,348	3,231,191	(17,204,881)	(11,987,202)	(14,119,749)	21,229,306	11,862,982	19,062,287

—	(1,100)	—	(13,360)	—	(9,882)	—	(8,186)

2,486,762	12,809,332	(25,376,292)	21,739,411	(17,569,177)	49,108,099	3,519,470	46,207,899

79,229,069	66,419,737	187,634,405	165,894,994	309,032,734	259,924,635	253,292,472	207,084,573

$81,715,831	$79,229,069	$162,258,113	$187,634,405	$291,463,557	$309,032,734	$256,811,942	$253,292,472

Alger Small Cap Growth— Class S Shares		BlackRock® Global Allocation V.I. Fund— Class III Shares	Columbia Variable Portfolio— Small Cap Value Fund— Class 2		Dreyfus IP Technology Growth— Service Shares
2011	2010	2011(b)	2011	2010	2011	2010

$(581,496)	$(562,768)	$600,529	$(318,246)	$(184,830)	$(766,965)	$(577,041)
1,667,056	1,059,329	(149,999)	(1,249,549)	(3,655,029)	4,154,432	1,367,156
—	—	765,891	4,992,227	—	—	—
(2,673,165)	7,247,759	(2,438,171)	(6,952,048)	13,124,721	(8,407,171)	8,890,225

(1,587,605)	7,744,320	(1,221,750)	(3,527,616)	9,284,862	(5,019,704)	9,680,340

454,266	512,857	8,492,550	2,302,001	2,452,603	4,468,194	3,078,032
(3,189,025)	(2,111,595)	(705,643)	(3,389,283)	(3,061,140)	(3,514,224)	(2,337,271)
(144,949)	(208,977)	(9,361)	(334,198)	(283,991)	(255,654)	(188,014)
(260,625)	(147,259)	2,570,520	159,587	(505,312)	318,235	683,312
(2,166,803)	(2,695,545)	24,696,937	(2,818,638)	3,800,133	(2,511,851)	1,855,167

(5,307,136)	(4,650,519)	35,045,003	(4,080,531)	2,402,293	(1,495,300)	3,091,226

—	(3,060)	—	—	(2,868)	—	647

(6,894,741)	3,090,741	33,823,253	(7,608,147)	11,684,287	(6,515,004)	12,772,213

39,769,368	36,678,627	—	49,260,805	37,576,518	48,172,950	35,400,737

$32,874,627	$39,769,368	$33,823,253	$41,652,658	$49,260,805	$41,657,946	$48,172,950

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	Fidelity® VIP Contrafund®— Service Class 2		Fidelity® VIP Equity- Income— Service Class 2

	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(2,273,774)	$(1,389,623)	$718,978	$41,906
Net realized gain (loss) on investments	(11,714,086)	(11,240,930)	(5,706,838)	(7,485,076)
Realized gain distribution received	—	122,821	—	—
Change in unrealized appreciation (depreciation) on investments	2,223,549	50,946,994	3,992,126	21,271,801

Net increase (decrease) in net assets resulting from operations	(11,764,311)	38,439,262	(995,734)	13,828,631

Contributions and (Withdrawals):
Payments received from policyowners	13,393,035	14,623,581	4,191,694	4,583,093
Policyowners’ surrenders	(19,659,011)	(15,709,083)	(8,400,229)	(7,346,132)
Policyowners’ annuity and death benefits	(1,617,845)	(2,843,733)	(673,394)	(1,455,846)
Net transfers from (to) Fixed Account	698,524	2,202,099	(870,400)	321,143
Transfers between Investment Divisions	(16,278,277)	(11,341,136)	(6,136,836)	(6,147,518)

Net contributions and (withdrawals)	(23,463,574)	(13,068,272)	(11,889,165)	(10,045,260)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(13,242)	—	(8,232)

Increase (decrease) in net assets	(35,227,885)	25,357,748	(12,884,899)	3,775,139
NET ASSETS:
Beginning of year	290,390,124	265,032,376	117,472,536	113,697,397

End of year	$255,162,239	$290,390,124	$104,587,637	$117,472,536

	MFS® Research Series— Service Class		MFS® Utilities Series— Service Class
	2011	2010	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(76,009)	$(63,038)	$5,929,580	$5,468,213
Net realized gain (loss) on investments	196,300	101,039	(2,901,228)	(5,181,795)
Realized gain distribution received	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(296,444)	979,418	14,849,893	40,661,619

Net increase (decrease) in net assets resulting from operations	(176,153)	1,017,419	17,878,245	40,948,037

Contributions and (Withdrawals):
Payments received from policyowners	262,978	199,223	23,578,803	21,103,809
Policyowners’ surrenders	(670,932)	(408,167)	(33,844,864)	(28,734,113)
Policyowners’ annuity and death benefits	(59,087)	(50,198)	(3,343,345)	(2,766,229)
Net transfers from (to) Fixed Account	94,754	24,143	(677,489)	2,110,553
Transfers between Investment Divisions	(203,063)	(502,126)	(2,982,966)	(9,442,266)

Net contributions and (withdrawals)	(575,350)	(737,125)	(17,269,861)	(17,728,246)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(382)	—	6,784

Increase (decrease) in net assets	(751,503)	279,912	608,384	23,226,575
NET ASSETS:
Beginning of year	8,317,105	8,037,193	392,162,822	368,936,247

End of year	$7,565,602	$8,317,105	$392,771,206	$392,162,822

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

Fidelity® VIP Mid Cap— Service Class 2		Janus Aspen Balanced Portfolio— Service Shares		Janus Aspen Worldwide Portfolio— Service Shares		MFS® Investors Trust Series— Service Class
2011	2010	2011	2010	2011	2010	2011	2010

$(2,940,098)	$(2,447,883)	$923,009	$1,443,067	$(351,471)	$(324,642)	$(60,228)	$(38,469)
(590,610)	(4,151,514)	2,242,066	1,660,639	178,310	79,566	32,684	(50,914)
317,490	576,866	7,683,969	—	—	—	—	—
(20,785,815)	48,341,093	(11,371,720)	5,709,751	(4,959,870)	4,333,046	(265,569)	732,500

(23,999,033)	42,318,562	(522,676)	8,813,457	(5,133,031)	4,087,970	(293,113)	643,117

11,617,456	12,350,112	11,844,575	12,349,367	1,529,960	1,972,528	255,349	276,005
(15,877,795)	(12,895,288)	(12,316,568)	(8,839,300)	(2,574,159)	(1,912,485)	(542,388)	(348,918)
(1,265,980)	(907,848)	(516,432)	(795,023)	(145,178)	(178,078)	(13,577)	(11,770)
379,493	2,080,045	3,082,936	3,629,651	(158,747)	463,435	5,452	31,528
(11,394,738)	3,570,733	(1,599,429)	3,544,670	(651,808)	(477,449)	(304,977)	(203,587)

(16,541,564)	4,197,754	495,082	9,889,365	(1,999,932)	(132,049)	(600,141)	(256,742)

—	(12,606)	—	(3,833)	—	(1,659)	—	(239)

(40,540,597)	46,503,710	(27,594)	18,698,989	(7,132,963)	3,954,262	(893,254)	386,136

205,115,877	158,612,167	148,205,678	129,506,689	34,298,586	30,344,324	7,629,163	7,243,027

$164,575,280	$205,115,877	$148,178,084	$148,205,678	$27,165,623	$34,298,586	$6,735,909	$7,629,163

Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S		PIMCO Real Return Portfolio— Advisor Class		T. Rowe Price Equity Income Portfolio—II		UIF Emerging Markets Equity Portfolio— Class II
2011	2010	2011	2010	2011	2010	2011	2010

$(499,503)	$(388,167)	$96,093	$(60,670)	$(125,799)	$139,881	$(1,574,907)	$(1,217,011)
602,484	(634,109)	721,538	133,358	(2,984,082)	(4,192,927)	(11,322,473)	(10,375,610)
—	—	2,949,891	333,129	—	—	—	—
(717,163)	7,194,584	1,420,981	(424,433)	(838,076)	22,072,564	(14,264,063)	32,267,125

(614,182)	6,172,308	5,188,503	(18,616)	(3,947,957)	18,019,518	(27,161,443)	20,674,504

2,142,917	1,649,320	16,442,345	9,802,331	6,945,690	6,681,988	7,985,450	10,542,428
(2,774,972)	(1,869,959)	(5,398,078)	(1,236,894)	(12,068,962)	(9,527,818)	(8,600,747)	(7,697,794)
(124,532)	(158,896)	(194,702)	(34,350)	(954,861)	(1,293,680)	(537,930)	(483,053)
64,029	127,811	7,315,000	2,095,980	(239,252)	1,402,427	744,015	2,844,272
732,717	2,298,810	45,749,519	28,846,249	(5,371,004)	(2,724,655)	(13,050,419)	(3,291,914)

40,159	2,047,086	63,914,084	39,473,316	(11,688,389)	(5,461,738)	(13,459,631)	1,913,939

—	(1,360)	—	—	—	(10,809)	—	(4,048)

(574,023)	8,218,034	69,102,587	39,454,700	(15,636,346)	12,546,971	(40,621,074)	22,584,395

30,910,940	22,692,906	39,454,700	—	156,462,415	143,915,444	147,783,271	125,198,876

$30,336,917	$30,910,940	$108,557,287	$39,454,700	$140,826,069	$156,462,415	$107,162,197	$147,783,271

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2011

and December 31, 2010

	Victory VIF Diversified Stock— Class A Shares
	2011	2010

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(174,702)	$(154,378)
Net realized gain (loss) on investments	(1,419,378)	(1,880,498)
Realized gain distribution received	—	—
Change in unrealized appreciation (depreciation) on investments	(82,998)	4,216,835

Net increase (decrease) in net assets resulting from operations	(1,677,078)	2,181,959

Contributions and (Withdrawals):
Payments received from policyowners	433,959	623,129
Policyowners’ surrenders	(1,477,306)	(1,404,997)
Policyowners’ annuity and death benefits	(220,334)	(50,081)
Net transfers from (to) Fixed Account	(17,876)	(116,403)
Transfers between Investment Divisions	(1,190,797)	(554,231)

Net contributions and (withdrawals)	(2,472,354)	(1,502,583)

Increase (decrease) attributable to New York Life Insurance and Annuity Corporation charges retained by the Separate Account	—	(575)

Increase (decrease) in net assets	(4,149,432)	678,801
NET ASSETS:
Beginning of year	21,441,552	20,762,751

End of year	$17,292,120	$21,441,552

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC Variable Annuity Separate Account-III

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Notes to Financial Statements

NOTE 1—Organization and Accounting Policies:

N

YLIAC Variable Annuity Separate Account-III (“Separate Account”) was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (New York Life Variable Annuity, New York Life Flexible Premium Variable Annuity, New York Life Plus Variable Annuity and New York Life Flexible Premium Variable Annuity II), Series II policies (New York Life Access Variable Annuity), Series III policies (New York Life Premium Plus Variable Annuity), Series IV policies (New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity), Series V policies (New York Life Select Variable Annuity), Series VI policies (New York Life Premium Plus II Variable Annuity), Series VII policies (New York Life Complete Access Variable Annuity), Series VIII policies (New York Life Premier Variable Annuity) and Series IX policies (New York Life Premier Plus Variable Annuity). Effective December 4, 2006, sales of the New York Life Variable Annuity and New York Life Plus Variable Annuity were discontinued. Sales of the Series II policies formerly known as MainStay Access Variable Annuity were discontinued effective October 14, 2002. Effective January 1, 2009, sales of all Series III, IV, V and VI policies formerly known as MainStay Variable Annuities were discontinued. Effective July 27, 2009 sales of Series V policies known as New York Life Select Variable Annuity were discontinued. Effective August 16, 2010, sales of all the remaining Series II, Series III, Series IV and Series VI policies were discontinued.

The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC and certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Funds Trust, the Alger Portfolios, the BlackRock Variable Series Funds, Inc., the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS® Variable Insurance TrustSM, the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Universal Institutional Funds Inc., the Van Eck VIP Trust and the Victory Variable Insurance Funds (collectively, “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general account assets of NYLIAC and is not included in this report. NYLIAC’s Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC (“New York Life Investments”), provides investment advisory services to the MainStay VP Funds Trust for a fee. New York Life Investments retains several sub-advisors, including MacKay Shields LLC (“MacKay Shields”), Madison Square Investors LLC (“Madison Square Investors”), Epoch Investment Partners, Inc. (“Epoch”), Institutional Capital LLC (“ICAP”) and Winslow Capital Management, Inc. (“Winslow Capital”), to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.

New York Life Investments, MacKay Shields, Madison Square Investors and ICAP are all indirect, wholly-owned subsidiaries of New York Life. Epoch is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc.

The MainStay VP Cash Management, Calvert VP SRI Balanced Portfolio, Royce Micro-Cap Portfolio—Investment Class, Royce Small-Cap Portfolio—Investment Class and the Van Eck VIP Global Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced—Service Class, MainStay VP Conservative Allocation—Service Class, MainStay VP Flexible Bond Opportunities—Service Class, MainStay VP Floating Rate—Service Class, MainStay VP Growth Allocation—Service Class, MainStay VP Moderate Allocation—Service Class, MainStay VP Moderate Growth Allocation—Service Class, BlackRock® Global Allocation V.I. Fund—Class III Shares, Columbia Variable Portfolio—Small Cap Value Fund—Class 2, Fidelity® VIP Mid Cap—Service Class 2, PIMCO Real Return Portfolio—Advisor Class and Victory VIF Diversified Stock—Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

NYLIAC Variable Annuity Separate Account-III

The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond—Initial Class

MainStay VP Cash Management

MainStay VP Common Stock—Initial Class

MainStay VP Convertible—Initial Class

MainStay VP Government—Initial Class

MainStay VP Growth Equity—Initial Class

MainStay VP High Yield Corporate Bond—Initial Class

MainStay VP ICAP Select Equity—Initial Class

MainStay VP Income Builder—Initial Class

MainStay VP International Equity—Initial Class

MainStay VP Large Cap Growth—Initial Class

MainStay VP Mid Cap Core—Initial Class

MainStay VP S&P 500 Index—Initial Class

MainStay VP U.S. Small Cap—Initial Class

Alger Small Cap Growth—Class I-2 Shares1

Calvert VP SRI Balanced Portfolio

Dreyfus IP Technology Growth—Initial Shares

Fidelity® VIP Contrafund®—Initial Class

Fidelity® VIP Equity-Income—Initial Class

Janus Aspen Balanced Portfolio—Institutional Shares

Janus Aspen Worldwide Portfolio—Institutional Shares

MFS® Investors Trust Series—Initial Class

MFS® Research Series—Initial Class

MFS® Utilities Series—Initial Class

Neuberger Berman AMT Mid-Cap Growth Portfolio—Class I

Royce Micro-Cap Portfolio—Investment Class

Royce Small-Cap Portfolio—Investment Class

T. Rowe Price Equity Income Portfolio

UIF Emerging Markets Equity Portfolio—Class I

Van Eck VIP Global Hard Assets

MainStay VP Balanced—Service Class

MainStay VP Bond—Service Class

MainStay VP Common Stock—Service Class

MainStay VP Conservative Allocation—Service Class

MainStay VP Convertible—Service Class

MainStay VP Flexible Bond Opportunities—Service Class

MainStay VP Floating Rate—Service Class

MainStay VP Government—Service Class

MainStay VP Growth Allocation—Service Class

MainStay VP Growth Equity—Service Class

MainStay VP High Yield Corporate Bond—Service Class

MainStay VP ICAP Select Equity—Service Class

MainStay VP Income Builder—Service Class

MainStay VP International Equity—Service Class

MainStay VP Large Cap Growth—Service Class

MainStay VP Mid Cap Core—Service Class

MainStay VP Moderate Allocation—Service Class

MainStay VP Moderate Growth Allocation—Service Class

MainStay VP S&P 500 Index—Service Class

MainStay VP U.S. Small Cap—Service Class

Alger Small Cap Growth—Class S Shares2

BlackRock® Global Allocation V.I. Fund—Class III Shares

Columbia Variable Portfolio—Small Cap Value Fund—Class 2

Dreyfus IP Technology Growth—Service Shares

Fidelity® VIP Contrafund®—Service Class 2

Fidelity® VIP Equity-Income—Service Class 2

Fidelity® VIP Mid Cap—Service Class 2

Janus Aspen Balanced Portfolio—Service Shares

Janus Aspen Worldwide Portfolio—Service Shares

MFS® Investors Trust Series—Service Class

MFS® Research Series—Service Class

MFS® Utilities Series—Service Class

Neuberger Berman AMT Mid-Cap Growth Portfolio—Class S

PIMCO Real Return Portfolio—Advisor Class

T. Rowe Price Equity Income Portfolio—II

UIF Emerging Markets Equity Portfolio—Class II

Victory VIF Diversified Stock—Class A Shares

[1]	New allocations to Alger Small Cap Growth—Class I-2 Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.
[2]	New allocations to Alger Small Cap Growth—Class S Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007.

Not all investment divisions are available under all policies.

For Series I policies known as New York Life Flexible Premium Variable Annuity and Series VII, VIII and IX policies, initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series I, III, IV, V, VI, VII, VIII and IX policies, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, known as New York Life Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, known as New York Life (formerly MainStay) Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III, VI, VIII and IX policies, only one premium payment is allowed. In those states where NYLIAC offers a modified premium version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, VI, VII, VIII and IX policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed

Notes to Financial Statements (Continued)

NOTE 1—Organization and Accounting Policies (Continued):

Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC subject to certain restrictions. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The investment in the Fund Portfolios listed above are at net asset values (“NAV’s”), which is considered fair value per authoritative GAAP guidance on fair value measurements. The NAV’s are calculated daily without restrictions using quoted market prices of the underlying investments and are considered actively traded within Level 1.

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NYLIAC Variable Annuity Separate Account-III

On February 17, 2012, as a result of a restructuring of our investment divisions, some funds that were previously offered are no longer available as investment options to our policyholders and those funds are now closed to our policyholders (“Closed Funds”). The assets in those funds were transferred into new MainStay VP Portfolios (“Replacement Funds”). New York Life Investment Management is the Manager of the Replacement Funds. For most of the portfolios, the advisor of the Closed Fund is the sub-advisor of the corresponding Replacement Fund and will continue to provide day-to-day portfolio management services for our policyholders. The following is a listing of the Closed Funds (Column A) and the Replacement Funds (Column B).

Column A—Closed Funds	Column B—Replacement Funds
Van Eck VIP Global Hard Assets Fund	MainStay VP Van Eck Global Hard Assets Portfolio—Initial Class
Janus Aspen Balanced Portfolio—Institutional Shares	MainStay VP Janus Balanced Portfolio—Initial Class
Janus Aspen Balanced Portfolio—Service Shares	MainStay VP Janus Balanced Portfolio—Service Class
MFS® Utilities Series—Initial Class	MainStay VP MFS Utilities Portfolio—Initial Class
MFS® Utilities Series—Service Class	MainStay VP MFS Utilities Portfolio—Service Class
T. Rowe Price Equity Income Portfolio—I	MainStay VP T. Rowe Price Equity Income Portfolio— Initial Class
T. Rowe Price Equity Income Portfolio—II	MainStay VP T. Rowe Price Equity Income Portfolio— Service Class
PIMCO Real Return Portfolio—Advisor Class	MainStay VP PIMCO Real Return Portfolio—Service Class
Universal Institution Funds, Inc. (“UIF”) Emerging Markets Equity Portfolio—Class I	MainStay VP DFA /DuPont Capital Emerging Markets Equity Portfolio—Initial Class
UIF Emerging Markets Equity Portfolio—Class II	MainStay VP DFA /DuPont Capital Emerging Markets Equity Portfolio—Service Class
Alger Small Cap Growth Portfolio—Class I—2 Shares	MainStay VP Eagle Small Cap Growth Portfolio—Initial Class
Alger Small Cap Growth Portfolio— Class S Shares	MainStay VP Eagle Small Cap Growth Portfolio— Service Class
Royce Small-Cap Portfolio—Investment Class	MainStay VP Eagle Small Cap Growth Portfolio—Initial Class
Calvert VP SRI Balanced Portfolio	MainStay VP Janus Balanced Portfolio—Initial Class

Not all of the Closed Funds were offered in each policy impacted by the restructure. If the Closed Fund was not offered, then the corresponding Replacement Fund was not offered. In January, policyholders were sent letters along with supplements to their product prospectuses and fund prospectuses which describe the restructuring options available under their specific policies and detailed information regarding the Replacement Funds.

On February 17, 2012, any policyholder allocations that remained in the Closed Funds were redeemed. Those redemptions were used to purchase Accumulation Units in the corresponding Replacement Funds. After February 17, 2012, the Closed Funds are no longer available as investment options under the policies. For the 30 days following February 17th, policyholders may transfer all or a portion of their account value out of the Replacement Fund to another fund available through their policy without any charge or limitation.

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s):

At December 31, 2011, the investments of the Separate Account are as follows:

	MainStay VP Bond— Initial Class	MainStay VP Cash Management	MainStay VP Common Stock— Initial Class	MainStay VP Convertible— Initial Class

Number of shares	7,225	332,426	5,571	8,538
Identified cost	$101,326	$332,421	$98,182	$86,360

	MainStay VP Mid Cap Core— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP U.S. Small Cap— Initial Class	Alger Small Cap Growth— Class I-2 Shares

Number of shares	5,477	7,404	3,138	988
Identified cost	$50,639	$169,927	$22,790	$20,983

Investment activity for the year ended December 31, 2011 was as follows:

	MainStay VP Bond— Initial Class	MainStay VP Cash Management	MainStay VP Common Stock— Initial Class	MainStay VP Convertible— Initial Class

Purchases	$10,721	$292,757	$1,801	$5,812
Proceeds from sales	30,226	194,899	18,973	21,848

	MainStay VP Mid Cap Core— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP U.S. Small Cap— Initial Class	Alger Small Cap Growth— Class I-2 Shares

Purchases	$2,638	$4,327	$1,138	$207
Proceeds from sales	16,407	38,375	9,164	7,347

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Government— Initial Class	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Large Cap Growth— Initial Class

6,738	4,169	35,793	14,013	5,372	3,948	2,756
$77,477	$91,793	$323,505	$168,554	$76,869	$56,522	$32,960

Calvert VP SRI Balanced Portfolio	Dreyfus IP Technology Growth— Initial Shares	Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Janus Aspen Balanced Portfolio— Institutional Shares	Janus Aspen Worldwide Portfolio— Institutional Shares	MFS® Investors Trust Series— Initial Class

15,587	1,055	7,111	3,728	8,281	2,496	448
$27,751	$11,803	$192,879	$84,980	$204,663	$72,622	$8,055

MainStay VP Government— Initial Class	MainStay VP Growth Equity— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Large Cap Growth— Initial Class

$9,606	$1,171	$48,787	$4,499	$4,113	$3,781	$4,044
25,432	18,308	100,728	42,810	14,504	11,840	11,702

Calvert VP SRI Balanced Portfolio	Dreyfus IP Technology Growth— Initial Shares	Fidelity® VIP Contrafund®— Initial Class	Fidelity® VIP Equity- Income— Initial Class	Janus Aspen Balanced Portfolio— Institutional Shares	Janus Aspen Worldwide Portfolio— Institutional Shares	MFS® Investors Trust Series— Initial Class

$4,398	$4,712	$3,345	$3,182	$19,619	$1,140	$251
5,004	9,640	39,064	17,956	47,437	12,920	2,186

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s) (Continued):

	MFS® Research Series— Initial Class	MFS® Utilities Series— Initial Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I	Royce Micro-Cap Portfolio— Investment Class

Number of shares	582	112	77	7,474
Identified cost	$8,516	$2,866	$1,712	$70,357

	MFS® Research Series— Initial Class	MFS® Utilities Series— Initial Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I	Royce Micro-Cap Portfolio— Investment Class

Purchases	$270	$961	$189	$16,688
Proceeds from sales	2,539	695	1,147	18,737

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Equity Income Portfolio	UIF Emerging Markets Equity Portfolio— Class I	Van Eck VIP Global Hard Assets

6,117	3,666	3,364	10,249
$53,451	$80,102	$43,813	$324,661

Royce Small-Cap Portfolio— Investment Class	T. Rowe Price Equity Income Portfolio	UIF Emerging Markets Equity Portfolio— Class I	Van Eck VIP Global Hard Assets

$9,469	$3,257	$2,825	$60,081
12,647	19,185	18,858	93,143

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s) (Continued):

	MainStay VP Balanced— Service Class	MainStay VP Bond— Service Class	MainStay VP Common Stock— Service Class	MainStay VP Conservative Allocation— Service Class

Number of shares	7,684	12,692	2,326	22,605
Identified cost	$82,664	$183,266	$42,070	$238,023

	MainStay VP ICAP Select Equity— Service Class	MainStay VP Income Builder— Service Class	MainStay VP International Equity— Service Class	MainStay VP Large Cap Growth— Service Class

Number of shares	21,375	2,981	12,605	5,558
Identified cost	$245,022	$43,247	$181,850	$71,994

	MainStay VP Balanced— Service Class	MainStay VP Bond— Service Class	MainStay VP Common Stock— Service Class	MainStay VP Conservative Allocation— Service Class

Purchases	$10,082	$47,693	$2,270	$68,222
Proceeds from sales	15,857	43,547	8,652	43,414

	MainStay VP ICAP Select Equity— Service Class	MainStay VP Income Builder— Service Class	MainStay VP International Equity— Service Class	MainStay VP Large Cap Growth— Service Class

Purchases	$18,416	$9,102	$18,941	$19,367
Proceeds from sales	44,206	8,267	19,476	16,247

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Convertible— Service Class	MainStay VP Flexible Bond Opportunities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Government— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Growth Equity— Service Class	MainStay VP High Yield Corporate Bond— Service Class

15,215	1,717	23,061	10,457	9,232	1,294	74,950
$159,673	$16,760	$203,330	$121,642	$87,303	$29,050	$682,689

MainStay VP Mid Cap Core— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP S&P 500 Index— Service Class	MainStay VP U.S. Small Cap— Service Class	Alger Small Cap Growth— Class S Shares	BlackRock® Global Allocation V.I. Fund— Class III Shares

14,353	27,217	25,402	6,151	7,790	1,086	2,527
$137,157	$277,192	$256,249	$151,288	$55,808	$28,642	$36,003

MainStay VP Convertible— Service Class	MainStay VP Flexible Bond Opportunities— Service Class	MainStay VP Floating Rate— Service Class	MainStay VP Government— Service Class	MainStay VP Growth Allocation— Service Class	MainStay VP Growth Equity— Service Class	MainStay VP High Yield Corporate Bond— Service Class

$32,071	$19,767	$58,952	$32,297	$10,632	$2,288	$133,914
30,672	2,931	72,574	39,213	16,444	6,251	112,083

MainStay VP Mid Cap Core— Service Class	MainStay VP Moderate Allocation— Service Class	MainStay VP Moderate Growth Allocation— Service Class	MainStay VP S&P 500 Index— Service Class	MainStay VP U.S. Small Cap— Service Class	Alger Small Cap Growth— Class S Shares	BlackRock® Global Allocation V.I. Fund— Class III Shares

$13,288	$53,436	$47,882	$11,324	$7,241	$857	$38,306
32,212	66,729	37,093	26,912	17,632	6,756	2,152

Notes to Financial Statements (Continued)

NOTE 2—Investments (in 000’s) (Continued):

	Columbia Variable Portfolio—Small Cap Value Fund— Class 2	Dreyfus IP Technology Growth— Service Shares	Fidelity® VIP Contrafund®— Service Class 2	Fidelity® VIP Equity- Income— Service Class 2

Number of shares	2,867	3,574	11,272	5,698
Identified cost	$43,739	$36,868	$292,687	$122,232

	PIMCO Real Return Portfolio— Advisor Class	T. Rowe Price Equity Income Portfolio—II	UIF Emerging Markets Equity Portfolio— Class II	Victory VIF Diversified Stock— Class A Shares

Number of shares	7,746	7,272	8,577	1,911
Identified cost	$107,062	$155,570	$112,664	$17,934

	Columbia Variable Portfolio—Small Cap Value Fund— Class 2	Dreyfus IP Technology Growth— Service Shares	Fidelity® VIP Contrafund®— Service Class 2	Fidelity® VIP Equity- Income— Service Class 2

Purchases	$15,196	$13,045	$17,045	$9,540
Proceeds from sales	14,556	15,248	42,812	20,366

	PIMCO Real Return Portfolio— Advisor Class	T. Rowe Price Equity Income Portfolio—II	UIF Emerging Markets Equity Portfolio— Class II	Victory VIF Diversified Stock— Class A Shares

Purchases	$83,073	$13,009	$15,418	$1,794
Proceeds from sales	16,535	24,695	30,300	4,433

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

Fidelity® VIP Mid Cap— Service Class 2	Janus Aspen Balanced Portfolio— Service Shares	Janus Aspen Worldwide Portfolio— Service Shares	MFS® Investors Trust Series— Service Class	MFS® Research Series— Service Class	MFS® Utilities Series— Service Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S

5,761	5,341	1,065	349	405	15,266	1,121
$167,181	$148,390	$30,110	$6,676	$6,997	$408,950	$27,409

Fidelity® VIP Mid Cap— Service Class 2	Janus Aspen Balanced Portfolio— Service Shares	Janus Aspen Worldwide Portfolio— Service Shares	MFS® Investors Trust Series— Service Class	MFS® Research Series— Service Class	MFS® Utilities Series— Service Class	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S

$18,286	$31,222	$3,739	$628	$818	$52,157	$9,181
37,342	22,092	6,090	1,289	1,475	63,635	9,790

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

N

YLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, VI, VIII and IX policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity and New York Life Flexible Premium Variable Annuity II policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

For New York Life Premium Plus Variable Annuity policies, which are part of Series III and New York Life Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years (8% during the first four payment years for policies sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC or banks) and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offered a single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, the surrender charge was lower.

For the New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

For New York Life Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

For New York Life Premier Variable Annuity policies, which are part of Series VIII, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

For New York Life Premier Plus Variable Annuity policies, which are part of Series IX, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made.

All surrender charges are recorded with policyowners’ surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

NYLIAC also deducts an annual policy service charge from the policy’s Accumulation Value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the Accumulation Value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For New York Life Flexible Premium Variable Annuity and New York Life Flexible Premium Variable Annuity II, which are also part of Series I, this charge is $30 per policy. For Series II and VII policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, VI, VIII and IX policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V, VI, VII, VIII and IX policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V, VI, VII, VIII and IX policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85%, 1.75%, 1.65%, 1.35% and 1.65% respectively of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights section. These charges are disclosed in the accompanying statement of operations.

NYLIAC Variable Annuity Separate Account-III

NOTE 4—Distribution of Net Income:

T

he Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s):

The changes in units outstanding for the years ended December 31, 2011 and 2010 were as follows:

	MainStay VP Bond— Initial Class		MainStay VP Cash Management		MainStay VP Common Stock— Initial Class
	2011	2010	2011	2010	2011	2010

Series I Policies
Units Issued	154	310	43,192	22,928	11	7
Units Redeemed	(814)	(577)	(32,630)	(40,984)	(567)	(701)

Net Increase (Decrease)	(660)	(267)	10,562	(18,056)	(556)	(694)

Series II Policies
Units Issued	—	3	12,746	8,050	1	—
Units Redeemed	(7)	(9)	(10,884)	(11,573)	(4)	(28)

Net Increase (Decrease)	(7)	(6)	1,862	(3,523)	(3)	(28)

Series III Policies
Units Issued	131	269	67,351	44,957	17	14
Units Redeemed	(586)	(657)	(45,543)	(64,201)	(349)	(452)

Net Increase (Decrease)	(455)	(388)	21,808	(19,244)	(332)	(438)

Series IV Policies
Units Issued	39	76	59,921	21,643	1	7
Units Redeemed	(168)	(186)	(36,013)	(40,736)	(90)	(89)

Net Increase (Decrease)	(129)	(110)	23,908	(19,093)	(89)	(82)

Series V Policies
Units Issued	3	6	3,866	2,450	—	—
Units Redeemed	(6)	(3)	(3,127)	(2,638)	—	(1)

Net Increase (Decrease)	(3)	3	739	(188)	—	(1)

Series VI Policies
Units Issued	—	—	36,772	15,725	—	—
Units Redeemed	—	—	(28,214)	(23,985)	—	—

Net Increase (Decrease)	—	—	8,558	(8,260)	—	—

Series VII Policies
Units Issued	—	—	1,970	597	—	—
Units Redeemed	—	—	(990)	(504)	—	—

Net Increase (Decrease)	—	—	980	93	—	—

Series VIII Policies
Units Issued	—	—	1,909	520	—	—
Units Redeemed	—	—	(679)	(277)	—	—

Net Increase (Decrease)	—	—	1,230	243	—	—

Series IX Policies
Units Issued	—	—	1,223	577	—	—
Units Redeemed	—	—	(442)	(191)	—	—

Net Increase (Decrease)	—	—	781	386	—	—

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Convertible— Initial Class		MainStay VP Government— Initial Class		MainStay VP Growth Equity— Initial Class		MainStay VP High Yield Corporate Bond— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

75	81	132	344	17	22	234	336
(490)	(587)	(661)	(824)	(769)	(983)	(1,674)	(1,626)

(415)	(506)	(529)	(480)	(752)	(961)	(1,440)	(1,290)

1	12	49	3	—	1	252	200
(4)	(16)	(52)	(3)	(2)	(1)	(262)	(213)

(3)	(4)	(3)	—	(2)	—	(10)	(13)

94	104	162	394	61	42	728	1,116
(499)	(518)	(571)	(722)	(339)	(300)	(1,744)	(1,782)

(405)	(414)	(409)	(328)	(278)	(258)	(1,016)	(666)

22	16	54	147	7	11	105	238
(121)	(110)	(174)	(268)	(79)	(100)	(309)	(547)

(99)	(94)	(120)	(121)	(72)	(89)	(204)	(309)

1	—	2	4	—	—	2	3
(1)	(4)	(2)	(6)	—	—	(2)	(1)

—	(4)	—	(2)	—	—	—	2

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	MainStay VP ICAP Select Equity— Initial Class		MainStay VP Income Builder— Initial Class		MainStay VP International Equity— Initial Class
	2011	2010	2011	2010	2011	2010

Series I Policies
Units Issued	62	50	29	25	58	52
Units Redeemed	(1,885)	(2,116)	(476)	(592)	(290)	(357)

Net Increase (Decrease)	(1,823)	(2,066)	(447)	(567)	(232)	(305)

Series II Policies
Units Issued	6	3	—	—	2	7
Units Redeemed	(13)	(37)	(1)	(10)	(2)	(14)

Net Increase (Decrease)	(7)	(34)	(1)	(10)	—	(7)

Series III Policies
Units Issued	33	51	37	34	47	38
Units Redeemed	(983)	(1,010)	(254)	(239)	(285)	(279)

Net Increase (Decrease)	(950)	(959)	(217)	(205)	(238)	(241)

Series IV Policies
Units Issued	55	46	9	3	24	22
Units Redeemed	(293)	(343)	(53)	(61)	(69)	(94)

Net Increase (Decrease)	(238)	(297)	(44)	(58)	(45)	(72)

Series V Policies
Units Issued	—	1	—	—	—	—
Units Redeemed	(3)	(2)	—	—	—	—

Net Increase (Decrease)	(3)	(1)	—	—	—	—

Series VI Policies
Units Issued	—	—	—	—	—	—
Units Redeemed	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—

Series VII Policies
Units Issued	—	—	—	—	—	—
Units Redeemed	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—

Series VIII Policies
Units Issued	—	—	—	—	—	—
Units Redeemed	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—

Series IX Policies
Units Issued	—	—	—	—	—	—
Units Redeemed	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Large Cap Growth— Initial Class		MainStay VP Mid Cap Core— Initial Class		MainStay VP S&P 500 Index— Initial Class		MainStay VP U.S. Small Cap— Initial Class
2011	2010	2011	2010	2011	2010	2011	2010

132	94	69	92	15	16	51	125
(493)	(491)	(530)	(732)	(1,053)	(1,403)	(370)	(486)

(361)	(397)	(461)	(640)	(1,038)	(1,387)	(319)	(361)

2	18	—	3	6	3	—	4
(13)	(16)	(2)	(3)	(5)	(14)	(2)	(12)

(11)	2	(2)	—	1	(11)	(2)	(8)

238	73	40	64	58	87	13	82
(398)	(437)	(284)	(357)	(803)	(857)	(275)	(290)

(160)	(364)	(244)	(293)	(745)	(770)	(262)	(208)

34	33	26	22	17	13	8	5
(71)	(42)	(127)	(161)	(215)	(196)	(50)	(116)

(37)	(9)	(101)	(139)	(198)	(183)	(42)	(111)

—	—	—	—	—	—	—	—
(2)	—	—	—	(2)	(3)	—	—

(2)	—	—	—	(2)	(3)	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	Alger Small Cap Growth— Class I-2 Shares		Calvert VP SRI Balanced Portfolio		Dreyfus IP Technology Growth— Initial Shares
	2011	2010	2011	2010	2011	2010

Series I Policies
Units Issued	9	14	38	40	184	213
Units Redeemed	(320)	(443)	(104)	(110)	(404)	(320)

Net Increase (Decrease)	(311)	(429)	(66)	(70)	(220)	(107)

Series II Policies
Units Issued	—	—	5	1	2	3
Units Redeemed	(1)	(8)	(6)	(3)	(5)	(1)

Net Increase (Decrease)	(1)	(8)	(1)	(2)	(3)	2

Series III Policies
Units Issued	9	12	52	20	182	185
Units Redeemed	(174)	(195)	(129)	(146)	(345)	(199)

Net Increase (Decrease)	(165)	(183)	(77)	(126)	(163)	(14)

Series IV Policies
Units Issued	2	1	32	24	25	22
Units Redeemed	(23)	(28)	(69)	(51)	(55)	(33)

Net Increase (Decrease)	(21)	(27)	(37)	(27)	(30)	(11)

Series V Policies
Units Issued	1	—	1	1	1	1
Units Redeemed	(1)	—	(6)	(3)	—	—

Net Increase (Decrease)	—	—	(5)	(2)	1	1

Series VI Policies
Units Issued	—	—	14	21	—	—
Units Redeemed	—	—	(22)	(19)	—	—

Net Increase (Decrease)	—	—	(8)	2	—	—

Series VII Policies
Units Issued	—	—	27	4	—	—
Units Redeemed	—	—	(5)	—	—	—

Net Increase (Decrease)	—	—	22	4	—	—

Series VIII Policies
Units Issued	—	—	78	72	—	—
Units Redeemed	—	—	(9)	(9)	—	—

Net Increase (Decrease)	—	—	69	63	—	—

Series IX Policies
Units Issued	—	—	98	59	—	—
Units Redeemed	—	—	(6)	(2)	—	—

Net Increase (Decrease)	—	—	92	57	—	—

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

Fidelity® VIP Contrafund®— Initial Class		Fidelity® VIP Equity- Income— Initial Class		Janus Aspen Balanced Portfolio— Institutional Shares		Janus Aspen Worldwide Portfolio— Institutional Shares
2011	2010	2011	2010	2011	2010	2011	2010

27	19	44	35	41	22	30	32
(895)	(1,084)	(591)	(708)	(1,041)	(1,262)	(598)	(793)

(868)	(1,065)	(547)	(673)	(1,000)	(1,240)	(568)	(761)

2	5	1	—	—	9	4	1
(3)	(12)	(2)	(8)	(7)	(18)	(2)	(9)

(1)	(7)	(1)	(8)	(7)	(9)	2	(8)

50	41	45	44	14	91	24	33
(689)	(629)	(407)	(510)	(676)	(805)	(257)	(408)

(639)	(588)	(362)	(466)	(662)	(714)	(233)	(375)

15	14	8	6	6	135	13	10
(175)	(211)	(111)	(91)	(272)	(173)	(53)	(81)

(160)	(197)	(103)	(85)	(266)	(38)	(40)	(71)

—	1	1	1	—	—	—	—
(1)	(7)	(2)	(2)	(2)	(4)	—	(1)

(1)	(6)	(1)	(1)	(2)	(4)	—	(1)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	MFS® Investors Trust Series— Initial Class		MFS® Research Series— Initial Class		MFS® Utilities Series— Initial Class
	2011	2010	2011	2010	2011	2010

Series I Policies
Units Issued	14	6	10	7	18	2
Units Redeemed	(141)	(168)	(140)	(174)	(15)	(15)

Net Increase (Decrease)	(127)	(162)	(130)	(167)	3	(13)

Series II Policies
Units Issued	—	1	3	—	1	—
Units Redeemed	(2)	(1)	(3)	—	—	—

Net Increase (Decrease)	(2)	—	—	—	1	—

Series III Policies
Units Issued	2	5	5	19	24	3
Units Redeemed	(45)	(108)	(76)	(131)	(17)	(49)

Net Increase (Decrease)	(43)	(103)	(71)	(112)	7	(46)

Series IV Policies
Units Issued	1	1	1	—	—	—
Units Redeemed	(8)	(14)	(4)	(20)	—	(1)

Net Increase (Decrease)	(7)	(13)	(3)	(20)	—	(1)

Series V Policies
Units Issued	—	—	—	1	—	—
Units Redeemed	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	1	—	—

Series VI Policies
Units Issued	—	—	—	—	—	—
Units Redeemed	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—

Series VII Policies
Units Issued	—	—	—	—	—	—
Units Redeemed	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—

Series VIII Policies
Units Issued	—	—	—	—	—	—
Units Redeemed	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—

Series IX Policies
Units Issued	—	—	—	—	—	—
Units Redeemed	—	—	—	—	—	—

Net Increase (Decrease)	—	—	—	—	—	—

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

Neuberger Berman AMT Mid-Cap Growth Portfolio— Class I		Royce Micro-Cap Portfolio— Investment Class		Royce Small-Cap Portfolio— Investment Class		T. Rowe Price Equity Income Portfolio
2011	2010	2011	2010	2011	2010	2011	2010

2	6	305	345	182	274	96	59
(27)	(19)	(275)	(179)	(188)	(196)	(643)	(743)

(25)	(13)	30	166	(6)	78	(547)	(684)

—	—	19	24	23	30	2	4
(1)	—	(32)	(36)	(40)	(42)	(4)	(11)

(1)	—	(13)	(12)	(17)	(12)	(2)	(7)

11	6	115	193	91	196	25	45
(44)	(40)	(231)	(208)	(186)	(189)	(505)	(477)

(33)	(34)	(116)	(15)	(95)	7	(480)	(432)

—	1	90	157	82	108	14	10
(5)	(5)	(289)	(168)	(213)	(194)	(106)	(166)

(5)	(4)	(199)	(11)	(131)	(86)	(92)	(156)

(1)	—	6	21	2	9	—	—
—	—	(35)	(44)	(19)	(20)	(3)	(1)

(1)	—	(29)	(23)	(17)	(11)	(3)	(1)

—	—	122	152	70	169	—	—
—	—	(196)	(171)	(151)	(179)	—	—

—	—	(74)	(19)	(81)	(10)	—	—

—	—	83	46	85	75	—	—
—	—	(37)	(10)	(48)	(5)	—	—

—	—	46	36	37	70	—	—

—	—	147	146	79	109	—	—
—	—	(20)	(12)	(20)	(13)	—	—

—	—	127	134	59	96	—	—

—	—	120	136	112	122	—	—
—	—	(37)	(5)	(40)	(5)	—	—

—	—	83	131	72	117	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	UIF Emerging Markets Equity Portfolio— Class I		Van Eck VIP Global Hard Assets
	2011	2010	2011	2010

Series I Policies
Units Issued	50	120	403	359
Units Redeemed	(457)	(487)	(542)	(414)

Net Increase (Decrease)	(407)	(367)	(139)	(55)

Series II Policies
Units Issued	4	8	28	31
Units Redeemed	(5)	(6)	(62)	(59)

Net Increase (Decrease)	(1)	2	(34)	(28)

Series III Policies
Units Issued	47	63	106	221
Units Redeemed	(246)	(262)	(509)	(520)

Net Increase (Decrease)	(199)	(199)	(403)	(299)

Series IV Policies
Units Issued	18	38	360	241
Units Redeemed	(73)	(48)	(725)	(382)

Net Increase (Decrease)	(55)	(10)	(365)	(141)

Series V Policies
Units Issued	—	1	7	18
Units Redeemed	(1)	(1)	(29)	(30)

Net Increase (Decrease)	(1)	—	(22)	(12)

Series VI Policies
Units Issued	—	—	110	100
Units Redeemed	—	—	(221)	(364)

Net Increase (Decrease)	—	—	(111)	(264)

Series VII Policies
Units Issued	—	—	299	136
Units Redeemed	—	—	(173)	(16)

Net Increase (Decrease)	—	—	126	120

Series VIII Policies
Units Issued	—	—	423	373
Units Redeemed	—	—	(164)	(10)

Net Increase (Decrease)	—	—	259	363

Series IX Policies
Units Issued	—	—	300	331
Units Redeemed	—	—	(58)	(28)

Net Increase (Decrease)	—	—	242	303

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

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Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	MainStay VP Balanced— Service Class		MainStay VP Bond— Service Class		MainStay VP Common Stock— Service Class
	2011	2010	2011	2010	2011	2010

Series I Policies
Units Issued	260	213	513	750	37	53
Units Redeemed	(371)	(337)	(307)	(343)	(84)	(71)

Net Increase (Decrease)	(111)	(124)	206	407	(47)	(18)

Series II Policies
Units Issued	30	20	148	179	12	7
Units Redeemed	(40)	(66)	(246)	(145)	(26)	(23)

Net Increase (Decrease)	(10)	(46)	(98)	34	(14)	(16)

Series III Policies
Units Issued	57	89	344	678	15	28
Units Redeemed	(284)	(309)	(634)	(371)	(123)	(106)

Net Increase (Decrease)	(227)	(220)	(290)	307	(108)	(78)

Series IV Policies
Units Issued	42	40	457	843	24	27
Units Redeemed	(260)	(370)	(915)	(410)	(261)	(128)

Net Increase (Decrease)	(218)	(330)	(458)	433	(237)	(101)

Series V Policies
Units Issued	25	9	86	62	—	—
Units Redeemed	(63)	(23)	(167)	(95)	(5)	(4)

Net Increase (Decrease)	(38)	(14)	(81)	(33)	(5)	(4)

Series VI Policies
Units Issued	73	75	400	752	30	20
Units Redeemed	(220)	(223)	(679)	(504)	(125)	(85)

Net Increase (Decrease)	(147)	(148)	(279)	248	(95)	(65)

Series VII Policies
Units Issued	52	38	365	349	10	4
Units Redeemed	(31)	(8)	(133)	(32)	(4)	—

Net Increase (Decrease)	21	30	232	317	6	4

Series VIII Policies
Units Issued	100	80	463	581	8	19
Units Redeemed	(17)	(19)	(124)	(50)	(4)	(3)

Net Increase (Decrease)	83	61	339	531	4	16

Series IX Policies
Units Issued	145	107	590	572	14	11
Units Redeemed	(7)	(5)	(166)	(55)	(1)	(1)

Net Increase (Decrease)	138	102	424	517	13	10

Not all investment divisions are available under all policies.

(a) For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Conservative Allocation— Service Class		MainStay VP Convertible— Service Class		MainStay VP Flexible Bond Opportunities— Service Class	MainStay VP Floating Rate— Service Class
2011	2010	2011	2010	2011(a)	2011	2010

1,443	1,280	313	307	370	922	720
(601)	(468)	(175)	(111)	(66)	(1,192)	(672)

842	812	138	196	304	(270)	48

138	226	88	81	203	217	180
(347)	(223)	(152)	(133)	(24)	(336)	(207)

(209)	3	(64)	(52)	179	(119)	(27)

494	615	135	314	242	811	785
(601)	(461)	(486)	(379)	(71)	(1,608)	(914)

(107)	154	(351)	(65)	171	(797)	(129)

714	801	227	217	397	534	695
(861)	(434)	(410)	(253)	(31)	(1,596)	(759)

(147)	367	(183)	(36)	366	(1,062)	(64)

18	38	15	22	—	68	31
(79)	(128)	(68)	(68)	—	(86)	(119)

(61)	(90)	(53)	(46)	—	(18)	(88)

434	778	373	244	249	367	602
(628)	(410)	(510)	(319)	(83)	(719)	(611)

(194)	368	(137)	(75)	166	(352)	(9)

458	255	179	178	122	575	457
(153)	(43)	(72)	(23)	(10)	(455)	(89)

305	212	107	155	112	120	368

596	550	334	359	268	461	587
(137)	(22)	(47)	(3)	(7)	(220)	(32)

459	528	287	356	261	241	555

1,053	666	360	336	137	625	489
(48)	(84)	(50)	(11)	(7)	(100)	(3)

1,005	582	310	325	130	525	486

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	MainStay VP Government— Service Class		MainStay VP Growth Allocation— Service Class		MainStay VP Growth Equity— Service Class
	2011	2010	2011	2010	2011	2010

Series I Policies
Units Issued	454	629	336	485	78	65
Units Redeemed	(363)	(394)	(443)	(383)	(78)	(71)

Net Increase (Decrease)	91	235	(107)	102	—	(6)

Series II Policies
Units Issued	64	184	32	19	2	3
Units Redeemed	(189)	(180)	(52)	(25)	(11)	(5)

Net Increase (Decrease)	(125)	4	(20)	(6)	(9)	(2)

Series III Policies
Units Issued	416	715	221	119	14	25
Units Redeemed	(749)	(740)	(381)	(183)	(141)	(102)

Net Increase (Decrease)	(333)	(25)	(160)	(64)	(127)	(77)

Series IV Policies
Units Issued	246	659	49	175	26	22
Units Redeemed	(857)	(463)	(280)	(390)	(130)	(94)

Net Increase (Decrease)	(611)	196	(231)	(215)	(104)	(72)

Series V Policies
Units Issued	34	29	1	1	1	2
Units Redeemed	(37)	(92)	(23)	(14)	(3)	(23)

Net Increase (Decrease)	(3)	(63)	(22)	(13)	(2)	(21)

Series VI Policies
Units Issued	376	571	111	143	43	20
Units Redeemed	(616)	(540)	(224)	(265)	(113)	(49)

Net Increase (Decrease)	(240)	31	(113)	(122)	(70)	(29)

Series VII Policies
Units Issued	312	456	69	15	5	9
Units Redeemed	(208)	(220)	(56)	(2)	(4)	(4)

Net Increase (Decrease)	104	236	13	13	1	5

Series VIII Policies
Units Issued	197	333	76	116	14	18
Units Redeemed	(81)	(33)	(12)	(7)	(4)	(2)

Net Increase (Decrease)	116	300	64	109	10	16

Series IX Policies
Units Issued	349	335	78	125	9	19
Units Redeemed	(130)	(18)	(23)	(17)	(3)	(2)

Net Increase (Decrease)	219	317	55	108	6	17

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

MainStay VP High Yield Corporate Bond— Service Class		MainStay VP ICAP Select Equity— Service Class		MainStay VP Income Builder— Service Class		MainStay VP International Equity— Service Class
2011	2010	2011	2010	2011	2010	2011	2010

686	959	321	336	135	78	253	251
(392)	(205)	(319)	(224)	(43)	(67)	(148)	(76)

294	754	2	112	92	11	105	175

187	216	61	54	33	11	53	40
(581)	(330)	(162)	(193)	(27)	(4)	(52)	(68)

(394)	(114)	(101)	(139)	6	7	1	(28)

789	1,028	44	72	87	41	94	104
(1,684)	(1,254)	(748)	(565)	(178)	(75)	(253)	(307)

(895)	(226)	(704)	(493)	(91)	(34)	(159)	(203)

491	583	62	76	51	41	163	188
(1,904)	(969)	(922)	(609)	(117)	(86)	(336)	(281)

(1,413)	(386)	(860)	(533)	(66)	(45)	(173)	(93)

184	104	7	12	4	6	15	10
(171)	(176)	(60)	(61)	(6)	(4)	(48)	(44)

13	(72)	(53)	(49)	(2)	2	(33)	(34)

442	780	155	142	96	60	93	98
(1,075)	(885)	(637)	(435)	(153)	(60)	(259)	(188)

(633)	(105)	(482)	(293)	(57)	—	(166)	(90)

903	807	135	152	84	28	84	100
(284)	(146)	(62)	(19)	(27)	(5)	(35)	(10)

619	661	73	133	57	23	49	90

1,112	1,321	238	276	37	50	229	237
(320)	(39)	(43)	(11)	(24)	(8)	(41)	(9)

792	1,282	195	265	13	42	188	228

2,015	2,032	211	245	88	70	168	183
(205)	(13)	(48)	(3)	(25)	(2)	(41)	(12)

1,810	2,019	163	242	63	68	127	171

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	MainStay VP Large Cap Growth— Service Class		MainStay VP Mid Cap Core— Service Class		MainStay VP Moderate Allocation— Service Class
	2011	2010	2011	2010	2011	2010

Series I Policies
Units Issued	333	251	130	148	1,148	1,835
Units Redeemed	(88)	(75)	(214)	(184)	(1,120)	(898)

Net Increase (Decrease)	245	176	(84)	(36)	28	937

Series II Policies
Units Issued	51	21	27	30	69	164
Units Redeemed	(55)	(58)	(64)	(70)	(299)	(225)

Net Increase (Decrease)	(4)	(37)	(37)	(40)	(230)	(61)

Series III Policies
Units Issued	189	149	118	98	501	2,025
Units Redeemed	(250)	(233)	(402)	(468)	(2,083)	(2,256)

Net Increase (Decrease)	(61)	(84)	(284)	(370)	(1,582)	(231)

Series IV Policies
Units Issued	182	226	104	121	368	523
Units Redeemed	(403)	(225)	(495)	(385)	(1,304)	(834)

Net Increase (Decrease)	(221)	1	(391)	(264)	(936)	(311)

Series V Policies
Units Issued	26	21	12	10	22	8
Units Redeemed	(42)	(42)	(32)	(34)	(80)	(95)

Net Increase (Decrease)	(16)	(21)	(20)	(24)	(58)	(87)

Series VI Policies
Units Issued	232	171	225	181	262	496
Units Redeemed	(242)	(265)	(541)	(380)	(497)	(330)

Net Increase (Decrease)	(10)	(94)	(316)	(199)	(235)	166

Series VII Policies
Units Issued	168	49	52	35	188	131
Units Redeemed	(67)	(10)	(20)	(9)	(66)	(18)

Net Increase (Decrease)	101	39	32	26	122	113

Series VIII Policies
Units Issued	159	148	82	77	813	615
Units Redeemed	(29)	(10)	(13)	(8)	(101)	(22)

Net Increase (Decrease)	130	138	69	69	712	593

Series IX Policies
Units Issued	177	164	67	58	863	642
Units Redeemed	(20)	(5)	(12)	(4)	(65)	(47)

Net Increase (Decrease)	157	159	55	54	798	595

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Moderate Growth Allocation— Service Class		MainStay VP S&P 500 Index— Service Class		MainStay VP U.S. Small Cap— Service Class		Alger Small Cap Growth— Class S Shares
2011	2010	2011	2010	2011	2010	2011	2010

907	1,285	172	186	68	100	13	12
(869)	(492)	(213)	(191)	(112)	(108)	(51)	(54)

38	793	(41)	(5)	(44)	(8)	(38)	(42)

42	58	15	13	20	12	1	2
(106)	(69)	(56)	(51)	(19)	(32)	(5)	(12)

(64)	(11)	(41)	(38)	1	(20)	(4)	(10)

128	366	123	113	36	95	13	6
(657)	(589)	(567)	(500)	(223)	(208)	(78)	(80)

(529)	(223)	(444)	(387)	(187)	(113)	(65)	(74)

170	130	48	101	28	64	15	7
(667)	(543)	(601)	(419)	(216)	(233)	(118)	(106)

(497)	(413)	(553)	(318)	(188)	(169)	(103)	(99)

3	15	8	8	6	9	—	—
(31)	(61)	(49)	(59)	(12)	(21)	(4)	(4)

(28)	(46)	(41)	(51)	(6)	(12)	(4)	(4)

138	258	152	101	212	94	10	9
(470)	(335)	(404)	(308)	(359)	(148)	(56)	(54)

(332)	(77)	(252)	(207)	(147)	(54)	(46)	(45)

179	69	73	33	26	50	—	—
(105)	(12)	(50)	(1)	(44)	(3)	—	—

74	57	23	32	(18)	47	—	—

1,218	764	59	68	22	32	—	—
(146)	(60)	(13)	(6)	(17)	(7)	—	—

1,072	704	46	62	5	25	—	—

1,195	933	103	58	25	35	—	—
(87)	(33)	(6)	(8)	(6)	(1)	—	—

1,108	900	97	50	19	34	—	—

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	BlackRock® Global Allocation V.I. Fund— Class III Shares	Columbia Variable Portfolio—Small Cap Value Fund—Class 2		Dreyfus IP Technology Growth— Service Shares
	2011(b)	2011	2010	2011	2010

Series I Policies
Units Issued	645	133	297	175	153
Units Redeemed	(31)	(219)	(255)	(118)	(81)

Net Increase (Decrease)	614	(86)	42	57	72

Series II Policies
Units Issued	108	18	43	39	26
Units Redeemed	(9)	(20)	(36)	(51)	(21)

Net Increase (Decrease)	99	(2)	7	(12)	5

Series III Policies
Units Issued	714	152	239	158	161
Units Redeemed	(41)	(308)	(257)	(235)	(147)

Net Increase (Decrease)	673	(156)	(18)	(77)	14

Series IV Policies
Units Issued	909	122	148	127	153
Units Redeemed	(39)	(174)	(165)	(293)	(160)

Net Increase (Decrease)	870	(52)	(17)	(166)	(7)

Series V Policies
Units Issued	—	3	10	5	16
Units Redeemed	—	(24)	(9)	(17)	(22)

Net Increase (Decrease)	—	(21)	1	(12)	(6)

Series VI Policies
Units Issued	308	221	215	149	122
Units Redeemed	(72)	(308)	(158)	(192)	(150)

Net Increase (Decrease)	236	(87)	57	(43)	(28)

Series VII Policies
Units Issued	136	27	26	78	28
Units Redeemed	(9)	(21)	(2)	(57)	(6)

Net Increase (Decrease)	127	6	24	21	22

Series VIII Policies
Units Issued	641	66	57	92	60
Units Redeemed	(17)	(11)	(2)	(22)	(12)

Net Increase (Decrease)	624	55	55	70	48

Series IX Policies
Units Issued	531	47	28	65	92
Units Redeemed	(14)	(15)	(1)	(28)	(15)

Net Increase (Decrease)	517	32	27	37	77

Not all investment divisions are available under all policies.

(b) For the period May 1, 2011 (Commencement of Operations) through December 31, 2011.

NYLIAC Variable Annuity Separate Account-III

Fidelity® VIP Contrafund®— Service Class 2		Fidelity® VIP Equity-Income— Service Class 2		Fidelity® VIP Mid Cap— Service Class 2		Janus Aspen Balanced Portfolio— Service Shares
2011	2010	2011	2010	2011	2010	2011	2010

248	297	150	173	330	419	317	348
(227)	(151)	(215)	(177)	(424)	(287)	(152)	(101)

21	146	(65)	(4)	(94)	132	165	247

46	42	44	41	25	41	36	48
(99)	(124)	(83)	(120)	(60)	(55)	(85)	(47)

(53)	(82)	(39)	(79)	(35)	(14)	(49)	1

107	215	66	58	63	215	108	155
(594)	(627)	(290)	(376)	(467)	(268)	(270)	(194)

(487)	(412)	(224)	(318)	(404)	(53)	(162)	(39)

63	100	57	58	73	140	53	129
(768)	(650)	(526)	(448)	(393)	(275)	(427)	(231)

(705)	(550)	(469)	(390)	(320)	(135)	(374)	(102)

6	18	9	6	4	18	17	15
(94)	(89)	(33)	(69)	(43)	(31)	(65)	(75)

(88)	(71)	(24)	(63)	(39)	(13)	(48)	(60)

65	82	105	68	104	160	120	250
(519)	(477)	(354)	(264)	(265)	(252)	(254)	(260)

(454)	(395)	(249)	(196)	(161)	(92)	(134)	(10)

130	140	47	15	116	134	120	96
(62)	(16)	(11)	(5)	(71)	(15)	(57)	(17)

68	124	36	10	45	119	63	79

238	278	62	58	223	255	383	342
(43)	(3)	(12)	(11)	(42)	(5)	(23)	(5)

195	275	50	47	181	250	360	337

214	208	66	94	191	196	467	427
(41)	(4)	(12)	(13)	(51)	(8)	(54)	(4)

173	204	54	81	140	188	413	423

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	Janus Aspen Worldwide Portfolio— Service Shares		MFS® Investors Trust Series— Service Class		MFS® Research Series— Service Class
	2011	2010	2011	2010	2011	2010

Series I Policies
Units Issued	75	90	15	21	10	16
Units Redeemed	(69)	(46)	(15)	(15)	(14)	(13)

Net Increase (Decrease)	6	44	—	6	(4)	3

Series II Policies
Units Issued	12	15	2	—	—	—
Units Redeemed	(21)	(20)	(2)	(3)	(1)	(2)

Net Increase (Decrease)	(9)	(5)	—	(3)	(1)	(2)

Series III Policies
Units Issued	61	68	3	5	6	7
Units Redeemed	(152)	(114)	(18)	(25)	(21)	(35)

Net Increase (Decrease)	(91)	(46)	(15)	(20)	(15)	(28)

Series IV Policies
Units Issued	35	64	7	14	6	4
Units Redeemed	(121)	(122)	(30)	(19)	(32)	(31)

Net Increase (Decrease)	(86)	(58)	(23)	(5)	(26)	(27)

Series V Policies
Units Issued	1	5	—	—	—	—
Units Redeemed	(9)	(7)	—	(1)	(2)	(1)

Net Increase (Decrease)	(8)	(2)	—	(1)	(2)	(1)

Series VI Policies
Units Issued	44	40	6	14	9	14
Units Redeemed	(84)	(75)	(20)	(17)	(21)	(23)

Net Increase (Decrease)	(40)	(35)	(14)	(3)	(12)	(9)

Series VII Policies
Units Issued	20	26	1	—	5	1
Units Redeemed	(7)	(5)	—	—	(1)	—

Net Increase (Decrease)	13	21	1	—	4	1

Series VIII Policies
Units Issued	37	39	11	2	12	4
Units Redeemed	(11)	(5)	(5)	—	(2)	—

Net Increase (Decrease)	26	34	6	2	10	4

Series IX Policies
Units Issued	25	39	2	4	8	2
Units Redeemed	(9)	(6)	(2)	(1)	(1)	—

Net Increase (Decrease)	16	33	—	3	7	2

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

MFS® Utilities Series— Service Class		Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S		PIMCO Real Return Portfolio— Advisor Class		T. Rowe Price Equity Income Portfolio—II
2011	2010	2011	2010	2011	2010	2011	2010

529	426	151	145	1,663	915	202	212
(573)	(528)	(129)	(100)	(263)	(27)	(164)	(153)

(44)	(102)	22	45	1,400	888	38	59

59	47	15	13	259	130	37	42
(132)	(126)	(15)	(18)	(85)	(6)	(74)	(86)

(73)	(79)	—	(5)	174	124	(37)	(44)

208	104	103	120	1,150	590	68	65
(628)	(579)	(149)	(81)	(199)	(96)	(338)	(288)

(420)	(475)	(46)	39	951	494	(270)	(223)

238	128	56	51	970	995	62	113
(566)	(342)	(109)	(72)	(439)	(54)	(603)	(369)

(328)	(214)	(53)	(21)	531	941	(541)	(256)

19	16	20	7	—	—	8	8
(51)	(74)	(17)	(7)	—	—	(57)	(95)

(32)	(58)	3	—	—	—	(49)	(87)

106	68	94	94	886	701	93	129
(372)	(436)	(98)	(77)	(344)	(101)	(436)	(357)

(266)	(368)	(4)	17	542	600	(343)	(228)

376	185	34	8	670	247	139	61
(132)	(30)	(8)	(4)	(86)	(37)	(39)	(22)

244	155	26	4	584	210	100	39

383	380	36	22	806	263	176	175
(51)	(4)	(10)	(1)	(28)	(4)	(29)	(6)

332	376	26	21	778	259	147	169

395	353	41	35	845	392	123	128
(37)	(18)	(14)	(3)	(74)	(77)	(32)	(9)

358	335	27	32	771	315	91	119

Notes to Financial Statements (Continued)

NOTE 5—Unit Transactions (in 000’s) (Continued):

	UIF Emerging Markets Equity Portfolio— Class II		Victory VIF Diversified Stock— Class A Shares
	2011	2010	2011	2010

Series I Policies
Units Issued	140	154	26	54
Units Redeemed	(96)	(69)	(95)	(107)

Net Increase (Decrease)	44	85	(69)	(53)

Series II Policies
Units Issued	23	23	17	22
Units Redeemed	(40)	(56)	(18)	(24)

Net Increase (Decrease)	(17)	(33)	(1)	(2)

Series III Policies
Units Issued	92	164	13	34
Units Redeemed	(242)	(200)	(56)	(70)

Net Increase (Decrease)	(150)	(36)	(43)	(36)

Series IV Policies
Units Issued	58	103	39	108
Units Redeemed	(262)	(151)	(131)	(99)

Net Increase (Decrease)	(204)	(48)	(92)	9

Series V Policies
Units Issued	8	21	2	4
Units Redeemed	(29)	(25)	(7)	(21)

Net Increase (Decrease)	(21)	(4)	(5)	(17)

Series VI Policies
Units Issued	58	117	30	9
Units Redeemed	(218)	(230)	(42)	(78)

Net Increase (Decrease)	(160)	(113)	(12)	(69)

Series VII Policies
Units Issued	108	77	4	12
Units Redeemed	(69)	(21)	(4)	(5)

Net Increase (Decrease)	39	56	—	7

Series VIII Policies
Units Issued	153	197	8	33
Units Redeemed	(47)	(5)	(5)	(9)

Net Increase (Decrease)	106	192	3	24

Series IX Policies
Units Issued	131	178	13	13
Units Redeemed	(69)	(30)	(7)	(2)

Net Increase (Decrease)	62	148	6	11

Not all investment divisions are available under all policies.

NYLIAC Variable Annuity Separate Account-III

(This page intentionally left blank)

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s):

T

he following table presents financial highlights for each Investment Division as of December 31, 2011, 2010, 2009, 2008 and 2007:

	MainStay VP Bond—Initial Class
	2011	2010	2009	2008	2007

Series I Policies (a)
Net Assets	$73,096	$82,426	$82,627	$86,749	$103,808
Units Outstanding	3,423	4,083	4,350	4,854	5,935
Variable Accumulation Unit Value	$21.36	$20.20	$19.00	$17.87	$17.47
Total Return	5.8%	6.3%	6.3%	2.3%	5.0%
Investment Income Ratio	3.1%	3.1%	4.6%	4.0%	3.5%
Series II Policies (b)
Net Assets	$461	$546	$613	$660	$936
Units Outstanding	27	34	40	46	66
Variable Accumulation Unit Value	$17.16	$16.25	$15.30	$14.42	$14.12
Total Return	5.6%	6.2%	6.1%	2.1%	4.9%
Investment Income Ratio	3.0%	3.0%	4.5%	3.6%	3.4%
Series III Policies (c)
Net Assets	$25,052	$30,949	$34,959	$38,193	$39,600
Units Outstanding	1,496	1,951	2,339	2,710	2,869
Variable Accumulation Unit Value	$16.75	$15.87	$14.95	$14.10	$13.81
Total Return	5.5%	6.1%	6.1%	2.1%	4.8%
Investment Income Ratio	2.9%	3.0%	4.5%	4.2%	3.7%
Series IV Policies (d)
Net Assets	$9,383	$10,708	$11,587	$11,916	$12,065
Units Outstanding	621	750	860	940	971
Variable Accumulation Unit Value	$15.14	$14.32	$13.47	$12.68	$12.40
Total Return	5.7%	6.3%	6.2%	2.2%	5.0%
Investment Income Ratio	3.0%	3.0%	4.6%	4.1%	3.6%
Series V Policies (e)
Net Assets	$122	$160	$121	$188	$208
Units Outstanding	9	12	9	16	17
Variable Accumulation Unit Value	$14.26	$13.55	$12.79	$12.09	$11.88
Total Return	5.3%	5.9%	5.8%	1.8%	4.6%
Investment Income Ratio	3.4%	3.5%	4.3%	4.1%	3.4%
Series VI Policies (f)
Net Assets	$—	$—	$—	$—	$—
Units Outstanding	—	—	—	—	—
Variable Accumulation Unit Value	$—	$—	$—	$—	$—
Total Return	—	—	—	—	—
Investment Income Ratio	—	—	—	—	—
Series VII Policies (g)
Net Assets	$—	$—	$—	$—	$—
Units Outstanding	—	—	—	—	—
Variable Accumulation Unit Value	$—	$—	$—	$—	$—
Total Return	—	—	—	—	—
Investment Income Ratio	—	—	—	—	—
Series VIII Policies (h)
Net Assets	$—	$—	$—	$—	$—
Units Outstanding	—	—	—	—	—
Variable Accumulation Unit Value	$—	$—	$—	$—	$—
Total Return	—	—	—	—	—
Investment Income Ratio	—	—	—	—	—
Series IX Policies (i)
Net Assets	$—	$—	$—	$—	$—
Units Outstanding	—	—	—	—	—
Variable Accumulation Unit Value	$—	$—	$—	$—	$—
Total Return	—	—	—	—	—
Investment Income Ratio	—	—	—	—	—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Cash Management								MainStay VP Common Stock—Initial Class
2011		2010		2009		2008	2007	2011		2010	2009	2008		2007

$96,688		$84,819		$109,910		$173,656	$121,912	$75,479		$88,486	$94,392	$89,607		$181,427
74,223		63,661		81,717		127,879	90,100	3,190		3,746	4,440	5,082		6,457
$1.31		$1.33		$1.35		$1.36	$1.35	$23.67		$23.63	$21.28	$17.63		$28.11
(1.6%	)	(1.4%	)	(1.3%	)	0.8%	3.4%	0.2%		11.0%	20.7%	(37.3%	)	3.7%
—		—		—		2.1%	4.7%	1.4%		1.6%	2.1%	1.4%		1.2%

$10,449		$8,586		$12,607		$27,184	$13,015	$229		$253	$432	$343		$604
9,798		7,936		11,459		24,265	11,758	28		31	59	56		62
$1.07		$1.08		$1.10		$1.12	$1.11	$8.17		$8.17	$7.37	$6.11		$9.76
(1.5%	)	(1.6%	)	(1.5%	)	0.6%	3.2%	—		10.9%	20.5%	(37.4%	)	3.5%
—		—		0.1%		2.0%	4.7%	1.5%		1.4%	2.2%	1.5%		1.2%

$74,706		$52,846		$74,347		$136,011	$79,545	$9,526		$12,258	$14,310	$13,910		$26,757
71,184		49,376		68,620		124,224	71,971	1,165		1,497	1,935	2,267		2,725
$1.05		$1.07		$1.09		$1.10	$1.10	$8.19		$8.19	$7.39	$6.13		$9.80
(1.6%	)	(1.6%	)	(1.5%	)	0.6%	3.2%	—		10.8%	20.5%	(37.4%	)	3.5%
—		—		0.1%		2.0%	4.7%	1.4%		1.5%	2.1%	1.4%		1.2%

$73,474		$49,613		$70,669		$114,583	$42,684	$3,916		$4,943	$5,294	$5,006		$9,415
71,593		47,685		66,778		106,914	39,964	335		424	506	575		678
$1.03		$1.04		$1.06		$1.07	$1.06	$11.67		$11.66	$10.51	$8.71		$13.89
(1.4%	)	(1.5%	)	(1.4%	)	0.7%	3.3%	0.1%		11.0%	20.6%	(37.3%	)	3.6%
—		—		—		1.9%	4.7%	1.4%		1.5%	2.1%	1.4%		1.3%

$3,041		$2,353		$2,590		$9,319	$4,304	$26		$27	$35	$51		$114
3,077		2,338		2,526		8,666	4,102	2		2	3	5		7
$0.99		$1.01		$1.03		$1.05	$1.04	$12.77		$12.81	$11.59	$9.64		$15.44
(1.8%	)	(1.9%	)	(1.8%	)	0.3%	2.9%	(0.3%	)	10.5%	20.2%	(37.6%	)	3.2%
—		—		0.1%		1.9%	4.7%	1.5%		1.6%	2.2%	1.5%		1.2%

$35,212		$27,006		$36,228		$63,907	$20,615	$—		$—	$—	$—		$—
35,046		26,488		34,748		60,512	19,513	—		—	—	—		—
$1.01		$1.02		$1.04		$1.06	$1.05	$—		$—	$—	$—		$—
(1.7%	)	(1.8%	)	(1.7%	)	0.4%	3.0%	—		—	—	—		—
—		—		0.1%		1.9%	4.7%	—		—	—	—		—

$11,898		$2,533		$1,564		$—	$—	$—		$—	$—	$—		$—
1,230		250		157		—	—	—		—	—	—		—
$9.61		$9.77		$9.94		$—	$—	$—		$—	$—	$—		$—
(1.6%	)	(1.7%	)	(0.6%	)	—	—	—		—	—	—		—
—		—		—		—	—	—		—	—	—		—

$14,949		$3,070		$831		$—	$—	$—		$—	$—	$—		$—
1,543		313		70		—	—	—		—	—	—		—
$9.68		$9.82		$9.95		$—	$—	$—		$—	$—	$—		$—
(1.3%	)	(1.4%	)	(0.5%	)	—	—	—		—	—	—		—
—		—		—		—	—	—		—	—	—		—

$11,589		$4,229		$392		$—	$—	$—		$—	$—	$—		$—
1,206		425		39		—	—	—		—	—	—		—
$9.61		$9.77		$9.93		$—	$—	$—		$—	$—	$—		$—
(1.6%	)	(1.7%	)	(0.7%	)	—	—	—		—	—	—		—
—		—		—		—	—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Convertible—Initial Class
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$66,849		$81,390	$80,831	$62,517		$119,531
Units Outstanding	2,884		3,299	3,805	4,241		5,245
Variable Accumulation Unit Value	$23.19		$24.69	$21.24	$14.75		$22.80
Total Return	(6.1%	)	16.2%	44.0%	(35.3%	)	13.3%
Investment Income Ratio	2.3%		2.8%	2.2%	2.0%		2.2%
Series II Policies (b)
Net Assets	$837		$940	$857	$663		$1,182
Units Outstanding	65		68	72	80		92
Variable Accumulation Unit Value	$12.95		$13.81	$11.90	$8.27		$12.81
Total Return	(6.2%	)	16.0%	43.8%	(35.4%	)	13.1%
Investment Income Ratio	2.4%		2.9%	2.2%	2.1%		2.2%
Series III Policies (c)
Net Assets	$19,171		$25,782	$26,935	$20,103		$35,196
Units Outstanding	1,552		1,957	2,371	2,540		2,876
Variable Accumulation Unit Value	$12.35		$13.17	$11.36	$7.90		$12.24
Total Return	(6.3%	)	16.0%	43.8%	(35.5%	)	13.0%
Investment Income Ratio	2.2%		2.7%	2.2%	2.1%		2.3%
Series IV Policies (d)
Net Assets	$7,699		$9,829	$9,754	$7,926		$12,384
Units Outstanding	502		601	695	811		819
Variable Accumulation Unit Value	$15.35		$16.35	$14.08	$9.78		$15.13
Total Return	(6.1%	)	16.2%	44.0%	(35.4%	)	13.2%
Investment Income Ratio	2.2%		2.8%	2.2%	2.2%		2.3%
Series V Policies (e)
Net Assets	$58		$61	$107	$255		$423
Units Outstanding	3		3	7	24		26
Variable Accumulation Unit Value	$16.55		$17.70	$15.30	$10.67		$16.57
Total Return	(6.5%	)	15.7%	43.4%	(35.6%	)	12.8%
Investment Income Ratio	2.5%		2.0%	0.8%	2.1%		2.2%
Series VI Policies (f)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VII Policies (g)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VIII Policies (h)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series IX Policies (i)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Government—Initial Class						MainStay VP Growth Equity—Initial Class
2011	2010	2009		2008	2007	2011		2010	2009	2008		2007

$52,557	$60,356	$66,836		$86,408	$70,190	$90,435		$106,506	$111,757	$95,684		$198,461
2,650	3,179	3,659		4,740	4,166	5,173		5,925	6,886	7,796		9,739
$19.85	$18.99	$18.28		$18.24	$16.85	$17.49		$17.98	$16.25	$12.28		$20.37
4.5%	3.9%	0.2%		8.3%	5.2%	(2.7%	)	10.6%	32.3%	(39.7%	)	10.8%
3.2%	3.0%	3.3%		3.2%	4.6%	0.4%		0.5%	0.6%	0.5%		0.1%

$528	$559	$534		$514	$579	$85		$97	$92	$102		$256
34	37	37		36	43	13		15	15	22		34
$15.60	$14.95	$14.41		$14.41	$13.33	$6.49		$6.68	$6.05	$4.58		$7.61
4.4%	3.7%	—		8.1%	5.0%	(2.9%	)	10.5%	32.1%	(39.8%	)	10.7%
3.1%	3.1%	3.6%		2.7%	4.3%	0.4%		0.5%	0.5%	0.5%		0.1%

$18,962	$24,218	$28,091		$36,740	$30,102	$6,935		$8,829	$9,424	$8,325		$16,543
1,235	1,644	1,972		2,597	2,290	1,176		1,454	1,712	1,997		2,389
$15.37	$14.73	$14.21		$14.21	$13.15	$5.90		$6.08	$5.50	$4.17		$6.93
4.3%	3.7%	—		8.1%	5.0%	(2.9%	)	10.4%	32.1%	(39.8%	)	10.6%
3.0%	3.1%	3.3%		3.2%	4.7%	0.4%		0.5%	0.6%	0.5%		0.1%

$6,937	$8,259	$9,514		$11,635	$9,360	$3,149		$3,986	$4,397	$3,740		$6,849
494	614	735		900	783	315		387	476	531		586
$14.04	$13.45	$12.95		$12.93	$11.95	$10.01		$10.30	$9.31	$7.04		$11.69
4.5%	3.8%	0.2%		8.2%	5.1%	(2.8%	)	10.6%	32.3%	(39.8%	)	10.8%
3.0%	2.9%	3.4%		3.3%	4.7%	0.4%		0.5%	0.6%	0.6%		0.1%

$76	$73	$93		$144	$183	$8		$8	$7	$5		$8
6	6	8		12	16	1		1	1	1		1
$13.28	$12.76	$12.34		$12.37	$11.48	$11.90		$12.29	$11.16	$8.47		$14.12
4.0%	3.4%	(0.2%	)	7.8%	4.7%	(3.2%	)	10.2%	31.7%	(40.0%	)	10.3%
3.2%	2.2%	3.5%		2.7%	4.8%	0.4%		0.5%	0.6%	0.6%		0.1%

$—	$—	$—		$—	$—	$—		$—	$—	$—		$—
—	—	—		—	—	—		—	—	—		—
$—	$—	$—		$—	$—	$—		$—	$—	$—		$—
—	—	—		—	—	—		—	—	—		—
—	—	—		—	—	—		—	—	—		—

$—	$—	$—		$—	$—	$—		$—	$—	$—		$—
—	—	—		—	—	—		—	—	—		—
$—	$—	$—		$—	$—	$—		$—	$—	$—		$—
—	—	—		—	—	—		—	—	—		—
—	—	—		—	—	—		—	—	—		—

$—	$—	$—		$—	$—	$—		$—	$—	$—		$—
—	—	—		—	—	—		—	—	—		—
$—	$—	$—		$—	$—	$—		$—	$—	$—		$—
—	—	—		—	—	—		—	—	—		—
—	—	—		—	—	—		—	—	—		—

$—	$—	$—		$—	$—	$—		$—	$—	$—		$—
—	—	—		—	—	—		—	—	—		—
$—	$—	$—		$—	$—	$—		$—	$—	$—		$—
—	—	—		—	—	—		—	—	—		—
—	—	—		—	—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP High Yield Corporate Bond—Initial Class
	2011	2010	2009	2008		2007

Series I Policies (a)
Net Assets	$252,819	$284,464	$290,898	$217,881		$382,936
Units Outstanding	8,021	9,461	10,751	11,326		14,914
Variable Accumulation Unit Value	$31.52	$30.08	$27.07	$19.22		$25.68
Total Return	4.8%	11.1%	40.8%	(25.2%	)	0.9%
Investment Income Ratio	5.9%	5.7%	7.8%	8.4%		6.2%
Series II Policies (b)
Net Assets	$2,288	$2,448	$2,361	$1,840		$2,223
Units Outstanding	116	126	139	152		137
Variable Accumulation Unit Value	$19.75	$18.88	$17.01	$12.10		$16.19
Total Return	4.6%	10.9%	40.6%	(25.3%	)	0.7%
Investment Income Ratio	4.6%	6.6%	9.1%	8.7%		5.2%
Series III Policies (c)
Net Assets	$62,608	$78,636	$81,963	$57,001		$93,011
Units Outstanding	3,239	4,255	4,921	4,799		5,857
Variable Accumulation Unit Value	$19.33	$18.48	$16.67	$11.86		$15.88
Total Return	4.6%	10.9%	40.6%	(25.3%	)	0.7%
Investment Income Ratio	5.4%	5.9%	8.0%	8.6%		6.3%
Series IV Policies (d)
Net Assets	$22,545	$25,424	$28,187	$19,633		$30,072
Units Outstanding	1,130	1,334	1,643	1,609		1,842
Variable Accumulation Unit Value	$19.97	$19.07	$17.17	$12.20		$16.31
Total Return	4.7%	11.1%	40.8%	(25.2%	)	0.8%
Investment Income Ratio	5.7%	5.7%	7.9%	8.7%		6.4%
Series V Policies (e)
Net Assets	$366	$346	$292	$191		$418
Units Outstanding	18	18	16	15		25
Variable Accumulation Unit Value	$20.47	$19.62	$17.74	$12.65		$16.99
Total Return	4.3%	10.6%	40.2%	(25.5%	)	0.4%
Investment Income Ratio	6.5%	6.0%	8.0%	8.7%		4.7%
Series VI Policies (f)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Series VII Policies (g)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Series VIII Policies (h)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Series IX Policies (i)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MainStay VP ICAP Select Equity—Initial Class							MainStay VP Income Builder—Initial Class
2011		2010	2009	2008		2007	2011	2010	2009	2008		2007

$121,926		$149,402	$151,659	$106,056		$66,251	$66,513	$74,354	$76,356	$73,712		$133,026
9,516		11,339	13,405	11,955		4,594	3,044	3,491	4,058	4,775		6,205
$12.81		$13.19	$11.32	$8.87		$14.42	$21.88	$21.31	$18.82	$15.45		$21.45
(2.8%	)	16.5%	27.6%	(38.5%	)	5.4%	2.7%	13.2%	21.8%	(27.9%	)	6.0%
1.4%		0.8%	1.8%	0.6%		0.6%	3.8%	3.1%	3.6%	3.1%		2.1%

$1,143		$1,251	$1,438	$896		$583	$88	$100	$171	$201		$336
97		104	138	110		45	9	10	20	28		34
$11.73		$12.09	$10.39	$8.16		$13.27	$9.95	$9.70	$8.59	$7.06		$9.81
(3.0%	)	16.3%	27.4%	(38.6%	)	5.2%	2.5%	13.0%	21.6%	(28.0%	)	5.9%
1.4%		0.8%	1.8%	0.6%		0.6%	4.0%	2.2%	3.5%	3.3%		2.1%

$33,587		$45,924	$49,320	$31,234		$21,862	$6,571	$8,425	$9,138	$9,148		$15,244
2,913		3,863	4,822	3,890		1,672	692	909	1,114	1,356		1,627
11.53		$11.89	$10.23	$8.03		$13.08	$9.49	$9.26	$8.20	$6.75		$9.38
(3.0%	)	16.2%	27.4%	(38.6%	)	5.2%	2.5%	13.0%	21.6%	(28.1%	)	5.8%
1.3%		0.8%	1.7%	0.6%		0.6%	3.6%	3.0%	3.5%	3.2%		2.2%

$13,530		$17,034	$17,893	$9,592		$6,279	$2,893	$3,375	$3,617	$3,385		$5,942
1,072		1,310	1,607	1,096		441	219	263	321	363		459
$12.62		$13.00	$11.16	$8.75		$14.23	$13.19	$12.85	$11.36	$9.33		$12.95
(2.9%	)	16.4%	27.5%	(38.5%	)	5.3%	2.6%	13.1%	21.7%	(28.0%	)	6.0%
1.3%		0.8%	1.7%	0.6%		0.6%	3.5%	3.1%	3.6%	3.2%		2.2%

$119		$166	$163	$111		$77	$17	$11	$11	$9		$48
7		10	11	10		4	1	1	1	1		3
$16.12		$16.66	$14.37	$11.31		$18.46	$14.48	$14.17	$12.57	$10.37		$14.45
(3.2%	)	16.0%	27.0%	(38.7%	)	4.9%	2.2%	12.7%	21.3%	(28.3%	)	5.5%
1.3%		0.9%	1.8%	0.6%		0.6%	3.5%	3.2%	3.7%	1.5%		2.3%

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP International Equity—Initial Class
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$27,572		$38,657	$44,166	$45,986		$84,428
Units Outstanding	1,448		1,680	1,985	2,432		3,273
Variable Accumulation Unit Value	$19.07		$23.03	$22.26	$18.92		$25.81
Total Return	(17.2%	)	3.4%	17.7%	(26.7%	)	3.5%
Investment Income Ratio	3.1%		3.1%	6.9%	1.3%		0.6%
Series II Policies (b)
Net Assets	$493		$601	$674	$596		$1,125
Units Outstanding	43		43	50	52		72
Variable Accumulation Unit Value	$11.50		$13.91	$13.47	$11.46		$15.66
Total Return	(17.3%	)	3.3%	17.5%	(26.8%	)	3.3%
Investment Income Ratio	3.2%		3.2%	7.2%	1.3%		0.6%
Series III Policies (c)
Net Assets	$9,000		$14,196	$17,013	$17,757		$29,445
Units Outstanding	784		1,022	1,263	1,549		1,879
Variable Accumulation Unit Value	$11.49		$13.90	$13.47	$11.47		$15.68
Total Return	(17.4%	)	3.2%	17.5%	(26.9%	)	3.3%
Investment Income Ratio	2.9%		3.1%	6.9%	1.4%		0.6%
Series IV Policies (d)
Net Assets	$3,694		$5,206	$6,193	$5,824		$9,134
Units Outstanding	269		314	386	427		490
Variable Accumulation Unit Value	$13.73		$16.59	$16.05	$13.64		$18.62
Total Return	(17.2%	)	3.4%	17.6%	(26.7%	)	3.4%
Investment Income Ratio	3.0%		3.0%	7.0%	1.4%		0.7%
Series V Policies (e)
Net Assets	$24		$30	$35	$63		$86
Units Outstanding	2		2	2	4		4
Variable Accumulation Unit Value	$14.70		$17.84	$17.32	$14.78		$20.26
Total Return	(17.6%	)	3.0%	17.2%	(27.0%	)	3.0%
Investment Income Ratio	3.2%		3.1%	5.2%	1.5%		0.5%
Series VI Policies (f)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VII Policies (g)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VIII Policies (h)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series IX Policies (i)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Large Cap Growth—Initial Class							MainStay VP Mid Cap Core—Initial Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$31,724		$37,634	$37,987	$29,821		$56,461	$40,129		$49,459	$49,084	$19,107		$44,024
2,165		2,526	2,923	3,167		3,618	2,583		3,044	3,684	1,936		2,539
$14.65		$14.90	$13.01	$9.42		$15.61	$15.55		$16.26	$13.33	$9.87		$17.34
(1.7%	)	14.6%	38.1%	(39.7%	)	19.7%	(4.3%	)	21.9%	35.0%	(43.0%	)	3.6%
—		—	—	0.1%		—	0.8%		0.3%	0.5%	0.3%		0.4%

$261		$351	$295	$193		$391	$231		$277	$227	$174		$355
32		43	41	37		44	14		16	16	16		19
$8.10		$8.25	$7.21	$5.23		$8.68	$16.58		$17.36	$14.26	$10.58		$18.60
(1.8%	)	14.4%	37.9%	(39.7%	)	19.5%	(4.5%	)	21.7%	34.8%	(43.1%	)	3.4%
—		—	—	0.1%		—	0.8%		0.4%	0.4%	0.3%		0.3%

$6,382		$7,629	$8,902	$6,856		$12,304	$15,291		$20,082	$20,507	$8,230		$18,072
926		1,086	1,450	1,542		1,654	963		1,207	1,500	810		1,012
$6.89		$7.02	$6.14	$4.46		$7.40	$15.89		$16.64	$13.67	$10.15		$17.85
(1.8%	)	14.3%	37.8%	(39.8%	)	19.4%	(4.5%	)	21.7%	34.8%	(43.2%	)	3.4%
—		—	—	0.1%		—	0.8%		0.3%	0.5%	0.3%		0.4%

$2,702		$3,183	$2,848	$2,422		$3,646	$6,686		$8,660	$9,019	$3,439		$7,041
230		267	276	322		292	426		527	666	344		401
$11.69		$11.89	$10.39	$7.52		$12.48	$15.71		$16.43	$13.48	$9.99		$17.55
(1.7%	)	14.5%	38.0%	(39.7%	)	19.6%	(4.4%	)	21.9%	35.0%	(43.1%	)	3.5%
—		—	—	0.1%		—	0.8%		0.3%	0.5%	0.3%		0.4%

$56		$79	$70	$172		$260	$38		$39	$32	$14		$26
4		6	6	19		17	2		2	2	1		1
$13.72		$14.02	$12.29	$8.94		$14.88	$18.04		$18.94	$15.61	$11.61		$20.48
(2.1%	)	14.1%	37.5%	(39.9%	)	19.1%	(4.8%	)	21.4%	34.4%	(43.3%	)	3.1%
—		—	—	0.1%		—	0.9%		0.4%	0.5%	0.3%		0.4%

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP S&P 500 Index—Initial Class
	2011	2010	2009	2008		2007

Series I Policies (a)
Net Assets	$155,587	$179,951	$188,528	$173,449		$356,727
Units Outstanding	6,423	7,461	8,848	10,145		12,943
Variable Accumulation Unit Value	$24.23	$24.13	$21.33	$17.13		$27.58
Total Return	0.4%	13.1%	24.5%	(37.9%	)	3.8%
Investment Income Ratio	1.6%	1.7%	2.8%	2.1%		1.5%
Series II Policies (b)
Net Assets	$559	$557	$574	$592		$964
Units Outstanding	62	61	72	92		93
Variable Accumulation Unit Value	$9.08	$9.06	$8.02	$6.45		$10.40
Total Return	0.3%	13.0%	24.3%	(38.0%	)	3.6%
Investment Income Ratio	1.7%	1.7%	2.9%	2.3%		1.5%
Series III Policies (c)
Net Assets	$22,681	$29,162	$31,778	$30,579		$57,128
Units Outstanding	2,578	3,323	4,093	4,880		5,662
Variable Accumulation Unit Value	$8.80	$8.78	$7.78	$6.26		$10.10
Total Return	0.2%	12.9%	24.3%	(38.0%	)	3.6%
Investment Income Ratio	1.6%	1.7%	2.8%	2.2%		1.5%
Series IV Policies (d)
Net Assets	$9,306	$11,639	$12,245	$11,024		$20,632
Units Outstanding	771	969	1,152	1,292		1,500
Variable Accumulation Unit Value	$12.06	$12.02	$10.63	$8.54		$13.76
Total Return	0.4%	13.1%	24.4%	(37.9%	)	3.7%
Investment Income Ratio	1.5%	1.7%	2.8%	2.2%		1.6%
Series V Policies (e)
Net Assets	$35	$53	$81	$87		$190
Units Outstanding	2	4	7	9		12
Variable Accumulation Unit Value	$13.96	$13.96	$12.40	$10.00		$16.18
Total Return	—	12.6%	23.9%	(38.2%	)	3.3%
Investment Income Ratio	1.5%	1.6%	2.8%	2.1%		1.6%
Series VI Policies (f)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Series VII Policies (g)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Series VIII Policies (h)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Series IX Policies (i)
Net Assets	$—	$—	$—	$—		$—
Units Outstanding	—	—	—	—		—
Variable Accumulation Unit Value	$—	$—	$—	$—		$—
Total Return	—	—	—	—		—
Investment Income Ratio	—	—	—	—		—
Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MainStay VP U.S. Small Cap—Initial Class							Alger Small Cap Growth— Class I-2 Shares
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$17,672		$22,449	$21,964	$7,469		$18,278	$24,769		$30,483	$29,725	$24,555		$60,436
1,449		1,768	2,129	1,006		1,275	1,777		2,088	2,517	2,981		3,861
$12.20		$12.72	$10.32	$7.42		$14.26	$13.94		$14.60	$11.82	$8.24		$15.64
(4.1%	)	23.3%	39.1%	(48.0%	)	34.2%	(4.5%	)	23.6%	43.5%	(47.3%	)	15.6%
0.8%		0.1%	—	—		—	—		—	—	—		—

$181		$212	$255	$105		$212	$171		$191	$218	$188		$379
16		18	26	15		15	18		19	27	33		35
$11.55		$12.06	$9.80	$7.06		$13.58	$9.65		$10.12	$8.21	$5.73		$10.89
(4.2%	)	23.1%	38.9%	(48.0%	)	34.0%	(4.7%	)	23.4%	43.3%	(47.4%	)	15.4%
0.8%		0.1%	—	—		—	—		—	—	—		—

$6,982		$10,453	$10,506	$3,648		$8,932	$4,394		$6,152	$6,379	$5,512		$13,722
604		866	1,074	518		656	493		658	841	1,044		1,361
$11.56		$12.08	$9.82	$7.07		$13.62	$8.91		$9.36	$7.59	$5.30		$10.08
(4.3%	)	23.0%	38.8%	(48.1%	)	33.9%	(4.7%	)	23.3%	43.2%	(47.5%	)	15.4%
0.8%		0.1%	—	—		—	—		—	—	—		—

$3,247		$4,052	$4,752	$1,070		$2,147	$1,287		$1,764	$1,848	$1,618		$3,672
210		252	363	114		118	70		91	118	148		179
$15.45		$16.12	$13.08	$9.41		$18.09	$18.48		$19.37	$15.68	$10.94		$20.78
(4.1%	)	23.2%	39.0%	(48.0%	)	34.1%	(4.6%	)	23.5%	43.4%	(47.4%	)	15.6%
0.8%		—	—	—		—	—		—	—	—		—

$26		$27	$23	$77		$164	$35		$51	$45	$32		$77
1		1	1	7		7	2		2	2	3		3
$18.63		$19.52	$15.90	$11.49		$22.17	$21.07		$22.17	$18.02	$12.62		$24.07
(4.5%	)	22.7%	38.4%	(48.2%	)	33.6%	(5.0%	)	23.0%	42.8%	(47.6%	)	15.1%
0.9%		0.1%	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Calvert VP SRI Balanced Portfolio
	2011	2010	2009	2008		2007

Series I Policies (a)
Net Assets	$12,712	$13,576	$13,467	$12,030		$21,345
Units Outstanding	661	727	797	880		1,057
Variable Accumulation Unit Value	$19.23	$18.70	$16.92	$13.69		$20.22
Total Return	2.8%	10.5%	23.6%	(32.3%	)	1.3%
Investment Income Ratio	1.2%	1.4%	2.2%	2.3%		2.2%
Series II Policies (b)
Net Assets	$121	$129	$132	$119		$239
Units Outstanding	12	13	15	17		23
Variable Accumulation Unit Value	$9.92	$9.64	$8.73	$7.08		$10.47
Total Return	3.0%	10.4%	23.4%	(32.4%	)	1.2%
Investment Income Ratio	1.2%	1.4%	2.1%	2.1%		2.3%
Series III Policies (c)
Net Assets	$4,506	$5,096	$5,682	$5,567		$9,243
Units Outstanding	469	546	672	811		911
Variable Accumulation Unit Value	$9.60	$9.33	$8.46	$6.86		$10.15
Total Return	2.9%	10.3%	23.3%	(32.4%	)	1.1%
Investment Income Ratio	1.2%	1.3%	2.0%	2.4%		2.3%
Series IV Policies (d)
Net Assets	$3,714	$4,051	$3,955	$3,371		$5,649
Units Outstanding	298	335	362	381		432
Variable Accumulation Unit Value	$12.46	$12.09	$10.94	$8.86		$13.09
Total Return	3.1%	10.5%	23.5%	(32.3%	)	1.3%
Investment Income Ratio	1.2%	1.4%	2.2%	2.4%		2.4%
Series V Policies (e)
Net Assets	$577	$627	$592	$470		$809
Units Outstanding	44	49	51	50		58
Variable Accumulation Unit Value	$13.13	$12.79	$11.62	$9.45		$14.02
Total Return	2.7%	10.0%	23.0%	(32.6%	)	0.9%
Investment Income Ratio	1.2%	1.4%	2.3%	2.4%		2.5%
Series VI Policies (f)
Net Assets	$2,045	$2,082	$1,869	$1,803		$2,832
Units Outstanding	169	177	175	208		220
Variable Accumulation Unit Value	$12.10	$11.78	$10.69	$8.68		$12.87
Total Return	2.8%	10.2%	23.1%	(32.5%	)	1.0%
Investment Income Ratio	1.3%	1.5%	2.0%	2.5%		2.4%
Series VII Policies (g)
Net Assets	$299	$47	$1	$—		$—
Units Outstanding	26	4	—	—		—
Variable Accumulation Unit Value	$11.41	$11.09	$10.06	$—		$—
Total Return	2.9%	10.3%	0.6%	—		—
Investment Income Ratio	2.7%	7.3%	24.1%	—		—
Series VIII Policies (h)
Net Assets	$1,562	$745	$33	$—		$—
Units Outstanding	135	66	3	—		—
Variable Accumulation Unit Value	$11.56	$11.21	$10.13	$—		$—
Total Return	3.2%	10.6%	1.3%	—		—
Investment Income Ratio	1.5%	4.1%	23.1%	—		—
Series IX Policies (i)
Net Assets	$1,724	$651	$23	$—		$—
Units Outstanding	151	59	2	—		—
Variable Accumulation Unit Value	$11.40	$11.08	$10.05	$—		$—
Total Return	2.9%	10.3%	0.5%	—		—
Investment Income Ratio	1.6%	2.9%	36.3%	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

Dreyfus IP Technology Growth— Initial Shares							Fidelity® VIP Contrafund®— Initial Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$7,333		$10,693	$9,341	$4,887		$11,014	$129,590		$158,349	$162,039	$141,011		$310,382
676		896	1,003	817		1,065	4,975		5,843	6,908	8,044		10,034
$10.85		$11.93	$9.31	$5.99		$10.32	$26.07		$27.12	$23.46	$17.53		$30.93
(9.1%	)	28.1%	55.5%	(42.0%	)	13.1%	(3.9%	)	15.6%	33.8%	(43.3%	)	16.0%
—		—	0.4%	—		—	0.9%		1.2%	1.4%	0.9%		0.9%

$38		$85	$49	$97		$217	$1,063		$1,128	$1,064	$1,023		$2,180
3		6	4	13		17	79		80	87	112		135
$13.07		$14.39	$11.25	$7.25		$12.51	$13.53		$14.10	$12.22	$9.14		$16.15
(9.2%	)	27.9%	55.2%	(42.1%	)	13.0%	(4.0%	)	15.4%	33.6%	(43.4%	)	15.8%
—		—	0.3%	—		—	1.0%		1.2%	1.4%	0.9%		0.9%

$3,977		$6,336	$5,088	$2,692		$5,640	$23,443		$33,068	$35,534	$31,735		$66,442
367		530	544	447		541	1,810		2,449	3,037	3,620		4,290
$10.84		$11.95	$9.34	$6.02		$10.40	$12.96		$13.50	$11.71	$8.77		$15.49
(9.2%	)	27.9%	55.2%	(42.1%	)	12.9%	(4.1%	)	15.4%	33.6%	(43.4%	)	15.7%
—		—	0.4%	—		—	0.9%		1.2%	1.4%	0.9%		0.9%

$1,159		$1,704	$1,454	$865		$1,863	$9,322		$12,252	$13,283	$12,284		$23,041
88		118	129	119		148	605		765	962	1,188		1,261
$13.15		$14.47	$11.30	$7.27		$12.54	$15.38		$16.01	$13.86	$10.36		$18.29
(9.1%	)	28.1%	55.4%	(42.0%	)	13.1%	(3.9%	)	15.5%	33.8%	(43.3%	)	15.9%
—		—	0.4%	—		—	0.9%		1.2%	1.4%	1.0%		1.0%

$134		$134	$93	$48		$69	$203		$225	$286	$229		$518
8		7	6	5		4	11		12	18	19		24
$16.94		$18.71	$14.67	$9.48		$16.42	$17.72		$18.51	$16.09	$12.08		$21.40
(9.5%	)	27.6%	54.8%	(42.3%	)	12.6%	(4.3%	)	15.1%	33.2%	(43.6%	)	15.4%
—		—	0.4%	—		—	1.0%		1.1%	1.4%	1.0%		0.9%

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
$—		$—	$—	$—		$—	$—		$—	$—	$—		$—
—		—	—	—		—	—		—	—	—		—
—		—	—	—		—	—		—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Fidelity® VIP Equity-Income— Initial Class
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$53,100		$63,198	$66,332	$60,955		$143,891
Units Outstanding	2,957		3,504	4,177	4,926		6,579
Variable Accumulation Unit Value	$17.97		$18.04	$15.89	$12.38		$21.89
Total Return	(0.4%	)	13.5%	28.4%	(43.5%	)	0.1%
Investment Income Ratio	2.3%		1.7%	2.2%	2.2%		1.7%
Series II Policies (b)
Net Assets	$295		$319	$362	$374		$903
Units Outstanding	26		27	35	47		64
Variable Accumulation Unit Value	$11.56		$11.63	$10.25	$8.00		$14.17
Total Return	(0.6%	)	13.4%	28.2%	(43.5%	)	—
Investment Income Ratio	2.5%		1.8%	2.2%	2.1%		1.8%
Series III Policies (c)
Net Assets	$12,394		$16,591	$19,333	$18,360		$39,194
Units Outstanding	1,093		1,455	1,921	2,337		2,817
Variable Accumulation Unit Value	$11.34		$11.41	$10.07	$7.86		$13.92
Total Return	(0.6%	)	13.3%	28.1%	(43.6%	)	(0.1%	)
Investment Income Ratio	2.2%		1.6%	2.2%	2.4%		1.7%
Series IV Policies (d)
Net Assets	$3,768		$4,988	$5,278	$4,916		$9,960
Units Outstanding	323		426	511	613		700
Variable Accumulation Unit Value	$11.66		$11.72	$10.33	$8.05		$14.24
Total Return	(0.5%	)	13.5%	28.3%	(43.5%	)	0.1%
Investment Income Ratio	2.2%		1.7%	2.2%	2.4%		1.7%
Series V Policies (e)
Net Assets	$98		$116	$112	$124		$304
Units Outstanding	9		10	11	16		22
Variable Accumulation Unit Value	$11.37		$11.47	$10.15	$7.94		$14.11
Total Return	(0.9%	)	13.0%	27.8%	(43.7%	)	(0.3%	)
Investment Income Ratio	2.4%		1.8%	1.8%	2.1%		1.9%
Series VI Policies (f)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VII Policies (g)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VIII Policies (h)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series IX Policies (i)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

Janus Aspen Balanced Portfolio— Institutional Shares							Janus Aspen Worldwide Portfolio— Institutional Shares
2011		2010	2009	2008		2007	2011		2010	2009	2008			2007

											$

$178,669		$206,940	$226,651	$210,949		$322,937	$57,272		$76,997	$78,681		$65,724		$149,193
6,232		7,232	8,472	9,780		12,429	3,988		4,556	5,317		6,031		7,468
$28.69		$28.62	$26.78	$21.57		$25.99	$14.38		$16.90	$14.80		$10.90		$19.97
0.2%		6.9%	24.1%	(17.0%	)	9.0%	(14.9%	)	14.2%	35.8%		(45.4%	)	8.1%
2.4%		2.8%	3.0%	2.6%		2.5%	0.6%		0.6%	1.4%		1.2%		0.7%

$960		$1,053	$1,119	$1,022		$1,447	$138		$148	$181		$181		$392
65		72	81	92		109	23		21	29		39		46
$14.70		$14.68	$13.76	$11.10		$13.40	$6.06		$7.13	$6.25		$4.61		$8.46
0.1%		6.7%	24.0%	(17.1%	)	8.8%	(15.1%	)	14.1%	35.6%		(45.5%	)	7.9%
2.4%		2.7%	3.0%	2.6%		2.6%	0.6%		0.6%	1.3%		1.2%		0.7%

$27,884		$36,990	$43,909	$42,100		$58,855	$4,791		$7,163	$8,433		$7,222		$15,136
2,024		2,686	3,400	4,039		4,677	865		1,098	1,473		1,713		1,951
$13.78		$13.78	$12.91	$10.42		$12.59	$5.54		$6.52	$5.72		$4.22		$7.76
—		6.7%	23.9%	(17.2%	)	8.8%	(15.1%	)	14.0%	35.5%		(45.5%	)	7.9%
2.3%		2.7%	3.0%	2.6%		2.5%	0.5%		0.6%	1.4%		1.2%		0.7%

$12,770		$16,832	$16,264	$13,714		$18,624	$2,164		$2,981	$3,288		$2,701		$5,875
829		1,095	1,133	1,182		1,332	233		273	344		384		455
$15.40		$15.37	$14.39	$11.60		$13.98	$9.27		$10.91	$9.55		$7.04		$12.91
0.2%		6.8%	24.1%	(17.1%	)	8.9%	(15.0%	)	14.2%	35.7%		(45.5%	)	8.0%
2.2%		2.8%	3.0%	2.6%		2.5%	0.6%		0.6%	1.4%		1.2%		0.8%

$129		$160	$205	$194		$323	$23		$29	$31		$40		$92
8		10	14	16		23	2		2	3		5		6
$15.47		$15.50	$14.57	$11.79		$14.27	$11.44		$13.50	$11.88		$8.79		$16.17
(0.2%	)	6.4%	23.6%	(17.4%	)	8.5%	(15.3%	)	13.7%	35.2%		(45.7%	)	7.6%
2.2%		2.8%	3.0%	2.5%		2.3%	0.6%		0.6%	1.3%		1.2%		0.7%

$—		$—	$—	$—		$—	$—		$—	$—		$—		$—
—		—	—	—		—	—		—	—		—		—
$—		$—	$—	$—		$—	$—		$—	$—		$—		$—
—		—	—	—		—	—		—	—		—		—
—		—	—	—		—	—		—	—		—		—

$—		$—	$—	$—		$—	$—		$—	$—		$—		$—
—		—	—	—		—	—		—	—		—		—
$—		$—	$—	$—		$—	$—		$—	$—		$—		$—
—		—	—	—		—	—		—	—		—		—
—		—	—	—		—	—		—	—		—		—

$—		$—	$—	$—		$—	$—		$—	$—		$—		$—
—		—	—	—		—	—		—	—		—		—
$—		$—	$—	$—		$—	$—		$—	$—		$—		$—
—		—	—	—		—	—		—	—		—		—
—		—	—	—		—	—		—	—		—		—

$—		$—	$—	$—		$—	$—		$—	$—		$—		$—
—		—	—	—		—	—		—	—		—		—
$—		$—	$—	$—		$—	$—		$—	$—		$—		$—
—		—	—	—		—	—		—	—		—		—
—		—	—	—		—	—		—	—		—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MFS® Investors Trust Series— Initial Class
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$6,366		$7,974	$8,865	$8,312		$16,463
Units Outstanding	608		735	897	1,050		1,374
Variable Accumulation Unit Value	$10.46		$10.84	$9.90	$7.91		$11.99
Total Return	(3.5%	)	9.6%	25.1%	(34.0%	)	8.7%
Investment Income Ratio	0.9%		1.2%	1.7%	0.9%		0.9%
Series II Policies (b)
Net Assets	$169		$188	$178	$174		$272
Units Outstanding	18		20	20	25		26
Variable Accumulation Unit Value	$9.17		$9.52	$8.70	$6.96		$10.57
Total Return	(3.7%	)	9.4%	24.9%	(34.1%	)	8.6%
Investment Income Ratio	0.9%		1.2%	1.6%	0.8%		0.9%
Series III Policies (c)
Net Assets	$1,568		$2,027	$2,736	$3,113		$5,209
Units Outstanding	174		217	320	456		502
Variable Accumulation Unit Value	$8.98		$9.33	$8.53	$6.83		$10.37
Total Return	(3.7%	)	9.3%	24.9%	(34.1%	)	8.5%
Investment Income Ratio	0.9%		1.3%	1.8%	0.8%		0.8%
Series IV Policies (d)
Net Assets	$576		$680	$772	$778		$1,283
Units Outstanding	48		55	68	86		93
Variable Accumulation Unit Value	$11.99		$12.43	$11.35	$9.08		$13.76
Total Return	(3.6%	)	9.5%	25.1%	(34.0%	)	8.7%
Investment Income Ratio	0.8%		1.2%	1.7%	0.8%		0.8%
Series V Policies (e)
Net Assets	$12		$13	$13	$45		$72
Units Outstanding	1		1	1	4		4
Variable Accumulation Unit Value	$14.75		$15.36	$14.08	$11.30		$17.21
Total Return	(4.0%	)	9.1%	24.6%	(34.3%	)	8.2%
Investment Income Ratio	0.9%		1.2%	2.1%	0.8%		0.8%
Series VI Policies (f)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VII Policies (g)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VIII Policies (h)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series IX Policies (i)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MFS® Research Series—Initial Class							MFS® Utilities Series—Initial Class
2011		2010	2009	2008		2007	2011	2010	2009	2008		2007

$8,613		$10,341	$10,815	$9,961		$20,040	$1,325	$1,193	$1,299	$1,234		$2,435
725		855	1,022	1,211		1,536	64	61	74	92		112
$11.88		$12.10	$10.59	$8.22		$13.05	$20.76	$19.71	$17.57	$13.37		$21.76
(1.8%	)	14.3%	28.7%	(37.0%	)	11.6%	5.3%	12.2%	31.4%	(38.5%	)	26.1%
0.8%		0.9%	1.5%	0.5%		0.7%	3.3%	3.3%	4.9%	1.5%		0.9%

$131		$137	$122	$99		$181	$51	$25	$23	$46		$85
16		16	16	17		20	2	1	1	3		3
$8.32		$8.49	$7.44	$5.79		$9.20	$24.17	$22.99	$20.51	$15.64		$25.48
(2.0%	)	14.1%	28.5%	(37.1%	)	11.5%	5.1%	12.1%	31.2%	(38.6%	)	25.9%
0.9%		0.9%	1.4%	0.5%		0.7%	3.3%	3.2%	4.0%	1.5%		0.5%

$1,669		$2,275	$2,789	$2,573		$5,125	$1,457	$1,265	$1,872	$1,890		$3,574
210		281	393	468		583	76	69	115	152		176
$7.93		$8.10	$7.10	$5.53		$8.79	$19.24	$18.31	$16.35	$12.47		$20.33
(2.0%	)	14.1%	28.5%	(37.1%	)	11.4%	5.1%	12.0%	31.1%	(38.7%	)	25.9%
0.7%		0.9%	1.5%	0.5%		0.7%	3.3%	3.3%	5.1%	1.5%		1.0%

$502		$554	$713	$648		$1,094	$55	$63	$80	$104		$178
39		42	62	72		77	2	2	3	5		5
$12.98		$13.23	$11.58	$9.00		$14.29	$31.31	$29.74	$26.52	$20.20		$32.88
(1.9%	)	14.2%	28.7%	(37.0%	)	11.6%	5.3%	12.2%	31.3%	(38.6%	)	26.1%
0.8%		0.9%	1.5%	0.5%		0.7%	2.5%	3.3%	5.5%	1.5%		1.0%

$9		$8	$6	$4		$6	$30	$29	$27	$22		$65
1		1	—	—		—	1	1	1	1		2
$15.33		$15.68	$13.78	$10.76		$17.14	$27.17	$25.91	$23.19	$17.74		28.99
(2.3%	)	13.8%	28.2%	(37.3%	)	11.1%	4.8%	11.7%	30.8%	(38.8%	)	$25.6%
0.8%		0.9%	1.4%	0.5%		0.6%	3.1%	3.2%	4.9%	1.5%		0.9%

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
$—		$—	$—	$—		$—	$—	$—	$—	$—		$—
—		—	—	—		—	—	—	—	—		—
—		—	—	—		—	—	—	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Neuberger Berman AMT Mid-Cap Growth Portfolio—Class I
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$843		$1,201	$1,085	$1,185		$3,160
Units Outstanding	62		87	100	142		212
Variable Accumulation Unit Value	$13.63		$13.76	$10.81	$8.33		$14.92
Total Return	(0.9%	)	27.3%	29.8%	(44.2%	)	20.8%
Investment Income Ratio	—		—	—	—		—
Series II Policies (b)
Net Assets	$6		$13	$11	$18		$43
Units Outstanding	—		1	1	2		3
Variable Accumulation Unit Value	$13.90		$14.05	$11.05	$8.53		$15.29
Total Return	(1.1%	)	27.1%	29.6%	(44.2%	)	20.6%
Investment Income Ratio	—		—	—	—		—
Series III Policies (c)
Net Assets	$979		$1,446	$1,522	$1,441		$3,264
Units Outstanding	70		103	137	168		213
Variable Accumulation Unit Value	$13.92		$14.08	$11.08	$8.56		$15.36
Total Return	(1.1%	)	27.0%	29.5%	(44.3%	)	20.6%
Investment Income Ratio	—		—	—	—		—
Series IV Policies (d)
Net Assets	$253		$347	$341	$352		$768
Units Outstanding	13		18	22	29		36
Variable Accumulation Unit Value	$19.56		$19.75	$15.52	$11.97		$21.44
Total Return	(1.0%	)	27.2%	29.7%	(44.2%	)	20.8%
Investment Income Ratio	—		—	—	—		—
Series V Policies (e)
Net Assets	$27		$28	$23	$34		$65
Units Outstanding	1		2	2	3		3
Variable Accumulation Unit Value	$18.35		$18.61	$14.68	$11.37		$20.45
Total Return	(1.4%	)	26.7%	29.2%	(44.4%	)	20.3%
Investment Income Ratio	—		—	—	—		—
Series VI Policies (f)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VII Policies (g)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VIII Policies (h)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series IX Policies (i)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

Royce Micro-Cap Portfolio— Investment Class							Royce Small-Cap Portfolio— Investment Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$24,561		$28,224	$19,842	$11,402		$20,156	$19,101		$20,251	$16,103	$11,583		$13,289
1,727		1,697	1,531	1,370		1,353	1,442		1,448	1,370	1,312		1,078
$14.22		$16.63	$12.97	$8.32		$14.88	$13.24		$13.97	$11.75	$8.81		$12.27
(14.5%	)	28.2%	55.8%	(44.1%	)	2.5%	(5.2%	)	18.8%	33.3%	(28.2%	)	(3.5%	)
2.4%		2.0%	—	2.7%		1.5%	0.3%		0.1%	—	0.7%		0.1%

$1,423		$1,872	$1,616	$939		$1,311	$1,710		$2,017	$1,833	$1,466		$1,355
99		112	124	112		88	137		154	166	176		116
$14.41		$16.65	$13.01	$8.36		$14.97	$12.49		$13.11	$11.05	$8.30		$11.58
(13.5%	)	28.0%	55.6%	(44.1%	)	2.4%	(4.8%	)	18.7%	33.1%	(28.3%	)	(3.6%	)
2.3%		1.9%	—	2.9%		1.7%	0.3%		0.1%	—	0.8%		0.1%

$12,814		$16,690	$13,265	$6,950		$12,085	$8,796		$10,516	$8,806	$7,412		$8,700
909		1,025	1,040	848		822	690		785	778	868		734
$14.10		$16.30	$12.74	$8.19		$14.67	$12.76		$13.40	$11.30	$8.49		$11.85
(13.5%	)	27.9%	55.5%	(44.2%	)	2.3%	(4.8%	)	18.6%	33.1%	(28.3%	)	(3.7%	)
2.2%		2.0%	—	2.7%		1.5%	0.3%		0.1%	—	0.7%		0.1%

$17,736		$23,679	$18,639	$12,326		$19,048	$16,180		$18,724	$16,770	$10,845		$12,085
1,267		1,466	1,477	1,515		1,311	1,238		1,369	1,455	1,250		999
$14.00		$16.16	$12.62	$8.10		$14.49	$13.05		$13.69	$11.53	$8.65		$12.05
(13.4%	)	28.1%	55.8%	(44.1%	)	2.5%	(4.7%	)	18.8%	33.3%	(28.2%	)	(3.5%	)
2.2%		1.9%	—	2.9%		1.7%	0.3%		0.1%	—	0.7%		0.1%

$580		$1,126	$1,129	$659		$1,124	$592		$795	$834	$467		$467
43		72	95	84		79	49		66	77	57		40
$13.47		$15.61	$12.24	$7.89		$14.16	$12.15		$12.79	$10.81	$8.15		$11.40
(13.7%	)	27.6%	55.1%	(44.3%	)	2.1%	(5.1%	)	18.3%	32.7%	(28.5%	)	(3.9%	)
1.9%		1.8%	—	3.0%		1.9%	0.3%		0.1%	—	0.8%		0.1%

$12,133		$15,241	$12,155	$6,552		$9,540	$8,460		$9,990	$8,549	$6,314		$6,950
872		946	965	806		654	665		746	756	742		582
$13.91		$16.11	$12.61	$8.12		$14.57	$12.71		$13.37	$11.29	$8.50		$11.88
(13.6%	)	27.7%	55.3%	(44.3%	)	2.2%	(5.0%	)	18.4%	32.9%	(28.4%	)	(3.8%	)
2.3%		1.9%	—	3.0%		1.6%	0.3%		0.1%	—	0.7%		0.1%

$1,197		$694	$105	$—		$—	$1,418		$994	$91	$—		$—
91		45	9	—		—	114		77	7	—		—
$13.12		$15.17	$11.87	$—		$—	$12.39		$13.03	$10.99	$—		$—
(13.5%	)	27.8%	18.7%	—		—	(4.9%	)	18.6%	9.9%	—		—
2.8%		3.3%	—	—		—	0.4%		0.2%	—	—		—

$4,092		$2,800	$571	$—		$—	$2,658		$2,014	$606	$—		$—
308		181	47	—		—	208		149	53	—		—
$13.32		$15.36	$11.98	$—		$—	$12.77		$13.38	$11.26	$—		$—
(13.3%	)	28.2%	19.8%	—		—	(4.6%	)	18.9%	12.6%	—		—
2.9%		2.7%	—	—		—	0.4%		0.2%	—	—		—

$3,255		$2,508	$413	$—		$—	$2,681		$1,856	$247	$—		$—
246		163	32	—		—	210		138	21	—		—
$13.19		$15.25	$11.93	$—		$—	$12.79		$13.44	$11.34	$—		$—
(13.5%	)	27.8%	19.3%	—		—	(4.9%	)	18.6%	13.4%	—		—
2.7%		2.9%	—	—		—	0.4%		0.2%	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	T. Rowe Price Equity Income Portfolio
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$47,621		$56,834	$59,175	$57,922		$124,889
Units Outstanding	3,235		3,782	4,466	5,412		7,348
Variable Accumulation Unit Value	$14.72		$15.04	$13.26	$10.70		$16.99
Total Return	(2.1%	)	13.4%	23.9%	(37.0%	)	1.8%
Investment Income Ratio	1.7%		1.9%	2.0%	2.3%		1.7%
Series II Policies (b)
Net Assets	$563		$611	$630	$747		$1,615
Units Outstanding	41		43	50	74		101
Variable Accumulation Unit Value	$13.89		$14.21	$12.55	$10.15		$16.13
Total Return	(2.2%	)	13.3%	23.7%	(37.1%	)	1.7%
Investment Income Ratio	1.7%		1.9%	1.9%	2.3%		1.7%
Series III Policies (c)
Net Assets	$17,084		$24,146	$26,636	$26,768		$51,770
Units Outstanding	1,262		1,742	2,174	2,695		3,284
Variable Accumulation Unit Value	$13.55		$13.87	$12.25	$9.91		$15.76
Total Return	(2.3%	)	13.2%	23.6%	(37.1%	)	1.6%
Investment Income Ratio	1.6%		1.9%	2.0%	2.3%		1.7%
Series IV Policies (d)
Net Assets	$5,824		$7,095	$7,980	$8,824		$15,378
Units Outstanding	479		571	727	997		1,093
Variable Accumulation Unit Value	$12.17		$12.44	$10.97	$8.86		$14.07
Total Return	(2.1%	)	13.4%	23.8%	(37.0%	)	1.8%
Investment Income Ratio	1.7%		1.9%	2.0%	2.3%		1.7%
Series V Policies (e)
Net Assets	$88		$125	$120	$116		$266
Units Outstanding	7		10	11	13		19
Variable Accumulation Unit Value	$12.01		$12.32	$10.91	$8.85		$14.11
Total Return	(2.5%	)	12.9%	23.3%	(37.3%	)	1.4%
Investment Income Ratio	1.6%		1.9%	2.0%	2.2%		1.5%
Series VI Policies (f)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VII Policies (g)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series VIII Policies (h)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—
Series IX Policies (i)
Net Assets	$—		$—	$—	$—		$—
Units Outstanding	—		—	—	—		—
Variable Accumulation Unit Value	$—		$—	$—	$—		$—
Total Return	—		—	—	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

UIF Emerging Markets Equity Portfolio—Class I							Van Eck VIP Global Hard Assets
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$30,984		$49,170	$50,119	$30,376		$91,476	$108,632		$142,310	$113,488	$71,238		$144,461
1,452		1,859	2,226	2,260		2,910	3,167		3,306	3,361	3,276		3,524
$21.28		$26.39	$22.48	$13.42		$31.39	$34.31		$43.04	$33.77	$21.74		$40.93
(19.4%	)	17.4%	67.5%	(57.2%	)	38.5%	(20.3%	)	27.4%	55.3%	(46.9%	)	43.3%
0.4%		0.6%	—	—		0.4%	1.2%		0.4%	0.2%	0.3%		0.1%

$293		$386	$287	$188		$436	$6,327		$9,092	$8,115	$4,795		$8,507
19		20	18	20		19	182		216	244	224		209
$15.20		$18.87	$16.10	$9.63		$22.55	$34.77		$42.26	$33.21	$21.41		$40.36
(19.5%	)	17.2%	67.2%	(57.3%	)	38.3%	(17.7%	)	27.2%	55.1%	(47.0%	)	43.1%
0.4%		0.6%	—	—		0.5%	1.2%		0.4%	0.2%	0.3%		0.1%

$8,125		$14,423	$16,033	$8,846		$27,213	$62,241		$92,890	$82,996	$52,615		$105,879
462		661	860	794		1,041	1,774		2,177	2,476	2,432		2,593
$17.57		$21.83	$18.64	$11.15		$26.12	$35.09		$42.68	$33.55	$21.64		$40.82
(19.5%	)	17.1%	67.1%	(57.3%	)	38.2%	(17.8%	)	27.2%	55.0%	(47.0%	)	43.1%
0.4%		0.6%	—	—		0.4%	1.2%		0.4%	0.2%	0.3%		0.1%

$2,705		$4,966	$4,497	$2,526		$7,541	$67,364		$96,588	$80,378	$46,031		$89,912
115		170	180	170		217	2,015		2,380	2,521	2,239		2,324
$23.55		$29.22	$24.90	$14.88		$34.80	$33.44		$40.61	$31.88	$20.53		$38.67
(19.4%	)	17.3%	67.4%	(57.3%	)	38.4%	(17.7%	)	27.4%	55.3%	(46.9%	)	43.3%
0.4%		0.7%	—	—		0.4%	1.2%		0.4%	0.2%	0.3%		0.1%

$31		$69	$50	$87		$260	$2,815		$4,565	$3,963	$3,019		$4,747
1		2	2	5		6	69		91	103	119		99
$29.35		$36.56	$31.29	$18.77		$44.08	$41.00		$49.98	$39.40	$25.48		$48.17
(19.7%	)	16.8%	66.7%	(57.4%	)	37.9%	(18.0%	)	26.9%	54.6%	(47.1%	)	42.7%
0.3%		0.4%	—	—		0.3%	1.3%		0.4%	0.3%	0.3%		0.1%

$—		$—	$—	$—		$—	$48,172		$63,667	$59,328	$37,764		$71,046
—		—	—	—		—	1,325		1,436	1,700	1,673		1,667
$—		$—	$—	$—		$—	$36.37		$44.30	$34.89	$22.54		$42.57
—		—	—	—		—	(17.9%	)	27.0%	54.8%	(47.1%	)	42.8%
—		—	—	—		—	1.2%		0.4%	0.2%	0.3%		0.1%

$—		$—	$—	$—		$—	$3,445		$2,255	$306	$—		$—
—		—	—	—		—	272		146	26	—		—
$—		$—	$—	$—		$—	$12.66		$15.41	$12.12	$—		$—
—		—	—	—		—	(17.8%	)	27.1%	21.2%	—		—
—		—	—	—		—	0.7%		0.1%	—	—		—

$—		$—	$—	$—		$—	$8,669		$6,835	$1,315	$—		$—
—		—	—	—		—	736		477	114	—		—
$—		$—	$—	$—		$—	$11.79		$14.30	$11.22	$—		$—
—		—	—	—		—	(17.6%	)	27.5%	12.2%	—		—
—		—	—	—		—	0.9%		0.2%	—	—		—

$—		$—	$—	$—		$—	$7,393		$5,583	$972	$—		$—
—		—	—	—		—	629		387	84	—		—
$—		$—	$—	$—		$—	$11.77		$14.32	$11.26	$—		$—
—		—	—	—		—	(17.8%	)	27.1%	12.6%	—		—
—		—	—	—		—	0.9%		0.2%	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Balanced— Service Class
	2011	2010	2009		2008		2007

Series I Policies (a)
Net Assets	$27,099	$28,124	$26,435		$25,236		$43,180
Units Outstanding	2,331	2,442	2,566		2,966		3,754
Variable Accumulation Unit Value	$11.63	$11.51	$10.30		$8.51		$11.51
Total Return	1.0%	11.8%	21.1%		(26.1%	)	1.1%
Investment Income Ratio	1.3%	1.2%	2.9%		—		2.0%
Series II Policies (b)
Net Assets	$2,096	$2,187	$2,419		$2,067		$3,820
Units Outstanding	182	192	238		245		334
Variable Accumulation Unit Value	$11.49	$11.38	$10.20		$8.44		$11.43
Total Return	1.0%	11.6%	20.9%		(26.2%	)	1.0%
Investment Income Ratio	1.3%	1.1%	3.0%		—		2.2%
Series III Policies (c)
Net Assets	$18,048	$20,460	$20,597		$19,594		$33,230
Units Outstanding	1,571	1,798	2,018		2,317		2,897
Variable Accumulation Unit Value	$11.49	$11.39	$10.21		$8.45		$11.45
Total Return	0.9%	11.5%	20.8%		(26.2%	)	0.9%
Investment Income Ratio	1.3%	1.2%	2.9%		—		2.0%
Series IV Policies (d)
Net Assets	$16,620	$18,944	$20,355		$17,779		$31,073
Units Outstanding	1,432	1,650	1,980		2,093		2,704
Variable Accumulation Unit Value	$11.61	$11.48	$10.28		$8.50		$11.50
Total Return	1.1%	11.7%	21.0%		(26.1%	)	1.1%
Investment Income Ratio	1.3%	1.2%	2.9%		—		2.1%
Series V Policies (e)
Net Assets	$905	$1,182	$1,332		$1,402		$2,238
Units Outstanding	80	118	132		167		196
Variable Accumulation Unit Value	$11.34	$11.26	$10.12		$8.40		$11.41
Total Return	0.7%	11.3%	20.5%		(26.4%	)	0.7%
Investment Income Ratio	1.2%	1.2%	2.7%		—		2.0%
Series VI Policies (f)
Net Assets	$14,061	$15,612	$15,515		$15,288		$23,879
Units Outstanding	1,236	1,383	1,531		1,819		2,093
Variable Accumulation Unit Value	$11.38	$11.29	$10.14		$8.40		$11.41
Total Return	0.8%	11.4%	20.6%		(26.3%	)	0.8%
Investment Income Ratio	1.3%	1.2%	2.8%		—		2.0%
Series VII Policies (g)
Net Assets	$621	$377	$55		$—		$—
Units Outstanding	56	35	5		—		—
Variable Accumulation Unit Value	$11.19	$11.10	$9.95		$—		$—
Total Return	0.9%	11.5%	(0.5%	)	—		—
Investment Income Ratio	1.3%	1.7%	—		—		—
Series VIII Policies (h)
Net Assets	$1,836	$836	$91		$—		$—
Units Outstanding	153	70	9		—		—
Variable Accumulation Unit Value	$12.03	$11.89	$10.64		$—		$—
Total Return	1.2%	11.8%	6.4%		—		—
Investment Income Ratio	1.4%	1.8%	3.6%		—		—
Series IX Policies (i)
Net Assets	$2,977	$1,303	$77		$—		$—
Units Outstanding	247	109	7		—		—
Variable Accumulation Unit Value	$12.01	$11.91	$10.68		$—		$—
Total Return	0.9%	11.5%	6.8%		—		—
Investment Income Ratio	1.5%	2.0%	7.0%		—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Bond— Service Class					MainStay VP Common Stock— Service Class
2011	2010	2009	2008	2007	2011		2010	2009	2008		2007

$33,668	$29,476	$23,996	$20,936	$17,119	$9,079		$9,716	$8,979	$7,340		$11,644
2,544	2,338	1,931	1,868	1,553	699		746	764	752		745
$13.22	$12.61	$11.88	$11.21	$10.99	$13.00		$13.02	$11.75	$9.76		$15.61
4.9%	6.1%	6.0%	2.0%	4.8%	(0.2%	)	10.8%	20.4%	(37.4%	)	3.4%
3.0%	3.2%	4.5%	4.5%	3.8%	1.2%		1.4%	1.8%	1.2%		1.1%

$6,164	$7,039	$6,260	$5,682	$4,131	$627		$777	$849	$729		$1,029
474	572	538	516	373	61		75	91	94		82
$13.00	$12.34	$11.65	$11.01	$10.80	$10.31		$10.34	$9.35	$7.78		$12.45
5.3%	5.9%	5.9%	1.9%	4.6%	(0.2%	)	10.6%	20.2%	(37.5%	)	3.3%
3.0%	3.2%	4.7%	4.0%	5.9%	1.2%		1.4%	1.8%	1.3%		1.3%

$37,250	$39,004	$33,246	$31,436	$27,639	$7,679		$9,071	$9,110	$8,634		$15,905
2,850	3,140	2,833	2,830	2,528	603		711	789	898		1,032
$13.08	$12.43	$11.74	$11.09	$10.90	$12.73		$12.77	$11.55	$9.61		$15.39
5.3%	5.9%	5.8%	1.8%	4.6%	(0.3%	)	10.5%	20.1%	(37.6%	)	3.2%
2.9%	3.1%	4.4%	4.3%	3.7%	1.2%		1.4%	1.7%	1.2%		1.1%

$46,951	$50,267	$42,252	$36,598	$31,506	$11,737		$14,831	$14,569	$12,550		$21,137
3,542	4,000	3,567	3,268	2,865	906		1,143	1,244	1,288		1,358
$13.25	$12.57	$11.85	$11.19	$10.97	$12.95		$12.97	$11.72	$9.74		$15.57
5.4%	6.0%	6.0%	2.0%	4.7%	(0.1%	)	10.7%	20.3%	(37.5%	)	3.4%
2.9%	3.1%	4.6%	4.4%	3.7%	1.2%		1.4%	1.8%	1.2%		1.1%

$3,566	$4,371	$4,523	$4,546	$3,466	$288		$354	$362	$286		$560
280	361	394	418	323	23		28	32	30		37
$12.72	$12.11	$11.47	$10.87	$10.70	$12.46		$12.53	$11.36	$9.48		$15.22
5.0%	5.6%	5.5%	1.6%	4.3%	(0.5%	)	10.3%	19.8%	(37.7%	)	3.0%
3.3%	3.0%	4.4%	4.2%	3.9%	1.2%		1.4%	1.8%	1.2%		1.1%

$30,903	$32,838	$28,216	$24,897	$20,338	$6,831		$8,066	$8,047	$6,925		$12,001
2,394	2,673	2,425	2,265	1,878	541		636	701	723		781
$12.91	$12.28	$11.61	$10.99	$10.81	$12.62		$12.68	$11.49	$9.58		$15.36
5.1%	5.7%	5.6%	1.7%	4.4%	(0.4%	)	10.4%	20.0%	(37.6%	)	3.1%
3.0%	3.1%	4.6%	4.3%	4.0%	1.2%		1.4%	1.8%	1.2%		1.1%

$6,870	$4,020	$528	$—	$—	$180		$102	$53	$—		$—
601	369	52	—	—	15		9	5	—		—
$11.40	$10.84	$10.24	$—	$—	$11.88		$11.92	$10.79	$—		$—
5.2%	5.8%	2.4%	—	—	(0.3%	)	10.5%	7.9%	—		—
3.6%	4.2%	10.2%	—	—	1.4%		1.5%	0.2%	—		—

$11,578	$7,306	$1,449	$—	$—	$344		$304	$94	$—		$—
1,012	673	142	—	—	28		24	8	—		—
$11.44	$10.84	$10.21	$—	$—	$12.41		$12.42	$11.20	$—		$—
5.5%	6.1%	2.1%	—	—	—		10.8%	12.0%	—		—
3.2%	4.1%	5.4%	—	—	1.3%		1.6%	2.6%	—		—

$11,490	$6,366	$726	$—	$—	$304		$154	$27	$—		$—
1,012	588	71	—	—	26		13	3	—		—
$11.34	$10.78	$10.19	$—	$—	$11.83		$11.87	$10.74	$—		$—
5.2%	5.8%	1.9%	—	—	(0.3%	)	10.5%	7.4%	—		—
3.5%	4.5%	10.2%	—	—	1.4%		2.1%	3.2%	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Conservative Allocation— Service Class
	2011	2010	2009	2008		2007

Series I Policies (a)
Net Assets	$73,847	$63,037	$48,267	$35,810		$33,968
Units Outstanding	6,099	5,257	4,445	3,955		3,010
Variable Accumulation Unit Value	$12.12	$11.99	$10.88	$9.05		$11.28
Total Return	1.1%	10.2%	20.2%	(19.7%	)	5.7%
Investment Income Ratio	2.1%	2.5%	3.1%	—		3.3%
Series II Policies (b)
Net Assets	$11,654	$14,018	$12,702	$11,604		$9,873
Units Outstanding	972	1,181	1,178	1,293		879
Variable Accumulation Unit Value	$11.99	$11.87	$10.78	$8.98		$11.21
Total Return	1.1%	10.0%	20.1%	(19.9%	)	5.6%
Investment Income Ratio	1.9%	2.4%	3.0%	—		4.7%
Series III Policies (c)
Net Assets	$44,206	$45,013	$39,275	$28,974		$25,713
Units Outstanding	3,685	3,792	3,638	3,212		2,285
Variable Accumulation Unit Value	$11.99	$11.87	$10.80	$9.00		$11.23
Total Return	1.0%	10.0%	20.0%	(19.9%	)	5.5%
Investment Income Ratio	2.0%	2.4%	3.2%	—		3.6%
Series IV Policies (d)
Net Assets	$47,513	$48,350	$40,044	$27,533		$21,458
Units Outstanding	3,931	4,078	3,711	3,070		1,906
Variable Accumulation Unit Value	$12.02	$11.88	$10.78	$8.97		$11.19
Total Return	1.2%	10.1%	20.2%	(19.8%	)	5.7%
Investment Income Ratio	2.0%	2.4%	3.2%	—		3.6%
Series V Policies (e)
Net Assets	$2,531	$3,225	$3,899	$2,829		$2,745
Units Outstanding	215	276	366	318		246
Variable Accumulation Unit Value	$11.79	$11.70	$10.66	$8.91		$11.15
Total Return	0.8%	9.7%	19.7%	(20.1%	)	5.3%
Investment Income Ratio	2.0%	2.1%	3.1%	—		3.8%
Series VI Policies (f)
Net Assets	$34,392	$36,357	$29,235	$23,266		$23,484
Units Outstanding	2,918	3,112	2,744	2,617		2,114
Variable Accumulation Unit Value	$11.79	$11.68	$10.64	$8.88		$11.10
Total Return	0.9%	9.8%	19.8%	(20.0%	)	5.4%
Investment Income Ratio	1.9%	2.4%	3.0%	—		3.8%
Series VII Policies (g)
Net Assets	$6,855	$3,225	$667	$—		$—
Units Outstanding	581	276	64	—		—
Variable Accumulation Unit Value	$11.80	$11.68	$10.63	$—		$—
Total Return	1.0%	9.9%	6.3%	—		—
Investment Income Ratio	2.3%	3.1%	5.8%	—		—
Series VIII Policies (h)
Net Assets	$13,777	$8,185	$1,803	$—		$—
Units Outstanding	1,157	698	170	—		—
Variable Accumulation Unit Value	$11.87	$11.72	$10.63	$—		$—
Total Return	1.3%	10.2%	6.3%	—		—
Investment Income Ratio	2.1%	3.2%	4.7%	—		—
Series IX Policies (i)
Net Assets	$20,484	$8,604	$1,635	$—		$—
Units Outstanding	1,742	737	155	—		—
Variable Accumulation Unit Value	$11.75	$11.63	$10.58	$—		$—
Total Return	1.0%	9.9%	5.8%	—		—
Investment Income Ratio	2.4%	3.2%	2.5%	—		—
Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Convertible— Service Class							MainStay VP Flexible Bond Opportunities— Service Class		MainStay VP Floating Rate— Service Class
2011		2010	2009	2008		2007	2011		2011	2010	2009	2008		2007

$31,872		$32,172	$24,666	$14,878		$20,596	$2,969		$51,129	$53,937	$50,249	$27,212		$50,519
2,164		2,026	1,830	1,561		1,392	304		4,520	4,790	4,742	3,380		4,749
$14.73		$15.87	$13.69	$9.53		$14.77	$9.76		$11.31	$11.27	$10.59	$8.06		$10.62
(7.2%	)	15.9%	43.7%	(35.5%	)	13.0%	(2.4%	)	0.4%	6.3%	31.4%	(24.1%	)	0.9%
2.2%		2.9%	2.1%	2.1%		2.2%	6.2%		3.9%	3.8%	3.4%	5.1%		6.3%

$5,173		$6,407	$6,164	$3,428		$3,778	$1,746		$10,538	$11,836	$11,436	$5,975		$14,728
399		463	515	411		282	179		935	1,054	1,081	741		1,383
$12.95		$13.85	$11.96	$8.34		$12.94	$9.75		$11.27	$11.23	$10.58	$8.06		$10.63
(6.4%	)	15.8%	43.5%	(35.6%	)	12.8%	(2.5%	)	0.4%	6.2%	31.2%	(24.2%	)	0.7%
2.0%		2.6%	2.2%	2.2%		2.9%	5.6%		3.9%	3.8%	3.4%	5.1%		6.3%

$30,838		$38,481	$34,145	$21,459		$33,759	$1,670		$35,738	$44,584	$43,649	$24,106		$51,296
2,101		2,452	2,517	2,263		2,296	171		3,204	4,001	4,130	3,008		4,851
$14.68		$15.70	$13.57	$9.46		$14.70	$9.74		$11.18	$11.14	$10.50	$8.00		$10.56
(6.5%	)	15.7%	43.4%	(35.6%	)	12.8%	(2.6%	)	0.3%	6.1%	31.1%	(24.2%	)	0.7%
2.0%		2.7%	2.1%	1.9%		2.2%	4.8%		3.9%	3.8%	3.4%	5.1%		6.3%

$42,512		$48,253	$42,161	$27,408		$37,117	$3,574		$47,889	$59,717	$56,842	$26,408		$52,122
2,886		3,069	3,105	2,895		2,529	366		4,254	5,316	5,380	3,283		4,908
$14.73		$15.73	$13.57	$9.45		$14.66	$9.75		$11.29	$11.24	$10.57	$8.05		$10.60
(6.4%	)	15.9%	43.6%	(35.5%	)	12.9%	(2.5%	)	0.5%	6.3%	31.3%	(24.1%	)	0.8%
2.1%		2.7%	2.1%	2.1%		2.2%	6.2%		3.8%	3.8%	3.4%	5.1%		6.3%

$1,950		$2,852	$3,117	$1,662		$2,407	$—		$2,912	$3,107	$3,801	$2,192		$3,333
137		190	236	180		167	—		260	278	366	271		312
$14.23		$15.26	$13.22	$9.24		$14.39	$—		$11.20	$11.19	$10.57	$8.08		$10.69
(6.7%	)	15.4%	43.0%	(35.8%	)	12.5%	—		0.1%	5.9%	30.8%	(24.4%	)	0.4%
1.8%		2.7%	2.2%	2.1%		2.2%	—		3.9%	3.8%	3.4%	5.1%		6.3%

$33,666		$38,122	$34,086	$18,413		$25,017	$1,624		$32,052	$36,261	$34,345	$17,376		$33,142
2,359		2,496	2,571	1,993		1,738	166		2,915	3,267	3,276	2,180		3,133
$14.26		$15.28	$13.22	$9.23		$14.37	$9.73		$11.12	$11.10	$10.48	$8.00		$10.58
(6.6%	)	15.5%	43.2%	(35.7%	)	12.6%	(2.7%	)	0.2%	6.0%	30.9%	(24.3%	)	0.5%
2.1%		2.7%	2.2%	2.1%		2.2%	5.0%		3.9%	3.8%	3.4%	5.1%		6.3%

$3,684		$2,530	$432	$—		$—	$1,090		$6,645	$5,326	$1,195	$—		$—
301		194	39	—		—	112		604	484	116	—		—
$12.20		$13.06	$11.29	$—		$—	$9.74		$10.99	$10.96	$10.33	$—		$—
(6.5%	)	15.6%	12.9%	—		—	(2.6%	)	0.3%	6.1%	3.3%	—		—
2.4%		3.8%	3.5%	—		—	7.9%		3.9%	3.8%	3.5%	—		—

$9,057		$5,944	$1,123	$—		$—	$2,546		$10,719	$8,010	$1,783	$—		$—
741		454	98	—		—	261		966	725	170	—		—
$12.23		$13.05	$11.25	$—		$—	$9.76		$11.10	$11.03	$10.37	$—		$—
(6.3%	)	16.0%	12.5%	—		—	(2.4%	)	0.6%	6.4%	3.7%	—		—
2.5%		3.7%	4.0%	—		—	8.5%		3.7%	3.8%	3.5%	—		—

$8,814		$5,274	$878	$—		$—	$1,345		$11,894	$6,125	$763	$—		$—
708		398	73	—		—	130		1,085	560	74	—		—
$12.35		$13.22	$11.43	$—		$—	$9.74		$10.97	$10.94	$10.31	$—		$—
(6.5%	)	15.6%	14.3%	—		—	(2.6%	)	0.3%	6.1%	3.1%	—		—
2.5%		3.7%	3.4%	—		—	7.9%		3.8%	3.8%	3.5%	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Government— Service Class
	2011	2010	2009		2008	2007

Series I Policies (a)
Net Assets	$27,427	$25,310	$21,711		$25,835	$12,747
Units Outstanding	2,203	2,112	1,877		2,232	1,190
Variable Accumulation Unit Value	$12.44	$11.98	$11.56		$11.57	$10.71
Total Return	3.8%	3.6%	0.0%		8.0%	4.9%
Investment Income Ratio	3.2%	3.1%	3.2%		3.7%	5.0%
Series II Policies (b)
Net Assets	$4,874	$6,166	$5,917		$7,458	$2,056
Units Outstanding	390	515	511		644	177
Variable Accumulation Unit Value	$12.49	$12.00	$11.60		$11.62	$10.78
Total Return	4.1%	3.5%	(0.2%	)	7.8%	4.8%
Investment Income Ratio	3.0%	2.9%	3.3%		3.9%	6.7%
Series III Policies (c)
Net Assets	$23,704	$26,704	$26,121		$38,534	$18,224
Units Outstanding	1,941	2,274	2,299		3,324	1,723
Variable Accumulation Unit Value	$12.23	$11.75	$11.36		$11.39	$10.57
Total Return	4.0%	3.4%	(0.2%	)	7.8%	4.7%
Investment Income Ratio	3.0%	3.1%	3.0%		3.6%	4.9%
Series IV Policies (d)
Net Assets	$31,271	$37,270	$33,769		$38,114	$19,355
Units Outstanding	2,511	3,122	2,926		3,298	1,804
Variable Accumulation Unit Value	$12.45	$11.95	$11.54		$11.55	$10.70
Total Return	4.2%	3.6%	(0.1%	)	8.0%	4.9%
Investment Income Ratio	2.9%	3.0%	3.4%		3.5%	4.8%
Series V Policies (e)
Net Assets	$1,703	$1,670	$2,331		$2,585	$2,733
Units Outstanding	141	144	207		229	260
Variable Accumulation Unit Value	$12.04	$11.60	$11.24		$11.30	$10.51
Total Return	3.8%	3.2%	(0.5%	)	7.5%	4.5%
Investment Income Ratio	3.3%	2.7%	3.2%		2.8%	5.6%
Series VI Policies (f)
Net Assets	$17,509	$19,669	$18,690		$28,327	$13,450
Units Outstanding	1,445	1,685	1,654		2,486	1,276
Variable Accumulation Unit Value	$12.12	$11.67	$11.30		$11.34	$10.54
Total Return	3.9%	3.3%	(0.4%	)	7.6%	4.6%
Investment Income Ratio	3.0%	3.1%	3.0%		3.6%	5.2%
Series VII Policies (g)
Net Assets	$4,170	$2,924	$484		$—	$—
Units Outstanding	388	284	48		—	—
Variable Accumulation Unit Value	$10.73	$10.32	$9.99		$—	$—
Total Return	4.0%	3.4%	(0.1%	)	—	—
Investment Income Ratio	3.9%	4.0%	7.4%		—	—
Series VIII Policies (h)
Net Assets	$5,077	$3,665	$507		$—	$—
Units Outstanding	466	350	50		—	—
Variable Accumulation Unit Value	$10.89	$10.44	$10.07		$—	$—
Total Return	4.3%	3.7%	0.7%		—	—
Investment Income Ratio	3.1%	4.3%	7.0%		—	—
Series IX Policies (i)
Net Assets	$6,078	$3,566	$294		$—	$—
Units Outstanding	563	344	27		—	—
Variable Accumulation Unit Value	$10.79	$10.38	$10.04		$—	$—
Total Return	4.0%	3.4%	0.4%		—	—
Investment Income Ratio	3.3%	4.1%	7.4%		—	—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Growth Allocation— Service Class							MainStay VP Growth Equity— Service Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$37,185		$40,004	$34,388	$24,802		$31,812	$9,655		$10,083	$9,103	$6,991		$12,301
3,692		3,799	3,697	3,357		2,631	824		824	830	841		888
$10.07		$10.53	$9.30	$7.39		$12.03	$11.73		$12.11	$10.97	$8.31		$13.83
(4.3%	)	13.2%	25.9%	(38.6%	)	8.6%	(3.1%	)	10.4%	32.0%	(39.9%	)	10.6%
0.7%		1.0%	2.2%	0.6%		1.2%	0.2%		0.3%	0.3%	0.3%		—

$1,494		$1,764	$1,613	$1,082		$1,602	$514		$630	$587	$428		$601
154		174	180	151		138	49		58	60	57		48
$9.69		$10.14	$8.97	$7.13		$11.64	$10.50		$10.84	$9.83	$7.46		$12.43
(4.4%	)	13.0%	25.8%	(38.7%	)	8.4%	(3.1%	)	10.2%	31.8%	(40.0%	)	10.4%
0.7%		1.0%	2.3%	0.5%		1.4%	0.2%		0.3%	0.3%	0.3%		—

$12,534		$14,754	$13,645	$10,577		$16,106	$7,959		$9,747	$9,667	$8,278		$16,119
1,283		1,443	1,507	1,468		1,369	681		808	885	996		1,164
$9.77		$10.23	$9.05	$7.20		$11.76	$11.68		$12.07	$10.95	$8.32		$13.86
(4.4%	)	12.9%	25.7%	(38.7%	)	8.4%	(3.2%	)	10.2%	31.7%	(40.0%	)	10.3%
0.6%		1.0%	2.1%	0.5%		1.3%	0.2%		0.3%	0.3%	0.2%		—

$18,596		$21,849	$21,318	$15,831		$19,362	$6,323		$7,783	$7,828	$6,426		$11,935
1,850		2,081	2,296	2,147		1,606	541		645	717	776		865
$10.05		$10.50	$9.28	$7.38		$12.02	$11.70		$12.06	$10.94	$8.29		$13.79
(4.3%	)	13.1%	25.9%	(38.6%	)	8.6%	(3.0%	)	10.3%	31.9%	(39.9%	)	10.5%
0.7%		1.0%	2.2%	0.5%		1.2%	0.2%		0.3%	0.3%	0.3%		—

$441		$686	$720	$571		$999	$200		$228	$436	$209		$517
46		68	81	80		86	18		20	41	26		39
$9.58		$10.05	$8.92	$7.12		$11.64	$11.15		$11.55	$10.51	$8.00		$13.37
(4.7%	)	12.6%	25.4%	(38.9%	)	8.1%	(3.4%	)	9.9%	31.4%	(40.1%	)	10.1%
0.6%		0.9%	2.1%	0.5%		1.1%	0.2%		0.3%	0.3%	0.2%		—

$11,444		$13,130	$12,741	$10,236		$14,582	$5,733		$6,755	$6,450	$5,488		$10,236
1,190		1,303	1,425	1,435		1,252	503		573	602	673		752
$9.62		$10.08	$8.94	$7.12		$11.64	$11.40		$11.79	$10.72	$8.15		$13.61
(4.6%	)	12.8%	25.5%	(38.8%	)	8.2%	(3.3%	)	10.0%	31.5%	(40.1%	)	10.2%
0.7%		1.0%	2.2%	0.5%		1.3%	0.2%		0.3%	0.3%	0.2%		—

$362		$221	$58	$—		$—	$82		$72	$10	$—		$—
31		18	5	—		—	7		6	1	—		—
$11.59		$12.14	$10.75	$—		$—	$12.01		$12.41	$11.27	$—		$—
(4.5%	)	12.9%	7.5%	—		—	(3.2%	)	10.1%	12.7%	—		—
1.0%		1.2%	5.8%	—		—	0.3%		0.6%	0.7%	—		—

$2,730		$2,007	$543	$—		$—	$328		$223	$17	$—		$—
221		157	48	—		—	28		18	2	—		—
$12.23		$12.76	$11.27	$—		$—	$11.83		$12.18	$11.03	$—		$—
(4.2%	)	13.2%	12.7%	—		—	(2.9%	)	10.4%	10.3%	—		—
0.7%		1.3%	3.9%	—		—	0.3%		0.5%	0.2%	—		—

$2,372		$1,814	$418	$—		$—	$307		$244	$35	$—		$—
200		145	37	—		—	26		20	3	—		—
$11.84		$12.39	$10.98	$—		$—	$11.89		$12.28	$11.16	$—		$—
(4.5%	)	12.9%	9.8%	—		—	(3.2%	)	10.1%	11.6%	—		—
0.7%		1.2%	3.1%	—		—	0.2%		0.4%	0.1%	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP High Yield Corporate Bond— Service Class
	2011	2010	2009	2008		2007

Series I Policies (a)
Net Assets	$120,718	$111,571	$89,028	$53,572		$76,442
Units Outstanding	7,049	6,755	6,001	5,054		5,387
Variable Accumulation Unit Value	$17.12	$16.51	$14.90	$10.60		$14.20
Total Return	3.7%	10.8%	40.5%	(25.3%	)	0.6%
Investment Income Ratio	6.1%	6.0%	8.0%	8.9%		6.8%
Series II Policies (b)
Net Assets	$21,352	$25,640	$24,529	$9,687		$13,752
Units Outstanding	1,554	1,948	2,062	1,140		1,206
Variable Accumulation Unit Value	$13.74	$13.17	$11.90	$8.48		$11.38
Total Return	4.4%	10.7%	40.3%	(25.5%	)	0.5%
Investment Income Ratio	5.5%	5.7%	9.0%	9.2%		7.9%
Series III Policies (c)
Net Assets	$161,428	$169,272	$156,332	$89,005		$135,741
Units Outstanding	9,560	10,455	10,681	8,477		9,684
Variable Accumulation Unit Value	$16.89	$16.19	$14.64	$10.44		$14.01
Total Return	4.3%	10.6%	40.2%	(25.5%	)	0.4%
Investment Income Ratio	5.8%	5.8%	8.3%	8.7%		6.6%
Series IV Policies (d)
Net Assets	$159,155	$175,842	$164,586	$93,233		$138,150
Units Outstanding	9,222	10,635	11,021	8,764		9,688
Variable Accumulation Unit Value	$17.28	$16.54	$14.93	$10.63		$14.25
Total Return	4.5%	10.8%	40.4%	(25.4%	)	0.6%
Investment Income Ratio	5.6%	5.8%	8.3%	9.0%		6.8%
Series V Policies (e)
Net Assets	$13,699	$13,016	$13,159	$6,129		$11,504
Units Outstanding	826	813	885	594		827
Variable Accumulation Unit Value	$16.58	$15.94	$14.44	$10.33		$13.90
Total Return	4.1%	10.3%	39.9%	(25.7%	)	0.2%
Investment Income Ratio	5.9%	5.7%	8.7%	8.0%		6.1%
Series VI Policies (f)
Net Assets	$127,027	$131,849	$121,259	$65,777		$91,960
Units Outstanding	7,566	8,199	8,304	6,324		6,578
Variable Accumulation Unit Value	$16.75	$16.08	$14.56	$10.40		$13.98
Total Return	4.2%	10.4%	40.0%	(25.6%	)	0.3%
Investment Income Ratio	5.8%	5.9%	8.2%	9.0%		6.7%
Series VII Policies (g)
Net Assets	$19,485	$11,270	$2,682	$—		$—
Units Outstanding	1,522	903	242	—		—
Variable Accumulation Unit Value	$12.79	$12.27	$11.09	$—		$—
Total Return	4.3%	10.6%	10.9%	—		—
Investment Income Ratio	6.9%	7.5%	14.1%	—		—
Series VIII Policies (h)
Net Assets	$31,910	$20,910	$4,854	$—		$—
Units Outstanding	2,513	1,721	439	—		—
Variable Accumulation Unit Value	$12.70	$12.14	$10.95	$—		$—
Total Return	4.6%	10.9%	9.5%	—		—
Investment Income Ratio	6.3%	7.8%	14.9%	—		—
Series IX Policies (i)
Net Assets	$53,123	$29,310	$4,260	$—		$—
Units Outstanding	4,216	2,406	387	—		—
Variable Accumulation Unit Value	$12.58	$12.07	$10.92	$—		$—
Total Return	4.3%	10.6%	9.2%	—		—
Investment Income Ratio	6.6%	8.1%	14.4%	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MainStay VP ICAP Select Equity— Service Class							MainStay VP Income Builder— Service Class
2011		2010	2009	2008		2007	2011	2010	2009	2008		2007

$62,385		$64,536	$54,061	$25,171		$18,509	$11,251	$9,991	$8,694	$7,044		$10,000
4,480		4,478	4,366	2,583		1,166	846	754	743	731		746
$13.92		$14.41	$12.40	$9.74		$15.87	$13.31	$13.21	$11.70	$9.63		$13.39
(3.4%	)	16.2%	27.3%	(38.6%	)	5.1%	0.8%	12.9%	21.5%	(28.1%	)	5.8%
1.2%		0.7%	1.6%	0.5%		0.6%	3.7%	3.0%	3.4%	3.1%		2.1%

$5,678		$7,051	$7,479	$4,212		$4,483	$1,351	$1,250	$1,031	$798		$409
502		603	742	531		340	112	106	99	93		34
$11.32		$11.70	$10.08	$7.93		$12.94	$12.05	$11.78	$10.45	$8.62		$12.00
(3.2%	)	16.0%	27.1%	(38.7%	)	5.0%	2.3%	12.7%	21.3%	(28.2%	)	5.6%
1.2%		0.7%	1.7%	0.5%		0.7%	3.9%	3.0%	3.6%	4.5%		2.8%

$52,711		$64,482	$61,666	$31,399		$25,973	$10,658	$11,613	$10,696	$9,905		$16,167
3,847		4,551	5,044	3,263		1,652	802	893	927	1,037		1,219
$13.71		$14.17	$12.22	$9.62		$15.70	$13.29	$13.00	$11.54	$9.51		$13.26
(3.2%	)	16.0%	27.0%	(38.7%	)	4.9%	2.2%	12.7%	21.3%	(28.3%	)	5.5%
1.1%		0.7%	1.6%	0.5%		0.6%	3.6%	2.9%	3.3%	3.0%		2.0%

$70,202		$84,825	$79,618	$39,427		$30,523	$7,686	$8,385	$7,965	$7,047		$11,398
5,063		5,923	6,456	4,065		1,926	564	630	675	725		843
$13.88		$14.32	$12.33	$9.69		$15.80	$13.63	$13.31	$11.80	$9.71		$13.52
(3.1%	)	16.1%	27.2%	(38.6%	)	5.1%	2.4%	12.9%	21.4%	(28.2%	)	5.7%
1.1%		0.7%	1.6%	0.5%		0.6%	3.5%	2.9%	3.4%	2.9%		2.1%

$2,641		$3,491	$3,584	$1,815		$2,136	$423	$443	$373	$303		$686
198		251	300	193		138	33	35	33	33		53
$13.34		$13.82	$11.95	$9.43		$15.43	$12.86	$12.61	$11.22	$9.27		$12.96
(3.5%	)	15.7%	26.7%	(38.9%	)	4.6%	2.0%	12.4%	20.9%	(28.4%	)	5.3%
1.1%		0.7%	1.6%	0.4%		0.5%	3.7%	2.9%	3.5%	2.8%		2.1%

$48,285		$57,036	$52,821	$28,496		$23,613	$7,113	$7,700	$6,826	$5,728		$8,801
3,589		4,071	4,364	2,988		1,513	550	607	607	616		678
$13.54		$14.01	$12.10	$9.54		$15.60	$12.94	$12.68	$11.27	$9.31		$12.99
(3.4%	)	15.8%	26.8%	(38.8%	)	4.7%	2.1%	12.5%	21.1%	(28.4%	)	5.4%
1.2%		0.7%	1.6%	0.5%		0.6%	3.6%	3.1%	3.4%	3.0%		2.0%

$2,837		$2,019	$255	$—		$—	$1,012	$355	$36	$—		$—
229		156	23	—		—	83	26	3	—		—
$12.41		$12.84	$11.08	$—		$—	$12.15	$11.89	$10.56	$—		$—
(3.3%	)	15.9%	10.8%	—		—	2.2%	12.6%	5.6%	—		—
1.3%		1.1%	1.7%	—		—	5.2%	2.8%	9.7%	—		—

$6,727		$4,506	$994	$—		$—	$866	$685	$171	$—		$—
552		357	92	—		—	71	58	16	—		—
$12.18		$12.56	$10.80	$—		$—	$12.14	$11.85	$10.49	$—		$—
(3.0%	)	16.2%	8.0%	—		—	2.5%	13.0%	4.9%	—		—
1.3%		1.0%	2.8%	—		—	3.6%	4.2%	—	—		—

$5,679		$3,842	$750	$—		$—	$1,710	$912	$62	$—		$—
470		307	65	—		—	137	74	6	—		—
$12.06		$12.48	$10.76	$—		$—	$12.52	$12.25	$10.88	$—		$—
(3.3%	)	15.9%	7.6%	—		—	2.2%	12.6%	8.8%	—		—
1.3%		1.0%	1.7%	—		—	3.9%	4.2%	1.9%	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP International Equity— Service Class
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$30,302		$35,207	$31,245	$26,138		$34,716
Units Outstanding	2,176		2,071	1,896	1,863		1,806
Variable Accumulation Unit Value	$13.94		$17.00	$16.47	$14.03		$19.19
Total Return	(18.0%	)	3.2%	17.4%	(26.9%	)	3.2%
Investment Income Ratio	3.1%		3.2%	7.1%	1.3%		0.6%
Series II Policies (b)
Net Assets	$3,442		$4,167	$4,381	$3,894		$5,359
Units Outstanding	330		329	357	371		372
Variable Accumulation Unit Value	$10.45		$12.68	$12.30	$10.49		$14.38
Total Return	(17.5%	)	3.0%	17.2%	(27.0%	)	3.1%
Investment Income Ratio	3.0%		3.0%	7.0%	1.2%		0.7%
Series III Policies (c)
Net Assets	$24,135		$31,910	$34,201	$31,362		$50,876
Units Outstanding	1,776		1,935	2,138	2,295		2,712
Variable Accumulation Unit Value	$13.59		$16.49	$16.01	$13.67		$18.73
Total Return	(17.6%	)	3.0%	17.2%	(27.0%	)	3.0%
Investment Income Ratio	2.9%		3.0%	7.0%	1.2%		0.6%
Series IV Policies (d)
Net Assets	$37,460		$48,300	$48,477	$42,792		$62,627
Units Outstanding	2,714		2,887	2,980	3,093		3,303
Variable Accumulation Unit Value	$13.82		$16.74	$16.23	$13.83		$18.93
Total Return	(17.5%	)	3.1%	17.3%	(26.9%	)	3.2%
Investment Income Ratio	2.9%		3.1%	7.0%	1.2%		0.6%
Series V Policies (e)
Net Assets	$1,796		$2,653	$3,162	$2,881		$4,100
Units Outstanding	138		171	205	219		226
Variable Accumulation Unit Value	$13.01		$15.83	$15.41	$13.18		$18.11
Total Return	(17.8%	)	2.7%	16.9%	(27.2%	)	2.8%
Investment Income Ratio	2.9%		3.0%	6.8%	1.2%		0.6%
Series VI Policies (f)
Net Assets	$22,971		$30,562	$31,140	$29,181		$43,867
Units Outstanding	1,736		1,902	1,992	2,184		2,390
Variable Accumulation Unit Value	$13.23		$16.08	$15.63	$13.36		$18.34
Total Return	(17.7%	)	2.8%	17.0%	(27.1%	)	2.9%
Investment Income Ratio	2.9%		3.1%	6.9%	1.2%		0.5%
Series VII Policies (g)
Net Assets	$1,387		$1,131	$123	$—		$—
Units Outstanding	149		100	10	—		—
Variable Accumulation Unit Value	$9.26		$11.24	$10.92	$—		$—
Total Return	(17.6%	)	2.9%	9.2%	—		—
Investment Income Ratio	3.4%		4.7%	6.8%	—		—
Series VIII Policies (h)
Net Assets	$4,477		$3,306	$669	$—		$—
Units Outstanding	476		288	60	—		—
Variable Accumulation Unit Value	$9.40		$11.37	$11.02	$—		$—
Total Return	(17.4%	)	3.2%	10.2%	—		—
Investment Income Ratio	3.4%		4.1%	8.8%	—		—
Series IX Policies (i)
Net Assets	$3,255		$2,539	$563	$—		$—
Units Outstanding	349		222	51	—		—
Variable Accumulation Unit Value	$9.33		$11.33	$11.00	$—		$—
Total Return	(17.6%	)	2.9%	10.0%	—		—
Investment Income Ratio	3.3%		4.0%	13.9%	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Large Cap Growth— Service Class							MainStay VP Mid Cap Core— Service Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$17,925		$15,301	$11,373	$6,525		$8,089	$42,183		$45,903	$38,255	$12,903		$22,217
1,415		1,170	994	785		586	2,527		2,611	2,647	1,202		1,176
$12.66		$13.07	$11.44	$8.31		$13.79	$16.69		$17.57	$14.45	$10.73		$18.88
(3.1%	)	14.3%	37.7%	(39.8%	)	19.4%	(5.0%	)	21.6%	34.7%	(43.2%	)	3.3%
—		—	—	—		—	0.6%		0.3%	0.2%	—		0.2%

$1,560		$1,652	$1,880	$1,422		$1,146	$2,930		$3,536	$3,310	$1,514		$2,509
119		123	160	167		77	246		283	323	198		186
$13.13		$13.40	$11.75	$8.54		$14.21	$11.92		$12.51	$10.30	$7.66		$13.51
(2.0%	)	14.1%	37.5%	(39.9%	)	19.2%	(4.7%	)	21.4%	34.5%	(43.3%	)	3.2%
—		—	—	—		—	0.6%		0.2%	0.2%	—		0.3%

$13,972		$15,024	$14,140	$9,350		$12,888	$35,756		$42,435	$40,225	$14,289		$29,030
1,109		1,170	1,254	1,138		943	2,183		2,467	2,837	1,351		1,557
$12.59		$12.86	$11.28	$8.20		$13.65	$16.39		$17.21	$14.18	$10.55		$18.60
(2.1%	)	14.1%	37.5%	(39.9%	)	19.1%	(4.8%	)	21.4%	34.4%	(43.3%	)	3.1%
—		—	—	—		—	0.6%		0.3%	0.2%	—		0.2%

$21,513		$24,785	$21,834	$15,284		$15,201	$44,541		$53,532	$47,815	$17,460		$33,257
1,687		1,908	1,907	1,839		1,099	2,684		3,075	3,339	1,641		1,774
$12.76		$13.01	$11.39	$8.27		$13.75	$16.60		$17.41	$14.32	$10.64		$18.73
(1.9%	)	14.2%	37.7%	(39.8%	)	19.3%	(4.6%	)	21.6%	34.6%	(43.2%	)	3.3%
—		—	—	—		—	0.6%		0.3%	0.2%	—		0.2%

$1,249		$1,478	$1,523	$831		$999	$1,859		$2,229	$2,226	$898		$2,168
104		120	141	106		76	115		135	159	86		117
$11.99		$12.28	$10.79	$7.87		$13.13	$16.15		$17.00	$14.04	$10.47		$18.51
(2.3%	)	13.8%	37.1%	(40.1%	)	18.8%	(5.0%	)	21.1%	34.1%	(43.4%	)	2.8%
—		—	—	—		—	0.6%		0.2%	0.2%	—		0.2%

$14,589		$14,900	$14,154	$8,755		$11,767	$30,289		$37,183	$33,454	$13,044		$26,914
1,162		1,172	1,266	1,076		865	1,883		2,199	2,398	1,254		1,465
$12.42		$12.71	$11.16	$8.13		$13.55	$16.09		$16.92	$13.96	$10.40		$18.37
(2.2%	)	13.9%	37.3%	(40.0%	)	18.9%	(4.9%	)	21.2%	34.2%	(43.4%	)	2.9%
—		—	—	—		—	0.6%		0.3%	0.2%	—		0.2%

$2,044		$760	$207	$—		$—	$793		$393	$36	$—		$—
158		57	18	—		—	61		29	3	—		—
$12.96		$13.25	$11.62	$—		$—	$13.02		$13.68	$11.27	$—		$—
(2.1%	)	14.0%	16.2%	—		—	(4.8%	)	21.3%	12.7%	—		—
—		—	—	—		—	0.7%		0.4%	0.2%	—		—

$4,257		$2,651	$758	$—		$—	$2,241		$1,419	$383	$—		$—
333		203	65	—		—	172		103	34	—		—
$12.83		$13.07	$11.43	$—		$—	$13.10		$13.73	$11.28	$—		$—
(1.8%	)	14.3%	14.3%	—		—	(4.5%	)	21.7%	12.8%	—		—
—		—	—	—		—	0.7%		0.3%	0.3%	—		—

$4,605		$2,680	$552	$—		$—	$1,666		$1,004	$191	$—		$—
364		207	48	—		—	125		70	16	—		—
$12.62		$12.90	$11.32	$—		$—	$13.27		$13.94	$11.49	$—		$—
(2.1%	)	14.0%	13.2%	—		—	(4.8%	)	21.3%	14.9%	—		—
—		—	—	—		—	0.7%		0.3%	0.3%	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP Moderate Allocation— Service Class
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$91,421		$91,991	$73,039	$51,736		$54,540
Units Outstanding	7,965		7,937	7,000	6,063		4,704
Variable Accumulation Unit Value	$11.49		$11.60	$10.42	$8.53		$11.59
Total Return	(0.9%	)	11.2%	22.3%	(26.4%	)	7.0%
Investment Income Ratio	1.6%		2.0%	2.8%	0.2%		2.5%
Series II Policies (b)
Net Assets	$11,133		$13,866	$13,104	$9,021		$8,563
Units Outstanding	990		1,220	1,281	1,076		748
Variable Accumulation Unit Value	$11.27		$11.36	$10.23	$8.38		$11.41
Total Return	(0.9%	)	11.1%	22.1%	(26.5%	)	6.8%
Investment Income Ratio	1.6%		1.9%	2.9%	0.2%		3.6%
Series III Policies (c)
Net Assets	$46,009		$64,377	$60,368	$36,709		$40,680
Units Outstanding	4,089		5,671	5,902	4,382		3,557
Variable Accumulation Unit Value	$11.25		$11.35	$10.23	$8.38		$11.41
Total Return	(0.9%	)	11.0%	22.0%	(26.6%	)	6.7%
Investment Income Ratio	1.3%		1.6%	2.9%	0.2%		2.7%
Series IV Policies (d)
Net Assets	$59,655		$70,849	$66,986	$45,529		$44,835
Units Outstanding	5,230		6,166	6,477	5,375		3,890
Variable Accumulation Unit Value	$11.41		$11.49	$10.34	$8.46		$11.50
Total Return	(0.8%	)	11.2%	22.2%	(26.5%	)	6.9%
Investment Income Ratio	1.5%		2.0%	2.8%	0.3%		2.7%
Series V Policies (e)
Net Assets	$2,336		$3,070	$3,611	$3,017		$4,096
Units Outstanding	210		268	355	362		359
Variable Accumulation Unit Value	$11.12		$11.25	$10.16	$8.35		$11.40
Total Return	(1.2%	)	10.7%	21.7%	(26.8%	)	6.5%
Investment Income Ratio	1.5%		1.8%	2.6%	0.2%		2.8%
Series VI Policies (f)
Net Assets	$42,852		$46,016	$39,844	$31,523		$31,222
Units Outstanding	3,847		4,082	3,916	3,775		2,742
Variable Accumulation Unit Value	$11.15		$11.27	$10.17	$8.35		$11.38
Total Return	(1.1%	)	10.9%	21.8%	(26.7%	)	6.6%
Investment Income Ratio	1.6%		2.0%	2.7%	0.3%		2.6%
Series VII Policies (g)
Net Assets	$3,475		$2,032	$608	$—		$—
Units Outstanding	291		169	56	—		—
Variable Accumulation Unit Value	$11.89		$12.01	$10.82	$—		$—
Total Return	(1.0%	)	11.0%	8.2%	—		—
Investment Income Ratio	1.8%		2.2%	3.0%	—		—
Series VIII Policies (h)
Net Assets	$17,007		$8,589	$1,348	$—		$—
Units Outstanding	1,431		719	126	—		—
Variable Accumulation Unit Value	$11.87		$11.95	$10.73	$—		$—
Total Return	(0.7%	)	11.3%	7.3%	—		—
Investment Income Ratio	1.8%		2.8%	3.9%	—		—
Series IX Policies (i)
Net Assets	$17,575		$8,244	$1,015	$—		$—
Units Outstanding	1,487		689	94	—		—
Variable Accumulation Unit Value	$11.81		$11.92	$10.74	$—		$—
Total Return	(1.0%	)	11.0%	7.4%	—		—
Investment Income Ratio	1.8%		2.9%	2.7%	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MainStay VP Moderate Growth Allocation— Service Class							MainStay VP S&P 500 Index— Service Class
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$92,726		$95,191	$76,703	$54,582		$66,815	$42,649		$43,261	$38,321	$30,442		$49,749
8,532		8,494	7,701	6,919		5,620	3,316		3,357	3,362	3,315		3,356
$10.85		$11.20	$9.96	$7.88		$11.87	$12.86		$12.87	$11.40	$9.18		$14.82
(3.1%	)	12.5%	26.3%	(33.6%	)	7.6%	—		12.9%	24.2%	(38.0%	)	3.5%
1.0%		1.4%	2.8%	0.4%		2.0%	1.4%		1.6%	2.6%	2.0%		1.5%

$4,024		$4,843	$4,467	$5,217		$7,034	$1,989		$2,420	$2,513	$2,033		$3,402
380		444	455	677		593	186		227	265	266		275
$10.59		$10.92	$9.72	$7.71		$11.63	$10.69		$10.68	$9.48	$7.65		$12.36
(3.0%	)	12.3%	26.1%	(33.7%	)	7.5%	—		12.7%	24.0%	(38.1%	)	3.3%
0.9%		1.4%	2.3%	0.4%		2.0%	1.3%		1.5%	2.5%	1.9%		1.7%

$32,060		$38,834	$36,778	$31,732		$43,548	$36,570		$42,183	$41,820	$36,223		$65,496
3,024		3,553	3,776	4,096		3,735	2,900		3,344	3,731	4,006		4,480
$10.60		$10.93	$9.74	$7.73		$11.66	$12.62		$12.62	$11.21	$9.04		$14.62
(3.0%	)	12.2%	26.1%	(33.7%	)	7.4%	—		12.6%	23.9%	(38.2%	)	3.3%
0.9%		1.3%	2.7%	0.4%		2.0%	1.4%		1.6%	2.5%	2.0%		1.4%

$48,243		$55,162	$53,176	$40,459		$42,215	$41,369		$48,426	$46,511	$38,535		$67,132
4,470		4,967	5,380	5,167		3,572	3,223		3,776	4,094	4,209		4,544
$10.79		$11.11	$9.89	$7.83		$11.80	$12.84		$12.82	$11.36	$9.15		$14.78
(2.9%	)	12.4%	26.3%	(33.6%	)	7.6%	0.1%		12.8%	24.1%	(38.1%	)	3.5%
0.9%		1.4%	2.7%	0.5%		2.1%	1.4%		1.6%	2.6%	2.0%		1.4%

$947		$1,282	$1,577	$1,796		$3,059	$1,856		$2,323	$2,684	$2,322		$4,530
92		120	166	238		267	150		191	242	259		312
$10.30		$10.64	$9.51	$7.56		$11.44	$12.42		$12.45	$11.08	$8.96		$14.53
(3.3%	)	12.0%	25.8%	(33.9%	)	7.1%	(0.3%	)	12.3%	23.6%	(38.3%	)	3.0%
0.9%		1.2%	2.3%	0.4%		2.0%	1.4%		1.5%	2.5%	2.0%		1.4%

$29,625		$34,705	$31,722	$25,889		$36,880	$27,051		$30,258	$29,214	$25,355		$42,623
2,863		3,195	3,272	3,360		3,163	2,163		2,415	2,622	2,819		2,922
$10.52		$10.86	$9.69	$7.70		$11.63	$12.51		$12.53	$11.14	$9.00		$14.58
(3.2%	)	12.1%	25.9%	(33.8%	)	7.2%	(0.2%	)	12.5%	23.8%	(38.3%	)	3.1%
0.9%		1.4%	2.7%	0.4%		2.1%	1.4%		1.6%	2.5%	2.0%		1.4%

$1,650		$813	$115	$—		$—	$743		$458	$68	$—		$—
142		68	11	—		—	61		38	6	—		—
$11.61		$11.98	$10.68	$—		$—	$12.15		$12.16	$10.80	$—		$—
(3.1%	)	12.2%	6.8%	—		—	(0.1%	)	12.6%	8.0%	—		—
1.1%		1.7%	5.3%	—		—	1.6%		2.4%	2.2%	—		—

$22,842		$10,449	$1,746	$—		$—	$1,611		$1,016	$201	$—		$—
1,930		858	154	—		—	126		80	18	—		—
$11.83		$12.17	$10.82	$—		$—	$12.76		$12.73	$11.28	$—		$—
(2.8%	)	12.5%	8.2%	—		—	0.2%		12.9%	12.8%	—		—
1.0%		1.9%	5.3%	—		—	1.7%		2.0%	4.6%	—		—

$24,695		$12,015	$801	$—		$—	$2,020		$804	$152	$—		$—
2,082		974	74	—		—	161		64	14	—		—
$11.84		$12.21	$10.89	$—		$—	$12.57		$12.57	$11.17	$—		$—
(3.1%	)	12.2%	8.9%	—		—	(0.1%	)	12.6%	11.7%	—		—
1.0%		2.0%	2.2%	—		—	1.8%		1.9%	5.0%	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MainStay VP U.S. Small Cap— Service Class
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$19,125		$20,858	$17,091	$4,347		$8,014
Units Outstanding	1,146		1,190	1,198	423		404
Variable Accumulation Unit Value	$16.70		$17.53	$14.25	$10.27		$19.79
Total Return	(4.7%	)	23.0%	38.7%	(48.1%	)	33.9%
Investment Income Ratio	0.7%		—	—	—		—
Series II Policies (b)
Net Assets	$1,119		$1,159	$1,174	$448		$1,216
Units Outstanding	82		81	101	53		74
Variable Accumulation Unit Value	$13.70		$14.35	$11.68	$8.43		$16.27
Total Return	(4.5%	)	22.8%	38.5%	(48.2%	)	33.7%
Investment Income Ratio	0.7%		—	—	—		—
Series III Policies (c)
Net Assets	$14,722		$18,602	$16,733	$4,563		$10,746
Units Outstanding	905		1,092	1,205	457		555
Variable Accumulation Unit Value	$16.28		$17.05	$13.89	$10.03		$19.36
Total Return	(4.5%	)	22.7%	38.4%	(48.2%	)	33.6%
Investment Income Ratio	0.6%		—	—	—		—
Series IV Policies (d)
Net Assets	$18,601		$22,715	$20,846	$5,660		$10,779
Units Outstanding	1,115		1,303	1,472	553		542
Variable Accumulation Unit Value	$16.68		$17.45	$14.19	$10.24		$19.73
Total Return	(4.4%	)	22.9%	38.7%	(48.1%	)	33.8%
Investment Income Ratio	0.6%		—	—	—		—
Series V Policies (e)
Net Assets	$701		$834	$780	$288		$630
Units Outstanding	44		50	62	29		33
Variable Accumulation Unit Value	$15.87		$16.66	$13.61	$9.85		$19.07
Total Return	(4.8%	)	22.4%	38.1%	(48.3%	)	33.3%
Investment Income Ratio	0.6%		—	—	—		—
Series VI Policies (f)
Net Assets	$11,827		$14,951	$12,946	$4,142		$8,745
Units Outstanding	717		864	918	406		441
Variable Accumulation Unit Value	$16.49		$17.30	$14.12	$10.21		$19.74
Total Return	(4.7%	)	22.6%	38.2%	(48.3%	)	33.4%
Investment Income Ratio	0.6%		—	—	—		—
Series VII Policies (g)
Net Assets	$408		$668	$28	$—		$—
Units Outstanding	31		49	2	—		—
Variable Accumulation Unit Value	$13.10		$13.73	$11.19	$—		$—
Total Return	(4.6%	)	22.7%	11.9%	—		—
Investment Income Ratio	0.6%		—	—	—		—
Series VIII Policies (h)
Net Assets	$661		$624	$236	$—		$—
Units Outstanding	51		46	21	—		—
Variable Accumulation Unit Value	$12.88		$13.46	$10.94	$—		$—
Total Return	(4.3%	)	23.0%	9.4%	—		—
Investment Income Ratio	0.6%		—	—	—		—
Series IX Policies (i)
Net Assets	$831		$615	$121	$—		$—
Units Outstanding	64		45	11	—		—
Variable Accumulation Unit Value	$12.98		$13.60	$11.08	$—		$—
Total Return	(4.6%	)	22.7%	10.8%	—		—
Investment Income Ratio	0.7%		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

Alger Small Cap Growth— Class S Shares							BlackRock® Global Allocation V.I. Fund— Class III Shares		Columbia Variable Portfolio— Small Cap Value Fund— Class 2
2011		2010	2009	2008		2007	2011		2011		2010	2009	2008		2007

$8,509		$9,714	$8,566	$6,337		$12,944	$5,505		$12,750		$14,958	$11,528	$10,005		$15,905
442		480	522	553		592	614		1,016		1,102	1,060	1,131		1,274
$19.26		$20.22	$16.42	$11.47		$21.83	$8.94		$12.54		$13.59	$10.89	$8.84		$12.48
(4.8%	)	23.2%	43.1%	(47.4%	)	15.3%	(10.6%	)	(7.7%	)	24.7%	23.3%	(29.2%	)	(3.9%	)
—		—	—	—		—	7.9%		0.9%		1.1%	0.9%	0.5%		0.3%

$254		$328	$395	$353		$848	$887		$1,476		$1,627	$1,235	$1,102		$1,942
18		22	32	41		52	99		123		125	118	130		162
$14.22		$14.96	$12.16	$8.51		$16.22	$8.93		$12.04		$13.02	$10.46	$8.50		$12.01
(4.9%	)	23.0%	42.9%	(47.5%	)	15.1%	(10.7%	)	(7.6%	)	24.5%	23.1%	(29.3%	)	(4.1%	)
—		—	—	—		—	4.0%		0.9%		1.0%	0.9%	0.5%		0.3%

$7,780		$9,488	$8,904	$7,162		$16,110	$6,029		$6,469		$9,096	$7,504	$6,345		$9,781
411		476	550	631		745	673		524		680	698	724		792
$18.93		$19.92	$16.20	$11.34		$21.63	$8.92		$12.35		$13.37	$10.75	$8.74		$12.35
(4.9%	)	23.0%	42.8%	(47.6%	)	15.1%	(10.8%	)	(7.6%	)	24.5%	23.0%	(29.3%	)	(4.1%	)
—		—	—	—		—	6.6%		0.8%		1.1%	0.9%	0.5%		0.3%

$9,905		$12,471	$11,714	$9,315		$21,172	$7,846		$11,301		$12,931	$10,523	$8,719		$13,314
519		622	721	818		977	870		909		961	978	994		1,073
$19.10		$20.06	$16.29	$11.39		$21.69	$8.93		$12.46		$13.46	$10.80	$8.77		$12.38
(4.8%	)	23.1%	43.0%	(47.5%	)	15.3%	(10.7%	)	(7.5%	)	24.6%	23.2%	(29.2%	)	(4.0%	)
—		—	—	—		—	5.3%		0.9%		1.1%	0.9%	0.5%		0.3%

$170		$254	$269	$201		$538	$—		$585		$901	$718	$486		$782
9		13	17	18		26	—		48		69	68	56		64
$18.27		$19.27	$15.71	$11.03		$21.09	$—		$12.09		$13.12	$10.57	$8.61		$12.21
(5.2%	)	22.7%	42.4%	(47.7%	)	14.8%	—		(7.8%	)	24.1%	22.7%	(29.5%	)	(4.4%	)
—		—	—	—		—	—		0.9%		1.1%	0.9%	0.4%		0.3%

$6,257		$7,513	$6,831	$5,443		$12,425	$2,118		$6,411		$8,107	$5,919	$5,280		$8,043
335		381	426	483		578	236		526		613	556	610		656
$18.70		$19.71	$16.05	$11.26		$21.50	$8.91		$12.19		$13.22	$10.64	$8.66		$12.27
(5.1%	)	22.8%	42.6%	(47.6%	)	14.9%	(10.9%	)	(7.8%	)	24.3%	22.8%	(29.4%	)	(4.3%	)
—		—	—	—		—	5.1%		0.8%		1.1%	0.9%	0.5%		0.3%

$—		$—	$—	$—		$—	$1,141		$383		$335	$25	$—		$—
—		—	—	—		—	127		32		26	2	—		—
$—		$—	$—	$—		$—	$8.92		$12.13		$13.14	$10.56	$—		$—
—		—	—	—		—	(10.8%	)	(7.7%	)	24.4%	5.6%	—		—
—		—	—	—		—	6.8%		1.0%		1.0%	—	—		—

$—		$—	$—	$—		$—	$5,599		$1,522		$902	$90	$—		$—
—		—	—	—		—	624		118		63	8	—		—
$—		$—	$—	$—		$—	$8.94		$12.98		$14.02	$11.24	$—		$—
—		—	—	—		—	(10.6%	)	(7.4%	)	24.8%	12.4%	—		—
—		—	—	—		—	7.4%		0.9%		0.9%	—	—		—

$—		$—	$—	$—		$—	$4,698		$757		$402	$34	$—		$—
—		—	—	—		—	517		62		30	3	—		—
$—		$—	$—	$—		$—	$8.92		$12.17		$13.18	$10.59	$—		$—
—		—	—	—		—	(10.8%	)	(7.7%	)	24.4%	5.9%	—		—
—		—	—	—		—	7.5%		0.9%		0.9%	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Dreyfus IP Technology Growth— Service Shares
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$11,173		$11,559	$8,172	$4,282		$7,241
Units Outstanding	790		733	661	538		525
Variable Accumulation Unit Value	$14.15		$15.76	$12.33	$7.96		$13.74
Total Return	(10.3%	)	27.9%	54.9%	(42.1%	)	12.8%
Investment Income Ratio	—		—	0.2%	—		—
Series II Policies (b)
Net Assets	$876		$1,143	$843	$557		$640
Units Outstanding	67		79	74	76		50
Variable Accumulation Unit Value	$13.13		$14.50	$11.36	$7.35		$12.70
Total Return	(9.5%	)	27.7%	54.7%	(42.1%	)	12.7%
Investment Income Ratio	—		—	0.2%	—		—
Series III Policies (c)
Net Assets	$7,620		$9,599	$7,357	$3,833		$7,548
Units Outstanding	546		623	609	490		558
Variable Accumulation Unit Value	$13.96		$15.42	$12.09	$7.82		$13.52
Total Return	(9.5%	)	27.6%	54.6%	(42.2%	)	12.6%
Investment Income Ratio	—		—	0.2%	—		—
Series IV Policies (d)
Net Assets	$11,396		$15,168	$11,941	$6,111		$9,539
Units Outstanding	806		972	979	775		700
Variable Accumulation Unit Value	$14.14		$15.60	$12.21	$7.88		$13.61
Total Return	(9.4%	)	27.8%	54.8%	(42.1%	)	12.8%
Investment Income Ratio	—		—	0.2%	—		—
Series V Policies (e)
Net Assets	$363		$593	$528	$279		$264
Units Outstanding	27		39	45	36		20
Variable Accumulation Unit Value	$13.64		$15.11	$11.87	$7.70		$13.35
Total Return	(9.7%	)	27.3%	54.2%	(42.3%	)	12.3%
Investment Income Ratio	—		—	0.2%	—		—
Series VI Policies (f)
Net Assets	$5,772		$7,034	$5,857	$2,392		$4,328
Units Outstanding	419		462	490	309		323
Variable Accumulation Unit Value	$13.77		$15.23	$11.96	$7.75		$13.42
Total Return	(9.6%	)	27.4%	54.3%	(42.3%	)	12.5%
Investment Income Ratio	—		—	0.1%	—		—
Series VII Policies (g)
Net Assets	$635		$435	$86	$—		$—
Units Outstanding	51		30	8	—		—
Variable Accumulation Unit Value	$12.57		$13.89	$10.89	$—		$—
Total Return	(9.5%	)	27.5%	8.9%	—		—
Investment Income Ratio	—		—	—	—		—
Series VIII Policies (h)
Net Assets	$2,032		$1,220	$392	$—		$—
Units Outstanding	149		79	31	—		—
Variable Accumulation Unit Value	$13.72		$15.12	$11.82	$—		$—
Total Return	(9.3%	)	27.9%	18.2%	—		—
Investment Income Ratio	—		—	—	—		—
Series IX Policies (i)
Net Assets	$1,792		$1,422	$224	$—		$—
Units Outstanding	133		96	19	—		—
Variable Accumulation Unit Value	$13.47		$14.89	$11.68	$—		$—
Total Return	(9.5%	)	27.5%	16.8%	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

Fidelity® VIP Contrafund®— Service Class 2							Fidelity® VIP Equity-Income— Service Class 2
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$63,739		$66,565	$55,590	$39,717		$63,639	$26,801		$27,866	$24,622	$19,141		$33,726
3,960		3,939	3,793	3,621		3,275	2,124		2,189	2,193	2,184		2,168
$16.09		$16.89	$14.65	$10.97		$19.41	$12.62		$12.72	$11.23	$8.77		$15.54
(4.7%	)	15.3%	33.6%	(43.5%	)	15.7%	(0.8%	)	13.3%	28.1%	(43.6%	)	(0.1%	)
0.8%		1.1%	1.2%	0.8%		0.8%	2.3%		1.6%	2.2%	2.4%		1.7%

$5,438		$6,339	$6,450	$4,866		$7,894	$2,325		$2,749	$3,128	$2,475		$5,347
439		492	574	576		520	232		271	350	354		423
$12.39		$12.94	$11.24	$8.43		$14.93	$10.04		$10.13	$8.95	$7.00		$12.43
(4.3%	)	15.1%	33.4%	(43.6%	)	15.5%	(0.9%	)	13.2%	27.9%	(43.7%	)	(0.3%	)
0.7%		1.0%	1.2%	0.8%		1.0%	2.0%		1.5%	2.1%	2.0%		2.0%

$46,883		$57,078	$55,501	$43,827		$78,566	$22,969		$25,965	$26,444	$22,204		$45,913
2,969		3,456	3,868	4,074		4,113	1,874		2,098	2,416	2,588		3,015
$15.80		$16.51	$14.35	$10.76		$19.08	$12.26		$12.38	$10.95	$8.56		$15.22
(4.3%	)	15.1%	33.3%	(43.6%	)	15.4%	(0.9%	)	13.1%	27.8%	(43.7%	)	(0.3%	)
0.7%		1.0%	1.2%	0.8%		0.8%	2.1%		1.5%	2.1%	2.2%		1.7%

$76,322		$91,712	$87,848	$69,299		$118,355	$27,742		$33,889	$34,287	$28,642		$51,193
4,686		5,391	5,941	6,250		6,028	2,217		2,686	3,076	3,290		3,308
$16.31		$17.02	$14.77	$11.06		$19.58	$12.52		$12.62	$11.15	$8.71		$15.45
(4.2%	)	15.2%	33.5%	(43.5%	)	15.6%	(0.8%	)	13.3%	28.0%	(43.6%	)	(0.2%	)
0.7%		1.0%	1.2%	0.8%		0.8%	2.1%		1.6%	2.1%	2.4%		1.7%

$3,420		$4,940	$5,351	$4,582		$8,135	$1,239		$1,549	$2,068	$1,872		$4,705
223		311	382	435		434	102		126	189	218		308
$15.34		$16.07	$14.00	$10.53		$18.71	$12.20		$12.35	$10.94	$8.58		$15.29
(4.6%	)	14.8%	33.0%	(43.7%	)	15.2%	(1.2%	)	12.8%	27.5%	(43.9%	)	(0.6%	)
0.7%		1.0%	1.1%	0.8%		0.8%	2.1%		1.4%	2.0%	2.0%		1.6%

$44,292		$53,729	$52,338	$40,548		$70,070	$19,218		$22,778	$22,320	$18,960		$36,726
2,862		3,316	3,711	3,831		3,719	1,599		1,848	2,044	2,217		2,414
$15.48		$16.21	$14.10	$10.59		$18.81	$12.19		$12.32	$10.91	$8.55		$15.22
(4.5%	)	14.9%	33.1%	(43.7%	)	15.3%	(1.1%	)	12.9%	27.6%	(43.8%	)	(0.5%	)
0.7%		1.0%	1.2%	0.8%		0.8%	2.1%		1.6%	2.1%	2.2%		1.7%

$2,695		$1,932	$283	$—		$—	$679		$265	$97	$—		$—
216		148	24	—		—	55		19	9	—		—
$12.44		$13.01	$11.31	$—		$—	$12.38		$12.50	$11.06	$—		$—
(4.4%	)	15.0%	13.1%	—		—	(1.0%	)	13.0%	10.6%	—		—
0.9%		1.6%	2.9%	—		—	2.9%		2.3%	8.0%	—		—

$7,034		$4,822	$1,095	$—		$—	$1,625		$1,052	$423	$—		$—
565		370	95	—		—	137		87	40	—		—
$12.48		$13.01	$11.28	$—		$—	$11.95		$12.03	$10.61	$—		$—
(4.1%	)	15.4%	12.8%	—		—	(0.7%	)	13.4%	6.1%	—		—
0.9%		1.4%	5.2%	—		—	2.7%		2.1%	10.2%	—		—

$5,340		$3,274	$577	$—		$—	$1,991		$1,359	$310	$—		$—
427		254	50	—		—	163		109	28	—		—
$12.30		$12.87	$11.19	$—		$—	$12.22		$12.35	$10.92	$—		$—
(4.4%	)	15.0%	11.9%	—		—	(1.0%	)	13.0%	9.2%	—		—
0.9%		1.6%	4.4%	—		—	2.7%		2.2%	9.0%	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Fidelity® VIP Mid Cap— Service Class 2
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$56,853		$67,432	$51,010	$38,384		$72,917
Units Outstanding	3,095		3,189	3,057	3,172		3,593
Variable Accumulation Unit Value	$18.37		$21.14	$16.68	$12.10		$20.32
Total Return	(13.1%	)	26.8%	37.8%	(40.4%	)	13.7%
Investment Income Ratio	—		0.1%	0.5%	0.2%		0.5%
Series II Policies (b)
Net Assets	$2,990		$4,053	$3,429	$2,286		$3,433
Units Outstanding	181		216	230	211		188
Variable Accumulation Unit Value	$16.57		$18.88	$14.91	$10.84		$18.22
Total Return	(12.2%	)	26.6%	37.6%	(40.5%	)	13.6%
Investment Income Ratio	—		0.1%	0.5%	0.2%		0.4%
Series III Policies (c)
Net Assets	$28,125		$40,449	$32,851	$25,689		$49,973
Units Outstanding	1,543		1,947	2,000	2,150		2,493
Variable Accumulation Unit Value	$18.23		$20.78	$16.42	$11.94		$20.09
Total Return	(12.3%	)	26.5%	37.5%	(40.6%	)	13.5%
Investment Income Ratio	—		0.1%	0.5%	0.2%		0.5%
Series IV Policies (d)
Net Assets	$38,750		$50,952	$42,513	$32,704		$54,914
Units Outstanding	2,069		2,389	2,524	2,670		2,671
Variable Accumulation Unit Value	$18.75		$21.34	$16.84	$12.23		$20.54
Total Return	(12.1%	)	26.7%	37.7%	(40.5%	)	13.7%
Investment Income Ratio	—		0.1%	0.5%	0.2%		0.5%
Series V Policies (e)
Net Assets	$1,477		$2,452	$2,144	$1,508		$2,554
Units Outstanding	86		125	138	133		134
Variable Accumulation Unit Value	$17.13		$19.57	$15.51	$11.30		$19.07
Total Return	(12.5%	)	26.2%	37.2%	(40.7%	)	13.2%
Investment Income Ratio	—		0.1%	0.5%	0.2%		0.5%
Series VI Policies (f)
Net Assets	$23,329		$30,024	$25,276	$20,530		$34,658
Units Outstanding	1,273		1,434	1,526	1,704		1,707
Variable Accumulation Unit Value	18.33		$20.92	$16.56	$12.06		$20.32
Total Return	(12.4%	)	26.3%	37.3%	(40.7%	)	13.3%
Investment Income Ratio	—		0.1%	0.5%	0.2%		0.5%
Series VII Policies (g)
Net Assets	$2,283		$1,973	$202	$—		$—
Units Outstanding	180		135	16	—		—
Variable Accumulation Unit Value	$12.67		$14.45	$11.43	$—		$—
Total Return	(12.3%	)	26.5%	14.3%	—		—
Investment Income Ratio	—		0.2%	1.7%	—		—
Series VIII Policies (h)
Net Assets	$6,226		$4,556	$749	$—		$—
Units Outstanding	497		316	66	—		—
Variable Accumulation Unit Value	$12.53		$14.25	$11.23	$—		$—
Total Return	(12.0%	)	26.8%	12.3%	—		—
Investment Income Ratio	—		0.2%	1.8%	—		—
Series IX Policies (i)
Net Assets	$4,542		$3,224	$440	$—		$—
Units Outstanding	367		227	39	—		—
Variable Accumulation Unit Value	$12.36		$14.09	$11.14	$—		$—
Total Return	(12.3%	)	26.5%	11.4%	—		—
Investment Income Ratio	—		0.2%	1.6%	—		—
Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

Janus Aspen Balanced Portfolio— Service Shares							Janus Aspen Worldwide Portfolio— Service Shares
2011		2010	2009	2008		2007	2011		2010	2009	2008		2007

$34,438		$32,172	$26,614	$19,904		$22,049	$7,691		$9,028	$7,430	$4,973		$8,450
2,249		2,084	1,837	1,704		1,561	699		693	649	589		545
$15.31		$15.43	$14.47	$11.69		$14.12	$11.00		$13.03	$11.44	$8.44		$15.51
(0.8%	)	6.6%	23.8%	(17.2%	)	8.8%	(15.6%	)	13.9%	35.5%	(45.6%	)	7.8%
2.2%		2.6%	2.8%	2.5%		2.3%	0.5%		0.5%	1.3%	1.1%		0.6%

$3,642		$4,335	$4,053	$3,114		$2,486	$638		$853	$799	$513		$871
262		311	310	295		193	69		78	83	72		67
$13.90		$13.93	$13.08	$10.58		$12.80	$9.23		$10.90	$9.59	$7.08		$13.04
(0.2%	)	6.5%	23.7%	(17.4%	)	8.6%	(15.3%	)	13.7%	35.3%	(45.7%	)	7.7%
2.1%		2.6%	2.8%	2.7%		2.7%	0.5%		0.5%	1.3%	1.1%		0.8%

$29,280		$31,847	$30,494	$25,671		$32,202	$5,414		$7,549	$7,166	$5,106		$10,031
1,921		2,083	2,122	2,208		2,287	501		592	638	613		669
$15.25		$15.29	$14.37	$11.62		$14.07	$10.80		$12.76	$11.22	$8.30		$15.28
(0.3%	)	6.4%	23.6%	(17.4%	)	8.5%	(15.4%	)	13.7%	35.2%	(45.7%	)	7.6%
2.1%		2.6%	2.8%	2.4%		2.3%	0.4%		0.5%	1.3%	1.0%		0.6%

$35,734		$41,513	$40,440	$33,375		$37,642	$7,236		$9,644	$9,118	$6,487		$11,313
2,327		2,701	2,803	2,864		2,668	662		748	806	773		734
$15.35		$15.37	$14.42	$11.65		$14.09	$10.93		$12.89	$11.32	$8.36		$15.37
(0.1%	)	6.6%	23.8%	(17.3%	)	8.7%	(15.2%	)	13.9%	35.4%	(45.6%	)	7.8%
2.0%		2.5%	2.8%	2.5%		2.3%	0.5%		0.5%	1.3%	1.0%		0.6%

$1,905		$2,633	$3,316	$2,927		$3,807	$261		$408	$383	$250		$480
128		176	236	257		275	25		33	35	31		32
$14.85		$14.93	$14.06	$11.41		$13.84	$10.46		$12.39	$10.92	$8.10		$14.95
(0.5%	)	6.1%	23.3%	(17.6%	)	8.3%	(15.6%	)	13.4%	34.9%	(45.8%	)	7.4%
2.1%		2.4%	2.8%	2.4%		2.4%	0.4%		0.5%	1.3%	1.0%		0.5%

$22,213		$24,312	$23,029	$18,410		$20,698	$4,099		$5,340	$5,088	$3,831		$6,671
1,483		1,617	1,627	1,606		1,488	391		431	466	468		448
$14.98		$15.04	$14.15	$11.47		$13.91	$10.47		$12.39	$10.92	$8.09		$14.91
(0.4%	)	6.2%	23.4%	(17.5%	)	8.4%	(15.5%	)	13.5%	35.0%	(45.8%	)	7.5%
2.1%		2.5%	2.8%	2.5%		2.3%	0.5%		0.5%	1.3%	1.0%		0.6%

$1,808		$1,089	$162	$—		$—	$410		$323	$65	$—		$—
157		94	15	—		—	40		27	6	—		—
$11.50		$11.54	$10.85	$—		$—	$10.24		$12.11	$10.66	$—		$—
(0.3%	)	6.4%	8.5%	—		—	(15.4%	)	13.6%	6.6%	—		—
2.5%		3.5%	5.0%	—		—	0.6%		0.6%	3.4%	—		—

$9,085		$4,935	$950	$—		$—	$782		$603	$170	$—		$—
784		424	87	—		—	74		48	14	—		—
$11.58		$11.58	$10.86	$—		$—	$10.65		$12.55	$11.01	$—		$—
—		6.7%	8.6%	—		—	(15.1%	)	14.0%	10.1%	—		—
2.3%		3.2%	5.6%	—		—	0.5%		0.5%	1.8%	—		—

$10,075		$5,368	$449	$—		$—	$635		$550	$127	$—		$—
878		465	42	—		—	61		45	12	—		—
$11.47		$11.50	$10.82	$—		$—	$10.35		$12.23	$10.76	$—		$—
(0.3%	)	6.4%	8.2%	—		—	(15.4%	)	13.6%	7.6%	—		—
2.2%		3.4%	5.6%	—		—	0.5%		0.6%	3.5%	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	MFS® Investors Trust Series— Service Class
	2011		2010	2009		2008		2007

Series I Policies (a)
Net Assets	$1,732		$1,813	$1,581		$1,240		$1,576
Units Outstanding	133		133	127		124		104
Variable Accumulation Unit Value	$13.02		$13.60	$12.44		$9.97		$15.14
Total Return	(4.3%	)	9.3%	24.8%		(34.2%	)	8.5%
Investment Income Ratio	0.7%		1.0%	1.3%		0.5%		0.6%
Series II Policies (b)
Net Assets	$90		$96	$118		$115		$94
Units Outstanding	8		8	11		14		7
Variable Accumulation Unit Value	$11.07		$11.53	$10.56		$8.47		$12.89
Total Return	(3.9%	)	9.2%	24.6%		(34.3%	)	8.3%
Investment Income Ratio	0.8%		1.0%	1.3%		0.4%		0.5%
Series III Policies (c)
Net Assets	$1,717		$1,986	$2,069		$1,517		$2,159
Units Outstanding	132		147	167		153		143
Variable Accumulation Unit Value	$12.97		$13.50	$12.37		$9.93		$15.12
Total Return	(4.0%	)	9.1%	24.5%		(34.3%	)	8.2%
Investment Income Ratio	0.7%		1.0%	1.3%		0.5%		0.6%
Series IV Policies (d)
Net Assets	$1,951		$2,346	$2,205		$1,724		$2,583
Units Outstanding	148		171	176		172		168
Variable Accumulation Unit Value	$13.16		$13.69	$12.52		$10.04		$15.26
Total Return	(3.8%	)	9.3%	24.7%		(34.2%	)	8.4%
Investment Income Ratio	0.7%		1.0%	1.3%		0.5%		0.6%
Series V Policies (e)
Net Assets	$74		$81	$79		$135		$156
Units Outstanding	6		6	7		14		10
Variable Accumulation Unit Value	$12.69		$13.25	$12.17		$9.79		$14.95
Total Return	(4.2%	)	8.8%	24.2%		(34.5%	)	8.0%
Investment Income Ratio	0.7%		1.0%	1.9%		0.4%		0.7%
Series VI Policies (f)
Net Assets	$982		$1,205	$1,151		$894		$1,458
Units Outstanding	77		91	94		91		97
Variable Accumulation Unit Value	$12.74		$13.29	$12.19		$9.81		$14.95
Total Return	(4.1%	)	9.0%	24.4%		(34.4%	)	8.1%
Investment Income Ratio	0.8%		1.0%	1.3%		0.5%		0.6%
Series VII Policies (g)
Net Assets	$14		$—	$—		$—		$—
Units Outstanding	1		—	—		—		—
Variable Accumulation Unit Value	$9.93		$10.34	$10.00		$—		$—
Total Return	(0.7%	)	—	—		—		—
Investment Income Ratio	0.9%		—	—		—		—
Series VIII Policies (h)
Net Assets	$142		$71	$38		$—		$—
Units Outstanding	12		6	4		—		—
Variable Accumulation Unit Value	$11.49		$11.93	$10.91		$—		$—
Total Return	(3.7%	)	9.4%	9.1%		—		—
Investment Income Ratio	0.7%		0.9%	—		—		—
Series IX Policies (i)
Net Assets	$34		$30	$1		$—		$—
Units Outstanding	3		3	—		—		—
Variable Accumulation Unit Value	$10.37		$10.81	$9.91		$—		$—
Total Return	(4.0%	)	9.1%	(0.9%	)	—		—
Investment Income Ratio	0.6%		0.6%	—		—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

MFS® Research Series— Service Class							MFS® Utilities Series— Service Class
2011		2010	2009	2008		2007	2011	2010	2009	2008		2007

$2,122		$2,224	$1,919	$1,431		$2,305	$132,838	$129,257	$117,441	$94,366		$170,943
146		150	147	141		143	5,507	5,551	5,653	5,947		6,591
$14.52		$14.84	$13.01	$10.14		$16.13	$24.12	$23.28	$20.80	$15.88		$25.89
(2.2%	)	14.0%	28.4%	(37.1%	)	11.4%	3.6%	11.9%	31.0%	(38.7%	)	25.8%
0.6%		0.7%	1.1%	0.3%		0.5%	3.0%	3.0%	4.6%	1.3%		0.8%

$83		$98	$100	$90		$168	$9,491	$10,529	$10,910	$8,589		$15,026
7		8	10	11		13	437	510	589	606		645
$11.64		$11.90	$10.45	$8.15		$12.99	$21.72	$20.71	$18.53	$14.17		$23.13
(2.2%	)	13.9%	28.2%	(37.2%	)	11.2%	4.9%	11.8%	30.8%	(38.8%	)	25.6%
0.6%		0.7%	1.4%	0.3%		0.3%	3.0%	3.1%	4.5%	1.3%		0.6%

$1,762		$2,026	$2,130	$1,810		$2,844	$70,764	$77,660	$79,800	$66,723		$124,909
124		139	167	182		178	2,791	3,211	3,686	4,026		4,601
$14.20		$14.53	$12.77	$9.96		$15.88	$25.36	$24.20	$21.66	$16.57		$27.07
(2.3%	)	13.8%	28.1%	(37.3%	)	11.1%	4.8%	11.7%	30.8%	(38.8%	)	25.5%
0.6%		0.7%	1.2%	0.3%		0.5%	2.9%	3.1%	4.6%	1.3%		0.7%

$1,823		$2,235	$2,301	$1,774		$2,931	$83,514	$87,555	$83,066	$64,814		$110,284
129		155	182	178		186	3,241	3,569	3,783	3,866		4,026
$14.12		$14.43	$12.66	$9.86		$15.70	$25.78	$24.56	$21.95	$16.76		$27.34
(2.1%	)	14.0%	28.3%	(37.2%	)	11.3%	5.0%	11.9%	31.0%	(38.7%	)	25.7%
0.6%		0.7%	1.1%	0.3%		0.5%	2.9%	3.0%	4.6%	1.3%		0.7%

$114		$144	$134	$107		$135	$4,075	$4,608	$5,451	$4,837		$8,806
8		10	11	11		9	163	195	253	293		326
$14.05		$14.42	$12.70	$9.94		$15.88	$25.06	$23.97	$21.51	$16.49		$27.01
(2.5%	)	13.5%	27.8%	(37.4%	)	10.9%	4.6%	11.4%	30.4%	(39.0%	)	25.2%
0.6%		0.7%	1.1%	0.2%		0.5%	2.9%	3.2%	4.6%	1.3%		0.7%

$1,276		$1,475	$1,417	$1,355		$2,223	$65,428	$68,860	$69,678	$60,416		$103,710
89		101	110	135		139	2,616	2,882	3,250	3,679		3,855
$14.27		$14.62	$12.87	$10.06		$16.06	$25.02	$23.91	$21.43	$16.42		$26.86
(2.4%	)	13.6%	27.9%	(37.4%	)	11.0%	4.7%	11.5%	30.6%	(38.9%	)	25.3%
0.6%		0.8%	1.3%	0.3%		0.5%	2.9%	3.0%	4.7%	1.3%		0.7%

$66		$7	$2	$—		$—	$5,824	$2,514	$526	$—		$—
5		1	—	—		—	446	202	47	—		—
$11.94		$12.23	$10.75	$—		$—	$13.04	$12.45	$11.15	$—		$—
(2.3%	)	13.8%	7.5%	—		—	4.8%	11.7%	11.5%	—		—
1.0%		0.8%	—	—		—	3.5%	2.3%	—	—		—

$205		$86	$33	$—		$—	$10,674	$5,942	$1,090	$—		$—
17		7	3	—		—	799	467	91	—		—
$12.38		$12.63	$11.07	$—		$—	$13.33	$12.68	$11.33	$—		$—
(2.0%	)	14.1%	10.7%	—		—	5.1%	12.0%	13.3%	—		—
0.8%		0.6%	—	—		—	3.0%	2.2%	—	—		—

$114		$22	$1	$—		$—	$10,164	$5,238	$975	$—		$—
9		2	—	—		—	776	418	83	—		—
$12.43		$12.73	$11.19	$—		$—	$13.10	$12.50	$11.20	$—		$—
(2.3%	)	13.8%	11.9%	—		—	4.8%	11.7%	12.0%	—		—
0.8%		0.2%	—	—		—	3.2%	2.5%	—	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	Neuberger Berman AMT Mid-Cap Growth Portfolio— Class S
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$9,043		$8,843	$6,345	$5,562		$9,826
Units Outstanding	530		508	463	525		514
Variable Accumulation Unit Value	$17.06		$17.40	$13.70	$10.58		$18.99
Total Return	(1.9%	)	27.0%	29.5%	(44.3%	)	20.5%
Investment Income Ratio	—		—	—	—		—
Series II Policies (b)
Net Assets	$447		$455	$415	$345		$777
Units Outstanding	31		31	36	38		47
Variable Accumulation Unit Value	$14.55		$14.74	$11.63	$8.99		$16.17
Total Return	(1.3%	)	26.8%	29.3%	(44.4%	)	20.3%
Investment Income Ratio	—		—	—	—		—
Series III Policies (c)
Net Assets	$5,681		$6,544	$4,630	$4,013		$8,100
Units Outstanding	333		379	340	381		427
Variable Accumulation Unit Value	$17.04		$17.26	$13.63	$10.54		$18.96
Total Return	(1.3%	)	26.7%	29.3%	(44.4%	)	20.3%
Investment Income Ratio	—		—	—	—		—
Series IV Policies (d)
Net Assets	$6,719		$7,736	$6,409	$5,319		$8,821
Units Outstanding	378		431	452	486		447
Variable Accumulation Unit Value	$17.77		$17.98	$14.17	$10.95		$19.67
Total Return	(1.2%	)	26.9%	29.5%	(44.3%	)	20.4%
Investment Income Ratio	—		—	—	—		—
Series V Policies (e)
Net Assets	$504		$466	$365	$488		$548
Units Outstanding	30		27	27	46		29
Variable Accumulation Unit Value	$16.92		$17.19	$13.60	$10.55		$19.02
Total Return	(1.6%	)	26.4%	28.9%	(44.6%	)	20.0%
Investment Income Ratio	—		—	—	—		—
Series VI Policies (f)
Net Assets	$5,697		$5,699	$4,266	$3,685		$7,017
Units Outstanding	325		329	312	348		367
Variable Accumulation Unit Value	$17.06		$17.32	$13.69	$10.60		$19.11
Total Return	(1.5%	)	26.5%	29.1%	(44.5%	)	20.1%
Investment Income Ratio	—		—	—	—		—
Series VII Policies (g)
Net Assets	$438		$77	$17	$—		$—
Units Outstanding	32		6	2	—		—
Variable Accumulation Unit Value	$13.77		$13.97	$11.03	$—		$—
Total Return	(1.4%	)	26.6%	10.3%	—		—
Investment Income Ratio	—		—	—	—		—
Series VIII Policies (h)
Net Assets	$786		$437	$93	$—		$—
Units Outstanding	55		29	8	—		—
Variable Accumulation Unit Value	$14.72		$14.89	$11.72	$—		$—
Total Return	(1.1%	)	27.0%	17.2%	—		—
Investment Income Ratio	—		—	—	—		—
Series IX Policies (i)
Net Assets	$1,022		$654	$152	$—		$—
Units Outstanding	73		46	14	—		—
Variable Accumulation Unit Value	$14.02		$14.22	$11.23	$—		$—
Total Return	(1.4%	)	26.6%	12.3%	—		—
Investment Income Ratio	—		—	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

PIMCO Real Return Portfolio— Advisor Class		T. Rowe Price Equity Income Portfolio—II
2011	2010	2011		2010	2009	2008		2007

$25,890	$9,161	$31,069		$31,452	$27,089	$21,806		$34,245
2,288	888	2,364		2,326	2,267	2,256		2,224
$11.31	$10.30	$13.15		$13.51	$11.94	$9.67		$15.39
9.8%	3.0%	(2.7%	)	13.1%	23.5%	(37.2%	)	1.6%
1.8%	1.1%	1.5%		1.7%	1.7%	2.2%		1.5%

$3,364	$1,257	$2,572		$3,052	$3,121	$2,843		$4,607
298	124	242		279	323	362		368
$11.30	$10.29	$10.65		$10.93	$9.67	$7.84		$12.50
9.9%	2.9%	(2.5%	)	13.0%	23.3%	(37.2%	)	1.4%
1.7%	1.1%	1.5%		1.6%	1.7%	2.2%		1.6%

$16,385	$5,078	$26,189		$30,483	$29,592	$26,044		$47,651
1,445	494	2,025		2,295	2,518	2,730		3,138
$11.29	$10.28	$12.94		$13.28	$11.76	$9.54		$15.21
9.8%	2.8%	(2.6%	)	12.9%	23.3%	(37.3%	)	1.4%
1.5%	1.1%	1.4%		1.6%	1.7%	2.1%		1.5%

$16,681	$9,685	$42,380		$50,751	$47,933	$42,899		$75,255
1,472	941	3,219		3,760	4,016	4,437		4,884
$11.32	$10.29	$13.17		$13.50	$11.94	$9.67		$15.39
10.0%	2.9%	(2.4%	)	13.1%	23.4%	(37.2%	)	1.5%
1.7%	1.1%	1.4%		1.6%	1.7%	2.1%		1.5%

$—	$—	$2,427		$3,140	$3,793	$3,720		$7,212
—	—	192		241	328	396		479
$—	$—	$12.65		$13.01	$11.55	$9.40		$15.02
—	—	(2.8%	)	12.6%	23.0%	(37.4%	)	1.1%
—	—	1.4%		1.6%	1.7%	2.1%		1.5%

$13,205	$6,156	$27,439		$32,716	$31,722	$27,582		$49,094
1,142	600	2,147		2,490	2,718	2,914		3,245
$11.26	$10.27	$12.78		$13.14	$11.65	$9.47		$15.12
9.6%	2.7%	(2.7%	)	12.8%	23.1%	(37.4%	)	1.2%
1.7%	1.1%	1.4%		1.6%	1.7%	2.1%		1.5%

$8,975	$2,172	$1,809		$655	$116	$—		$—
794	210	149		49	10	—		—
$11.28	$10.28	$12.17		$12.50	$11.08	$—		$—
9.8%	2.8%	(2.6%	)	12.9%	10.8%	—		—
1.7%	1.1%	1.8%		1.9%	2.2%	—		—

$11,795	$2,707	$4,118		$2,418	$286	$—		$—
1,037	259	342		195	26	—		—
$11.34	$10.30	$12.02		$12.31	$10.88	$—		$—
10.1%	3.0%	(2.3%	)	13.2%	8.8%	—		—
1.6%	1.1%	1.6%		2.0%	2.2%	—		—

$12,262	$3,238	$2,822		$1,796	$264	$—		$—
1,086	315	234		143	24	—		—
$11.28	$10.28	$12.06		$12.38	$10.97	$—		$—
9.8%	2.8%	(2.6%	)	12.9%	9.7%	—		—
1.6%	1.1%	1.6%		1.9%	2.4%	—		—

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Net Assets and Units Outstanding in 000’s) (Continued):

	UIF Emerging Markets Equity Portfolio— Class II
	2011		2010	2009	2008		2007

Series I Policies (a)
Net Assets	$29,011		$35,319	$27,625	$14,097		$28,552
Units Outstanding	1,068		1,024	939	803		691
Variable Accumulation Unit Value	$27.17		$34.49	$29.40	$17.53		$41.09
Total Return	(21.2%	)	17.3%	67.8%	(57.3%	)	38.5%
Investment Income Ratio	0.4%		0.6%	—	—		0.4%
Series II Policies (b)
Net Assets	$2,348		$3,281	$3,418	$1,783		$3,758
Units Outstanding	135		152	185	161		141
Variable Accumulation Unit Value	$17.66		$21.93	$18.73	$11.18		$26.25
Total Return	(19.5%	)	17.1%	67.5%	(57.4%	)	38.3%
Investment Income Ratio	0.4%		0.6%	—	—		0.4%
Series III Policies (c)
Net Assets	$21,824		$32,079	$28,342	$15,977		$37,274
Units Outstanding	830		980	1,016	958		950
Variable Accumulation Unit Value	$26.35		$32.75	$27.97	$16.71		$39.25
Total Return	(19.5%	)	17.1%	67.4%	(57.4%	)	38.2%
Investment Income Ratio	0.3%		0.6%	—	—		0.4%
Series IV Policies (d)
Net Assets	$27,145		$40,693	$36,128	$19,790		$46,863
Units Outstanding	986		1,190	1,238	1,137		1,145
Variable Accumulation Unit Value	$27.57		$34.22	$29.19	$17.41		$40.83
Total Return	(19.4%	)	17.2%	67.7%	(57.4%	)	38.4%
Investment Income Ratio	0.3%		0.6%	—	—		0.4%
Series V Policies (e)
Net Assets	$1,077		$1,927	$1,592	$785		$1,635
Units Outstanding	52		73	77	60		53
Variable Accumulation Unit Value	$20.66		$25.73	$22.04	$13.20		$31.08
Total Return	(19.7%	)	16.8%	67.0%	(57.5%	)	37.9%
Investment Income Ratio	0.4%		0.6%	—	—		0.4%
Series VI Policies (f)
Net Assets	$17,886		$27,479	$26,659	$14,671		$34,141
Units Outstanding	685		845	958	879		870
Variable Accumulation Unit Value	$26.13		$32.52	$27.83	$16.65		$39.16
Total Return	(19.7%	)	16.9%	67.2%	(57.5%	)	38.0%
Investment Income Ratio	0.3%		0.6%	—	—		0.4%
Series VII Policies (g)
Net Assets	$1,327		$1,100	$261	$—		$—
Units Outstanding	117		78	22	—		—
Variable Accumulation Unit Value	$11.33		$14.09	$12.05	$—		$—
Total Return	(19.6%	)	17.0%	20.5%	—		—
Investment Income Ratio	0.5%		0.5%	—	—		—
Series VIII Policies (h)
Net Assets	$3,860		$3,403	$720	$—		$—
Units Outstanding	359		253	61	—		—
Variable Accumulation Unit Value	$10.76		$13.34	$11.36	$—		$—
Total Return	(19.3%	)	17.4%	13.6%	—		—
Investment Income Ratio	0.4%		0.6%	—	—		—
Series IX Policies (i)
Net Assets	$2,686		$2,502	$454	$—		$—
Units Outstanding	249		187	39	—		—
Variable Accumulation Unit Value	$10.78		$13.41	$11.46	$—		$—
Total Return	(19.6%	)	17.0%	14.6%	—		—
Investment Income Ratio	0.4%		0.6%	—	—		—

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a)	Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b)	Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c)	Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d)	Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e)	Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f)	Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(g)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(h)	Expenses as a percent of average variable accumulation value are 1.35%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(i)	Expenses as a percent of average variable accumulation value are 1.65%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

NYLIAC Variable Annuity Separate Account-III

Victory VIF Diversified Stock— Class A Shares
2011		2010	2009	2008		2007

$4,872		$6,171	$6,156	$5,067		$7,960
428		497	550	567		545
$11.40		$12.40	$11.20	$8.94		$14.59
(8.1%	)	10.8%	25.3%	(38.7%	)	8.4%
0.6%		0.7%	0.8%	0.8%		0.6%

$1,013		$1,116	$1,033	$608		$743
101		102	104	77		57
$10.04		$10.94	$9.89	$7.91		$12.93
(8.3%	)	10.6%	25.1%	(38.8%	)	8.3%
0.7%		0.7%	0.8%	0.8%		0.6%

$2,325		$3,052	$3,165	$2,858		$4,571
209		252	288	324		319
$11.12		$12.13	$10.97	$8.77		$14.35
(8.3%	)	10.6%	25.0%	(38.9%	)	8.2%
0.6%		0.7%	0.8%	0.8%		0.7%

$6,276		$7,944	$7,074	$5,571		$7,803
568		660	651	642		550
$11.06		$12.04	$10.87	$8.68		$14.18
(8.2%	)	10.7%	25.2%	(38.8%	)	8.4%
0.6%		0.7%	0.8%	0.8%		0.6%

$393		$488	$630	$537		$617
37		42	59	63		44
$10.70		$11.70	$10.61	$8.51		$13.95
(8.5%	)	10.3%	24.7%	(39.0%	)	7.9%
0.7%		0.7%	0.8%	0.8%		0.7%

$1,766		$2,085	$2,629	$2,559		$3,864
161		173	242	294		270
$11.00		$12.01	$10.88	$8.71		$14.27
(8.4%	)	10.4%	24.9%	(38.9%	)	8.0%
0.6%		0.7%	0.8%	0.8%		0.7%

$81		$89	$8	$—		$—
8		8	1	—		—
$10.37		$11.32	$10.24	$—		$—
(8.3%	)	10.5%	2.4%	—		—
0.6%		0.9%	0.9%	—		—

$351		$344	$49	$—		$—
32		29	5	—		—
$11.00		$11.97	$10.80	$—		$—
(8.1%	)	10.8%	8.0%	—		—
0.6%		0.8%	1.0%	—		—

$214		$153	$19	$—		$—
19		13	2	—		—
$11.16		$12.17	$11.02	$—		$—
(8.3%	)	10.5%	10.2%	—		—
0.7%		1.0%	1.1%	—		—

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of New York Life Insurance and Annuity Corporation

and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account—III as of December 31, 2011, the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as “financial statements”) are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments by correspondence with the custodian at December 31, 2011, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 17, 2012